                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 19

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 54

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
         X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
       -----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
             on (date) pursuant to paragraph (a)(1) of Rule 485
       -----
             this post-effective amendment designates a new effective
       ----- date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUSES
-----------------     -----------------------
1.....................Cover Page

2.....................Special Terms

3.....................Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                      Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4 ....................Condensed Financial Information; Performance Information

5.....................Prospectus A: Description of the Companies, the Separate Account and
                      the Underlying Investment Companies
                      Prospectus B: Description of the Companies, the Variable Accounts and
                      the Underlying Investment Companies

6.....................Charges and Deductions

7.....................Prospectus A: The Variable Annuity Policies
                      Prospectus B: Description of the Contract

8.....................Prospectus A: The Variable Annuity Policies
                      Prospectus B: Electing the Form of Annuity and the Annuity Date; Description of
                      Variable Annuity Payout Options; Annuity Benefit Payments

9.....................Death Benefit

10....................Prospectus A: Purchase Payments; Computation of Policy Values and Annuity
                      Payments
                      Prospectus B: Payments; Computation of Values; Distribution

11....................Prospectus A: Surrender; Partial Redemption
                      Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                      Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12....................Federal Tax Considerations

13....................Legal Matters

14....................Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.     CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------     ---------------------------------------------------
15....................Cover Page

16....................Table of Contents

17....................General Information and History

18....................Services

19....................Underwriters

20....................Underwriters

21....................Performance Information

22....................Annuity Benefit Payments

23....................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            Worcester, Massachusetts

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Neither of these policies is currently being sold. Please read this Prospectus carefully before investing and keep it for future reference. Annuities involve risks including possible loss of principal.

Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


Allmerica Investment Trust                                    Fidelity Variable Insurance Products Fund
AIT Core Equity Fund                                          Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                         Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                      Fidelity VIP High Income Portfolio
AIT Money Market Fund                                         Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          Fidelity Variable Insurance Products Fund II
AIT Select Emerging Markets Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             Fidelity Variable Insurance Products Fund II
AIT Select International Equity Fund                          (Service Class 2)
AIT Select Investment Grade Income Fund                       Fidelity VIP II Contrafund-Registered Trademark-
AIT Select Strategic Growth Fund                              Portfolio
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                             Fidelity Variable Insurance Products Fund III
                                                              (Service Class 2)
AIM Variable Insurance Funds                                  Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                       Franklin Templeton Variable Insurance
AIM V.I. Value Fund                                           Products Trust (Class 2)
                                                              FT VIP Franklin Natural Resources Securities Fund
Alliance Variable Products Series Fund, Inc.                  FT VIP Franklin Small Cap Fund
(Class B)
Alliance Growth and Income Portfolio                          INVESCO Variable Investment Funds, Inc.
Alliance Premier Growth Portfolio                             INVESCO VIF Health Sciences Fund
Delaware Group Premium Fund                                   Janus Aspen Series (Service Shares)
(Service Class)                                               Janus Aspen Growth Portfolio
DGPF Growth Opportunities Series                              Janus Aspen Growth and Income Portfolio
Delaware Group Premium Fund                                   Pioneer Variable Contracts Trust (Class II)
DGPF International Equity Series                              Pioneer Emerging Markets VCT Portfolio
Eaton Vance Variable Trust                                    Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                      Scudder Variable Series II
                                                              Scudder Technology Growth Portfolio
                                                              SVS Dreman Financial Services Portfolio
                                                              T. Rowe Price International Series, Inc.
                                                              T. Rowe Price International Stock Portfolio


The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

This annuity is NOT a bank deposit or obligation; is NOT federally insured; and is NOT endorsed by any bank or governmental agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               DATED MAY 1, 2001

(cont.)


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF THE POLICY FEATURES..............................        17
PERFORMANCE INFORMATION.....................................        21
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        27
INVESTMENT OBJECTIVES AND POLICIES..........................        30
WHAT IS AN ANNUITY?.........................................        33
CHARGES AND DEDUCTIONS......................................        33
  A.   Surrender Charge.....................................        33
  B.   Premium Taxes........................................        36
  C.   Policy Fee...........................................        37
  D.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        37
  E.   Annual Charges Against Separate Account Assets.......        37
THE VARIABLE ANNUITY POLICIES...............................        39
  A.   Purchase Payments....................................        39
  B.   Right to Cancel Individual Retirement Annuity........        39
  C.   Right to Cancel All Other Policies...................        40
  D.   Transfer Privilege...................................        40
  E.   Surrender............................................        41
  F.   Partial Redemption...................................        42
  G.   Death Benefit........................................        42
  H.   The Spouse of the Owner as Beneficiary...............        44
  I.   Assignment...........................................        44
  J.   Electing the Form of Annuity and the Annuity Date....        44
  K.   Description of Variable Annuity Payout Options.......        45
  L.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        46
  M.  NORRIS Decision.......................................        48
  N.   Computation of Policy Values and Annuity Benefit
    Payments................................................        48
FEDERAL TAX CONSIDERATIONS..................................        50
  A.   General..............................................        51
        The Company.........................................        51
        Diversification Requirements........................        51
        Investor Control....................................        51
  B.   Qualified and Non-Qualified Policies.................        51
  C.   Taxation of the Policies in General..................        52
        Withdrawals Prior to Annuitization..................        52
        Annuity Payouts After Annuitization.................        52
        Penalty on Distribution.............................        52
        Assignments or Transfers............................        52
        Nonnatural Owners...................................        53
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organization.............        53
  D.   Tax Withholding......................................        53
  E.   Provisions Applicable to Qualified Employer Plans....        53
        Self-Employed Pension and Profit Sharing Plans......        54
        Individual Retirement Annuities.....................        54
        Tax-Sheltered Annuities.............................        54
        Texas Optional Retirement Program...................        54
LOANS (QUALIFIED POLICIES ONLY).............................        54
STATEMENTS AND REPORTS......................................        55

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        55
VOTING RIGHTS...............................................        56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        57
LEGAL MATTERS...............................................        57
FURTHER INFORMATION.........................................        57
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS
 THEREOF)
 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 POLICY NO. A3018-94 FIRST ALLMERICA FINANCIAL LIFE
 INSURANCE COMPANY..........................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA
 FINANCIAL
 LIFE INSURANCE AND ANNUITY COMPANY)........................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         6
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................  F-1

                                 SPECIAL TERMS

Accumulated Value: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

Accumulation Unit: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

Annuitant: the person designated in the Policy to whom the Annuity is to be paid.

Annuity Date: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

Annuity Unit: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.


Company: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies
(Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.



Cumulative Earnings: the Accumulated Value reduced by total payments not previously withdrawn.


Fixed Annuity Payout: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

General Account: all the assets of the Company other than those held in a Separate Account.

Separate Account: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


Sub-Account: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.


Surrender Value: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


Underlying Fund (Funds): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. (INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

Valuation Date: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

Valuation Period: the interval between two consecutive Valuation Dates.


Variable Annuity Payout: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policy. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policies, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes may be applicable in some states and are deducted as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.


                                                              Policy Year Measured
                                                                  from Date of
                                                                Purchase Payment      Charge
(1) Policy Charges:                                           --------------------    ------
                                                                      0-2              8%
                                                                       3               7%
                                                                       4               6%
                                                                       5               5%
                                                                       6               4%
                                                                       7               3%
                                                                       8               2%
                                                                       9               1%
                                                                  More than 9          0%
Surrender Charge:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawal or annuitization
  under any period certain option. The charge is a
  percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge or the period during which the charge applies, or both, when Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2)where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "A. Surrender Charge" under CHARGES AND DEDUCTIONS.

Transfer Charge:                                                                      None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in
  a Policy year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed
  $25, to reimburse the Company for the costs of
  processing the transfer.

Annual Policy Fee:                                                                     $30
  During the accumulation phase, a Policy fee equal to the
  lesser of $30 or 3% is deducted annually and upon
  surrender when Accumulated Value is $50,000 or less. The
  fee is waived for Policies issued to and maintained by
  the trustee of a 401(k) plan.

Optional Rider Charges:
  Under the following riders, 1/12th of the annual charge
  is deducted pro-rata on a monthly basis at the end of
  each month and, if applicable, at termination of the
  rider. The charge on an annual basis as a percentage of
  the Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.25%
      Rider with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.15%
      Rider with a fifteen-year waiting period:

(2) Annual Sub-Account Expenses:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                                  1.25%
  Administrative Expense Charge:                                                      0.20%
                                                                                      -----
  Total Annual Expenses:                                                              1.45%

(3) Annual Underlying Fund Expenses:



Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                               Service                                    Total Fund
                                          Management Fee        Fees          Other Expenses               Expenses
                                            (after any           or         (after any waivers/       (after any waivers/
Underlying Fund                         voluntary waivers)   12b-1 Fees*      reimbursements)           reimbursements)
---------------                         ------------------   -----------   ---------------------   -------------------------
AIT Core Equity Fund**................        0.52%             0.00%              0.05%           0.57%(1)(2)
AIT Equity Index Fund.................        0.27%             0.00%              0.06%           0.33%(1)(2)
AIT Government Bond Fund..............        0.50%             0.00%              0.11%           0.61%(1)
AIT Money Market Fund**...............        0.31%             0.00%              0.05%           0.36%(1)
AIT Select Aggressive Growth Fund.....        0.78%             0.00%              0.05%           0.83%(1)(2)
AIT Select Capital Appreciation
 Fund.................................        0.87%             0.00%              0.07%           0.94%(1)(2)
AIT Select Emerging Markets Fund......        1.35%             0.00%              0.54%           1.89%(1)(2)
AIT Select Growth Fund................        0.76%             0.00%              0.05%           0.81%(1)(2)
AIT Select Growth and Income Fund.....        0.67%             0.00%              0.06%           0.73%(1)
AIT Select International Equity
 Fund.................................        0.88%             0.00%              0.11%           0.99%(1)(2)
AIT Select Investment Grade Income
 Fund.................................        0.42%             0.00%              0.07%           0.49%(1)
AIT Select Strategic Growth Fund......        0.85%             0.00%              0.30%           1.15%(1)(2)
AIT Select Strategic Income Fund***...        0.55%             0.00%              0.47%           1.02%(1)
AIT Select Value Opportunity Fund.....        0.88%             0.00%              0.06%           0.94%(1)(2)
AIM V.I. Aggressive Growth Fund.......        0.80%             0.00%              0.46%           1.26%(3)
AIM V.I. Blue Chip Fund...............        0.02%             0.00%              1.38%           1.40%(3)(4)
AIM V.I. Value Fund...................        0.61%             0.00%              0.23%           0.84%
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%             0.25%              0.07%           0.95%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%             0.25%              0.05%           1.30%
DGPF Growth Opportunities Series
 (Service Class)......................        0.75%             0.15%              0.09%           0.99%(5)
DGPF International Equity Series......        0.78%             0.00%              0.17%           0.95%(6)
Eaton Vance VT Floating Rate-Income
 Fund.................................        0.58%             0.25%              0.35%           1.18%(7)(8)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%             0.00%              0.08%           0.56%(9)
Fidelity VIP Growth Portfolio.........        0.57%             0.00%              0.08%           0.65%(9)
Fidelity VIP High Income Portfolio....        0.58%             0.00%              0.10%           0.68%(9)
Fidelity VIP Overseas Portfolio.......        0.72%             0.00%              0.17%           0.89%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%             0.00%              0.08%           0.61%(9)
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio (Service Class 2)..........        0.57%             0.25%              0.10%           0.92%(9)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%             0.25%              0.12%           0.95%(9)
FT VIP Franklin Natural Resources
 Securities Fund (Class 2)............        0.63%             0.25%              0.04%           0.92%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%             0.25%              0.28%           1.06%(10)(12)(13)
INVESCO VIF Health Sciences Fund......        0.75%             0.00%              0.32%           1.07%(14)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%             0.25%              0.02%           0.92%(15)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%             0.25%              0.21%           1.11%(15)
Pioneer Emerging Markets VCT Portfolio
 (Class II)****.......................        0.36%             0.25%              1.50%           2.11%(16)(17)
Pioneer Real Estate Growth VCT
 Portfolio (Class II)*****............        0.80%             0.25%              0.30%           1.35%(18)
Scudder Technology Growth Portfolio...        0.75%             0.00%              0.07%           0.82%(19)(20)
SVS Dreman Financial Services
 Portfolio............................        0.75%             0.00%              0.15%           0.90%(19)(20)(21)
T. Rowe Price International Stock
 Portfolio............................        1.05%             0.00%              0.00%           1.05%(22)

*The Company may receive services fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



**Effective October 1, 2000, the management fee rates for the AIT Core Equity Fund and AIT Money Market Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.



***This portfolio commenced operations on July 3, 2000; therefore "Other Expenses" are annualized. Actual expenses may be greater or less than shown.



****Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



*****Class II shares of the Pioneer Real Estate Growth VCT Portfolio commenced operations on August 1, 2000; therefore expenses shown are estimated.



(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund and AIT Government Bond Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout except the AIT Select Strategic Income Fund which received a reimbursement of $4,560 in 2000 under its expense limitation. Excluding this reimbursement, the Management Fee and Total Fund Expenses would have been 0.61% and 1.08%, respectively, in the table above



In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.52% for AIT Core Equity Fund, 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.



(3)Expenses have been restated to reflect current fees.



(4)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.



(5)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.



(6)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 1.02% (exclusive of 12b-1 fees). The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Without the waiver and reimbursement arrangement and including the 12b-1 fee at its current level, total annual operating expenses for the Series would have been 1.17%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.



(7)The Eaton Vance VT Floating Rate-Income Fund commenced operations after December 31, 2000; therefore expenses shown are estimated.



(8)Other Expenses are based on estimates and include an administration fee of 0.25%



(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.



(10)The Fund's class 2 distribution plan or "rule 12b-1" plan is described in the Fund's prospectus.



(11)The fund administration fee is paid indirectly through the Management fee.



(12)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(13)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.



(14)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(15)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



(16)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.



Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.



(17)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.



(18)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares Pioneer Real Estate Growth VCT Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.



(19)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II. Kemper Technology Series became Scudder Technology Growth Portfolio and KVS Dreman Financial Services became SVS Dreman Financial Services Portfolio.



(20)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99% )and Scudder Technology Growth (0.95%).



(21)"Other Expenses" have been restated to exclude reorganization costs.



(22)Management fees include operating expenses.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses, which an Owner of ExecAnnuity '93 (A3021-93) would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the Underlying Fund expenses, including any waivers/ reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee is reflected in the examples by a method designed to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is only deducted when the Accumulated Value is less than $50,000. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expenses examples in Appendix B.)


These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


With Surrender Charge                                         1 Year    3 Years    5 Years    10 Years
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 95       $134       $161       $240
AIT Equity Index Fund......................................    $ 93       $127       $149       $215
AIT Government Bond Fund...................................    $ 95       $135       $163       $244
AIT Money Market Fund......................................    $ 93       $128       $151       $218
AIT Select Aggressive Growth Fund..........................    $ 98       $141       $175       $267
AIT Select Capital Appreciation Fund.......................    $ 99       $144       $180       $278
AIT Select Emerging Markets Fund...........................    $107       $170       $225       $368
AIT Select Growth Fund.....................................    $ 97       $140       $174       $265
AIT Select Growth and Income Fund..........................    $ 97       $138       $169       $256
AIT Select International Equity Fund.......................    $ 99       $145       $183       $283
AIT Select Investment Grade Income Fund....................    $ 94       $131       $157       $232
AIT Select Strategic Growth Fund...........................    $101       $150       $191       $298
AIT Select Strategic Income Fund...........................    $ 99       $146       $184       $286
AIT Select Value Opportunity Fund..........................    $ 99       $144       $180       $278
AIM V.I. Aggressive Growth Fund............................    $102       $153       $196       $309
AIM V.I. Blue Chip Fund....................................    $103       $157       $203       $322
AIM V.I. Value Fund........................................    $ 98       $141       $175       $268
Alliance Growth and Income Portfolio.......................    $ 99       $144       $181       $279
Alliance Premier Growth Portfolio..........................    $102       $154       $198       $313
DGPF Growth Opportunities Series...........................    $ 99       $145       $183       $283
DGPF International Equity Series...........................    $ 99       $144       $181       $279
Eaton Vance VT Floating Rate-Income Fund...................    $101       $151       $192       $301
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $133       $161       $239
Fidelity VIP Growth Portfolio..............................    $ 96       $136       $165       $248
Fidelity VIP High Income Portfolio.........................    $ 96       $137       $167       $251
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $178       $273
Fidelity VIP II Asset Manager Portfolio....................    $ 95       $135       $163       $244
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 98       $143       $179       $276
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
FT VIP Franklin Natural Resources Securities Fund..........    $ 98       $143       $179       $276
FT VIP Franklin Small Cap Fund.............................    $100       $147       $186       $290
INVESCO VIF Health Sciences Fund...........................    $100       $148       $187       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $276
Janus Aspen Growth and Income Portfolio....................    $100       $149       $189       $294
Pioneer Emerging Markets VCT Portfolio.....................    $109       $176       $235       $387
Pioneer Real Estate Growth VCT Portfolio...................    $102       $155       $200       $318
Scudder Technology Growth Portfolio........................    $ 97       $141       $174       $266
SVS Dreman Financial Services Portfolio....................    $ 98       $143       $178       $274
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


With Surrender Charge                                         1 Year    3 Years    5 Years    10 Years
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $141       $174       $266
AIT Equity Index Fund......................................    $ 95       $134       $162       $241
AIT Government Bond Fund...................................    $ 98       $142       $176       $270
AIT Money Market Fund......................................    $ 95       $135       $163       $244
AIT Select Aggressive Growth Fund..........................    $100       $148       $187       $291
AIT Select Capital Appreciation Fund.......................    $101       $151       $192       $302
AIT Select Emerging Markets Fund...........................    $110       $177       $236       $390
AIT Select Growth Fund.....................................    $100       $147       $186       $290
AIT Select Growth and Income Fund..........................    $ 99       $145       $182       $282
AIT Select International Equity Fund.......................    $101       $152       $195       $307
AIT Select Investment Grade Income Fund....................    $ 97       $138       $170       $257
AIT Select Strategic Growth Fund...........................    $103       $157       $203       $322
AIT Select Strategic Income Fund...........................    $102       $153       $196       $310
AIT Select Value Opportunity Fund..........................    $101       $151       $192       $302
AIM V.I. Aggressive Growth Fund............................    $104       $160       $208       $333
AIM V.I. Blue Chip Fund....................................    $105       $164       $214       $346
AIM V.I. Value Fund........................................    $100       $148       $188       $292
Alliance Growth and Income Portfolio.......................    $101       $151       $193       $303
Alliance Premier Growth Portfolio..........................    $104       $161       $210       $336
DGPF Growth Opportunities Series...........................    $101       $152       $195       $307
DGPF International Equity Series...........................    $101       $151       $193       $303
Eaton Vance VT Floating Rate-Income Fund...................    $103       $158       $204       $325
Fidelity VIP Equity-Income Portfolio.......................    $ 97       $140       $174       $265
Fidelity VIP Growth Portfolio..............................    $ 98       $143       $178       $274
Fidelity VIP High Income Portfolio.........................    $ 98       $144       $180       $277
Fidelity VIP Overseas Portfolio............................    $100       $150       $190       $297
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $142       $176       $270
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $150       $191       $300
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
FT VIP Franklin Natural Resources Securities Fund..........    $101       $150       $191       $300
FT VIP Franklin Small Cap Fund.............................    $102       $154       $198       $314
INVESCO VIF Health Sciences Fund...........................    $102       $155       $199       $315
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $300
Janus Aspen Growth and Income Portfolio....................    $102       $156       $201       $319
Pioneer Emerging Markets VCT Portfolio.....................    $112       $183       $246       $409
Pioneer Real Estate Growth VCT Portfolio...................    $105       $162       $212       $341
Scudder Technology Growth Portfolio........................    $100       $148       $187       $290
SVS Dreman Financial Services Portfolio....................    $101       $150       $191       $298
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



Without Surrender Charge                                      1 Year    3 Years    5 Years    10 Years
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $21        $ 65       $111       $240
AIT Equity Index Fund......................................    $19        $ 58       $ 99       $215
AIT Government Bond Fund...................................    $21        $ 66       $113       $244
AIT Money Market Fund......................................    $19        $ 58       $101       $218
AIT Select Aggressive Growth Fund..........................    $24        $ 73       $125       $267
AIT Select Capital Appreciation Fund.......................    $25        $ 76       $130       $278
AIT Select Emerging Markets Fund...........................    $34        $104       $176       $368
AIT Select Growth Fund.....................................    $23        $ 72       $124       $265
AIT Select Growth and Income Fund..........................    $23        $ 70       $119       $256
AIT Select International Equity Fund.......................    $25        $ 78       $133       $283
AIT Select Investment Grade Income Fund....................    $20        $ 62       $107       $232
AIT Select Strategic Growth Fund...........................    $27        $ 82       $141       $298
AIT Select Strategic Income Fund...........................    $26        $ 78       $134       $286
AIT Select Value Opportunity Fund..........................    $25        $ 76       $130       $278
AIM V.I. Aggressive Growth Fund............................    $28        $ 86       $146       $309
AIM V.I. Blue Chip Fund....................................    $29        $ 90       $153       $322
AIM V.I. Value Fund........................................    $24        $ 73       $125       $268
Alliance Growth and Income Portfolio.......................    $25        $ 76       $131       $279
Alliance Premier Growth Portfolio..........................    $28        $ 87       $148       $313
DGPF Growth Opportunities Series...........................    $25        $ 78       $133       $283
DGPF International Equity Series...........................    $25        $ 76       $131       $279
Eaton Vance VT Floating Rate-Income Fund...................    $27        $ 83       $142       $301
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $111       $239
Fidelity VIP Growth Portfolio..............................    $22        $ 67       $115       $248
Fidelity VIP High Income Portfolio.........................    $22        $ 68       $117       $251
Fidelity VIP Overseas Portfolio............................    $24        $ 75       $128       $273
Fidelity VIP II Asset Manager Portfolio....................    $21        $ 66       $113       $244
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 75       $129       $276
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
FT VIP Franklin Natural Resources Securities Fund..........    $25        $ 75       $129       $276
FT VIP Franklin Small Cap Fund.............................    $26        $ 80       $136       $290
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $137       $290
Janus Aspen Growth Portfolio...............................    $25        $ 75       $129       $276
Janus Aspen Growth and Income Portfolio....................    $26        $ 81       $139       $294
Pioneer Emerging Markets VCT Portfolio.....................    $36        $111       $187       $387
Pioneer Real Estate Growth VCT Portfolio...................    $29        $ 88       $150       $318
Scudder Technology Growth Portfolio........................    $24        $ 72       $124       $266
SVS Dreman Financial Services Portfolio....................    $24        $ 75       $128       $274
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


Without Surrender Charge                                      1 Year    3 Years    5 Years    10 Years
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $24        $ 72       $124       $266
AIT Equity Index Fund......................................    $21        $ 65       $112       $241
AIT Government Bond Fund...................................    $24        $ 74       $126       $270
AIT Money Market Fund......................................    $21        $ 66       $113       $244
AIT Select Aggressive Growth Fund..........................    $26        $ 80       $137       $291
AIT Select Capital Appreciation Fund.......................    $27        $ 84       $142       $302
AIT Select Emerging Markets Fund...........................    $37        $111       $188       $390
AIT Select Growth Fund.....................................    $26        $ 80       $136       $290
AIT Select Growth and Income Fund..........................    $25        $ 77       $132       $282
AIT Select International Equity Fund.......................    $28        $ 85       $145       $307
AIT Select Investment Grade Income Fund....................    $23        $ 70       $120       $257
AIT Select Strategic Growth Fund...........................    $29        $ 90       $153       $322
AIT Select Strategic Income Fund...........................    $28        $ 86       $146       $310
AIT Select Value Opportunity Fund..........................    $27        $ 84       $142       $302
AIM V.I. Aggressive Growth Fund............................    $30        $ 93       $158       $333
AIM V.I. Blue Chip Fund....................................    $32        $ 97       $165       $346
AIM V.I. Value Fund........................................    $26        $ 81       $138       $292
Alliance Growth and Income Portfolio.......................    $27        $ 84       $143       $303
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
DGPF Growth Opportunities Series...........................    $28        $ 85       $145       $307
DGPF International Equity Series...........................    $27        $ 84       $143       $303
Eaton Vance VT Floating Rate-Income Fund...................    $30        $ 91       $154       $325
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 72       $124       $265
Fidelity VIP Growth Portfolio..............................    $24        $ 75       $128       $274
Fidelity VIP High Income Portfolio.........................    $25        $ 76       $130       $277
Fidelity VIP Overseas Portfolio............................    $27        $ 82       $140       $297
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 74       $126       $270
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 83       $141       $300
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
FT VIP Franklin Natural Resources Securities Fund..........    $27        $ 83       $141       $300
FT VIP Franklin Small Cap Fund.............................    $28        $ 87       $148       $314
INVESCO VIF Health Sciences Fund...........................    $29        $ 87       $149       $315
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $300
Janus Aspen Growth and Income Portfolio....................    $29        $ 89       $151       $319
Scudder Technology Growth Portfolio........................    $31        $ 96       $163       $341
SVS Dreman Financial Services Portfolio....................    $39        $118       $199       $409
Pioneer Emerging Markets VCT Portfolio.....................    $27        $ 82       $141       $298
Pioneer Real Estate Growth VCT Portfolio...................    $26        $ 80       $137       $290
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313


*The Policy fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Policy.

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT


Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


Separate Account: You have a choice of investing in the following thirty-nine Underlying Funds:


Allmerica Investment Trust                                    Fidelity Variable Insurance Products Fund
AIT Core Equity Fund                                          Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                         Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                      Fidelity VIP High Income Portfolio
AIT Money Market Fund                                         Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          Fidelity Variable Insurance Products Fund II
AIT Select Emerging Markets Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             Fidelity Variable Insurance Products Fund II
AIT Select International Equity Fund                          (Service Class 2)
AIT Select Investment Grade Income Fund                       Fidelity VIP II Contrafund-Registered Trademark-
AIT Select Strategic Growth Fund                              Portfolio
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                             Fidelity Variable Insurance Products Fund III
                                                              (Service Class 2)
AIM Variable Insurance Funds                                  Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                       Franklin Templeton Variable Insurance Products Trust
AIM V.I. Value Fund                                           FT VIP Franklin Natural Resources Securities Fund
Alliance Variable Products Series Fund, Inc.                  FT VIP Franklin Small Cap Fund
(Class B)                                                     INVESCO Variable Investment Funds, Inc.
Alliance Growth and Income Portfolio                          INVESCO VIF Health Sciences Fund
Alliance Premier Growth Portfolio                             Janus Aspen Series (Service Shares)
Delaware Group Premium Fund (Service Class)                   Janus Aspen Growth Portfolio
DGPF Growth Opportunities Series                              Janus Aspen Growth and Income Portfolio
Delaware Group Premium Fund                                   Pioneer Variable Contracts Trust (Class II)
DGPF International Equity Series                              Pioneer Emerging Markets VCT Portfolio
Eaton Vance Variable Trust                                    Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                      Scudder Variable Series II
                                                              Scudder Technology Growth Portfolio
                                                              SVS Dreman Financial Services Portfolio
                                                              T. Rowe Price International Series, Inc.
                                                              T. Rowe Price International Stock Portfolio

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "D. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to the Policy Owner's designated percentage allocation mix are also available at no additional charge.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

In addition, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value on the Policy anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For more details see "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Policies" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

A.  Surrender Charge

No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

B.  Annual Policy Fee

During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C.  Premium Taxes

A deduction for state and local premium taxes, if any, may be made as described under "B. Premium Taxes."

D.  Separate Account Asset Charges

The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

E.  Transfer Charge

The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.

F.  Charges of the Underlying Fund

In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" under "E. Annual Charges Against Separate Account Assets" and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

G.  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge

Subject to state availability, the Owner may elect the following optional Rider. If the Rider is elected, a separate monthly charge is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is adetermined by multiplying the Accumulated Value on the last day of each month, and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year
  waiting period............................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year
  waiting period............................................  0.15%

For a description of this Rider, see "D. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

Surrender or Partial Redemption. At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "E. Surrender" and "F. Partial Redemption" under THE VARIABLE ANNUITY POLICIES and "A. Surrender Charge" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

Death Benefit. If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "G. Death Benefit" under THE VARIABLE ANNUITY POLICIES.

Sales of Policies. The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

                            PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds and also assume that the Policy is surrendered at the end of the applicable period. Performance in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Calculations are not adjusted to reflect the deduction of any rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. (Performance numbers for the ExecAnnuity '91 policies issued by First Allmerica Financial Life Insurance Company (A3018-94) are shown in Appendix B).

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Policy fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-

Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................       9/4/91              -17.49%            13.54%            12.80%
AIT Equity Index Fund..........................       9/4/91              -17.01%            15.52%            14.18%
AIT Government Bond Fund.......................       9/8/91                0.57%             3.22%             4.95%
AIT Money Market Fund..........................       9/9/91               -2.73%             3.16%             3.42%
AIT Select Aggressive Growth Fund..............      9/16/92              -31.24%             7.72%            11.75%
AIT Select Capital Appreciation Fund...........      4/30/95               -2.45%            11.26%            16.56%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -31.02%
AIT Select Growth Fund.........................      9/16/92              -25.03%            16.42%            12.89%
AIT Select Growth and Income Fund..............      9/16/92              -18.59%            10.40%            10.56%
AIT Select International Equity Fund...........       5/3/94              -16.94%             9.81%             9.42%
AIT Select Investment Grade Income Fund........       9/5/91                0.81%             3.49%             5.95%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -35.67%
AIT Strategic Income Fund......................     N/A*                     N/A               N/A               N/A
AIT Select Value Opportunity Fund..............       5/2/93               20.35%            13.52%            12.02%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A            -15.56%
AIM V.I. Blue Chip Fund........................     N/A*                     N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -18.02%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A             -2.30%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -25.10%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -20.01%
DGPF International Equity Series...............       5/6/93               -8.16%             8.03%             8.97%
Eaton Vance VT Floating Rate-Income Fund.......     N/A*                     N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       9/5/91               -1.11%            10.96%            14.10%
Fidelity VIP Growth Portfolio..................       9/5/91              -18.88%            16.83%            16.62%
Fidelity VIP High Income Portfolio.............      9/24/91              -29.22%            -1.02%             6.09%
Fidelity VIP Overseas Portfolio................       9/5/91              -26.14%             8.02%             7.80%
Fidelity VIP II Asset Manager Portfolio........       5/4/94              -12.20%             8.82%             8.71%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio....     N/A*                     N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -17.93%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             11.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -20.77%
INVESCO VIF Health Sciences Fund...............       8/1/00                 N/A               N/A              3.33%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -20.65%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A            -16.47%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -29.61%
Pioneer Real Estate Growth VCT Portfolio.......       8/1/00                 N/A               N/A             -6.54%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -32.65%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             13.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -24.96%             6.04%             6.63%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
          (Assuming NO Withdrawal of the Investment and NO Policy Fee)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................       9/4/91              -10.82%            14.33%            12.99%
AIT Equity Index Fund..........................       9/4/91              -10.35%            16.19%            14.29%
AIT Government Bond Fund.......................       9/8/91                8.41%             4.13%             4.98%
AIT Money Market Fund..........................       9/9/91                4.86%             4.06%             3.46%
AIT Select Aggressive Growth Fund..............      9/16/92              -25.64%             8.65%            11.97%
AIT Select Capital Appreciation Fund...........      4/30/95                5.26%            12.01%            17.00%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -25.66%
AIT Select Growth Fund.........................      9/16/92              -18.99%            17.07%            13.07%
AIT Select Growth and Income Fund..............      9/16/92              -12.09%            11.19%            10.74%
AIT Select International Equity Fund...........       5/3/94              -10.30%            10.64%             9.84%
AIT Select Investment Grade Income Fund........       9/5/91                8.72%             4.45%             6.04%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -30.68%
AIT Strategic Income Fund......................     N/A*                     N/A               N/A               N/A
AIT Select Value Opportunity Fund..............       5/2/93               28.51%            14.24%            12.26%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A             -9.01%
AIM V.I. Blue Chip Fund........................     N/A*                     N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -11.66%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A              5.29%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -19.29%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -13.80%
DGPF International Equity Series...............       5/6/93               -0.93%             8.85%             9.20%
Eaton Vance VT Floating Rate-Income Fund.......     N/A*                     N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       9/5/91                6.85%            11.87%            14.31%
Fidelity VIP Growth Portfolio..................       9/5/91              -12.27%            17.59%            16.83%
Fidelity VIP High Income Portfolio.............      9/24/91              -23.60%             0.02%             6.19%
Fidelity VIP Overseas Portfolio................       9/5/91              -20.28%             8.85%             7.91%
Fidelity VIP II Asset Manager Portfolio........       5/4/94               -5.32%             9.57%             9.04%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio....     N/A*                     N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -11.56%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       9/5/91                 N/A               N/A             19.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -14.62%
INVESCO VIF Health Sciences Fund...............       8/1/00                 N/A               N/A             11.33%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -14.49%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A             -9.98%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -24.15%
Pioneer Real Estate Growth VCT Portfolio.......       8/1/00                 N/A               N/A              0.71%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -27.42%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             21.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -19.03%             6.89%             7.23%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                      For Year
                                                 Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund         Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------         ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund...........................      4/29/85               -17.49%            13.54%             14.41%
AIT Equity Index Fund..........................      9/28/90               -17.01%            15.52%             15.12%
AIT Government Bond Fund.......................      8/26/91                 0.57%             3.22%              4.79%
AIT Money Market Fund..........................      4/29/85                -2.73%             3.16%              3.52%
AIT Select Aggressive Growth Fund..............      8/21/92               -31.24%             7.72%             12.26%
AIT Select Capital Appreciation Fund...........      4/28/95                -2.45%            11.26%             16.56%
AIT Select Emerging Markets Fund...............      2/20/98               -42.58%              N/A             -10.22%
AIT Select Growth Fund.........................      8/21/92               -25.03%            16.42%             13.35%
AIT Select Growth and Income Fund..............      8/21/92               -18.59%            10.40%             10.55%
AIT Select International Equity Fund...........       5/2/94               -16.94%             9.81%              9.42%
AIT Select Investment Grade Income Fund........      4/29/85                 0.81%             3.49%              6.28%
AIT Select Strategic Growth Fund...............      2/20/98               -42.41%              N/A             -14.41%
AIT Select Strategic Income Fund...............       7/3/00                  N/A               N/A              -3.31%
AIT Select Value Opportunity Fund..............      4/30/93                20.35%            13.52%             12.01%
AIM V.I. Aggressive Growth Fund................       5/1/98                -6.17%              N/A              11.73%
AIM V.I. Blue Chip Fund........................     12/29/99               -16.04%              N/A             -15.92%
AIM V.I. Value Fund............................       5/5/93               -21.94%            13.62%             15.55%
Alliance Growth and Income Portfolio*..........      1/14/91                 4.01%            17.11%             13.39%
Alliance Premier Growth Portfolio*.............      6/26/92               -23.90%            19.29%             18.28%
DGPF Growth Opportunities Series*..............      7/12/91               -16.45%            16.01%             12.85%
DGPF International Equity Series...............     10/29/92                -8.16%             8.03%              8.58%
Eaton Vance VT Floating Rate-Income Fund.......      N/A                      N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio...........      10/9/86                -1.11%            10.96%             15.50%
Fidelity VIP Growth Portfolio..................      10/9/86               -18.88%            16.83%             18.17%
Fidelity VIP High Income Portfolio.............      9/19/85               -29.22%            -1.02%              8.21%
Fidelity VIP Overseas Portfolio................      1/28/87               -26.14%             8.02%              7.61%
Fidelity VIP II Asset Manager Portfolio........       9/6/89               -12.20%             8.82%             10.32%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio*...       1/3/95               -14.82%            15.24%             18.80%
Fidelity VIP III Growth Opportunities
 Portfolio*....................................       1/3/95               -24.33%             8.22%             11.93%
FT VIP Franklin Natural Resources Securities
 Fund*.........................................      1/24/89                26.36%            -0.09%              3.39%
FT VIP Franklin Small Cap Fund*................      11/1/95               -22.14%            17.72%             17.67%
INVESCO VIF Health Sciences Fund...............      5/22/97                20.65%              N/A              20.97%
Janus Aspen Growth Portfolio*..................      9/13/93               -22.05%            15.92%             15.29%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -21.62%              N/A              20.41%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98               -40.02%              N/A               5.30%
Pioneer Real Estate Growth VCT Portfolio*......     10/30/98                19.38%             8.08%              9.72%
Scudder Technology Growth Portfolio............       5/3/99               -28.27%              N/A              16.03%
SVS Dreman Financial Services Portfolio........       5/4/98                17.21%              N/A               2.40%
T. Rowe Price International Stock Portfolio....      3/31/94               -24.96%             6.04%              6.22%



*These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
          (Assuming NO Withdrawal of the Investment and NO Policy Fee)



                                                                      For Year
                                                 Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund         Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------         ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund...........................      4/29/85               -10.82%            14.33%             14.56%
AIT Equity Index Fund..........................      9/28/90               -10.35%            16.19%             15.20%
AIT Government Bond Fund.......................      8/26/91                 8.41%             4.13%              4.82%
AIT Money Market Fund..........................      4/29/85                 4.86%             4.06%              3.56%
AIT Select Aggressive Growth Fund..............      8/21/92               -25.64%             8.65%             12.47%
AIT Select Capital Appreciation Fund...........      4/28/95                 5.26%            12.01%             17.00%
AIT Select Emerging Markets Fund...............      2/20/98               -38.13%              N/A              -8.15%
AIT Select Growth Fund.........................      8/21/92               -18.99%            17.07%             13.52%
AIT Select Growth and Income Fund..............      8/21/92               -12.09%            11.19%             10.73%
AIT Select International Equity Fund...........       5/2/94               -10.30%            10.64%              9.84%
AIT Select Investment Grade Income Fund........      4/29/85                 8.72%             4.45%              6.37%
AIT Select Strategic Growth Fund...............      2/20/98               -37.94%              N/A             -12.44%
AIT Select Strategic Income Fund...............       7/3/00                  N/A               N/A               4.20%
AIT Select Value Opportunity Fund..............      4/30/93                28.51%            14.24%             12.25%
AIM V.I. Aggressive Growth Fund................       5/1/98                 1.12%              N/A              13.88%
AIM V.I. Blue Chip Fund........................     12/29/99                -9.52%              N/A              -9.45%
AIM V.I. Value Fund............................       5/5/93               -15.88%            14.21%             15.65%
Alliance Growth and Income Portfolio*..........      1/14/91                12.02%            17.64%             13.39%
Alliance Premier Growth Portfolio*.............      6/26/92               -17.98%            19.78%             18.31%
DGPF Growth Opportunities Series*..............      7/12/91                -9.97%            16.56%             12.85%
DGPF International Equity Series...............     10/29/92                -0.93%             8.85%              8.74%
Eaton Vance VT Floating Rate-Income Fund.......          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio...........      10/9/86                 6.85%            11.87%             15.68%
Fidelity VIP Growth Portfolio..................      10/9/86               -12.27%            17.59%             18.33%
Fidelity VIP High Income Portfolio.............      9/19/85               -23.60%             0.02%              8.29%
Fidelity VIP Overseas Portfolio................      1/28/87               -20.28%             8.85%              7.72%
Fidelity VIP II Asset Manager Portfolio........       9/6/89                -5.32%             9.57%             10.36%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio*...       1/3/95                -8.21%            15.81%             19.16%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       1/3/95               -18.46%             8.94%             12.31%
FT VIP Franklin Natural Resources Securities
 Fund*.........................................      1/24/89                34.36%             0.83%              3.39%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.10%            18.23%             18.06%
INVESCO VIF Health Sciences Fund...............      5/22/97                28.65%              N/A              21.98%
Janus Aspen Growth Portfolio*..................      9/13/93               -15.99%            16.47%             15.41%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -15.53%              N/A              22.32%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98               -35.36%              N/A               8.28%
Pioneer Real Estate Growth VCT Portfolio*......     10/30/98                27.38%             8.80%             10.15%
Scudder Technology Growth Portfolio............       5/3/99               -22.70%              N/A              20.34%
SVS Dreman Financial Services Portfolio........       5/4/98                25.21%              N/A               4.88%
T. Rowe Price International Stock Portfolio....      3/31/94               -19.03%             6.89%              6.60%



*These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                    AND THE UNDERLYING INVESTMENT COMPANIES


The Company. Allmerica Financial Life Insurance and Annuity Company (the "Company") is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995, and adopted its present name. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


The Separate Account. The Separate Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 39 Sub-Accounts available under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.


The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.


Allmerica Investment Trust. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Fourteen investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund and the AIT Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such separate accounts.


The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.


AIM Variable Insurance Funds. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



Alliance Variable Products Series Fund, Inc. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Three of its separate investment portfolios are currently available under the Policy. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



Delaware Group Premium Fund. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").



Eaton Vance Variable Trust. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund.



Fidelity Variable Insurance Products Fund. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Policy: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

Fidelity Variable Insurance Products Fund II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Policy: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.



Fidelity Variable Insurance Products Fund III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: the Fidelity VIP III Growth Opportunities Portfolio.



Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000). The investment adviser to the FT VIP Franklin Natural Resources Securities Fund and the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.



INVESCO Variable Investment Funds, Inc.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.



Janus Aspen Series. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the Policy:
Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.



Pioneer Variable Contracts Trust. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



Scudder Variable Series II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Policy. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.



T. Rowe Price International Series, Inc.  T. Rowe Price International
Series, Inc.("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by
T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies may be found in their respective prospectuses, which accompany this Prospectus. Please read them carefully before investing. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.


AIT Core Equity Fund -- seeks long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidential to this objective.



AIT Equity Index Fund -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT Government Bond Fund -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.


AIT Money Market Fund -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


AIT Select Aggressive Growth Fund -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.


AIT Select Capital Appreciation Fund -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.



AIT Select Emerging Markets Fund -- seeks long-term growth of capital by investing in the world's emerging markets.



AIT Select Growth Fund -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


AIT Select Growth and Income Fund -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT Select International Equity Fund -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.


AIT Select Investment Grade Income Fund -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.



AIT Select Strategic Growth Fund -- seeks long-term growth capital appreciation

AIT Select Strategic Income Fund -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.


AIT Select Value Opportunity Fund -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM V.I. Aggressive Growth Fund -- seeks to achieve long-term growth of capital.



AIM V.I. Blue Chip Fund -- seeks to achieve as high a total return as possible, consistent with preservation of capital.



AIM V.I. Value Fund -- seeks to achieve long-term growth of capital.



Alliance Growth and Income Portfolio (Class B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



Alliance Premier Growth Portfolio (Class B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



DGPF Growth Opportunities Series (Service Class) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.


DGPF International Equity Series -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.


Eaton Vance VT Floating Rate-Income Fund -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


Fidelity VIP Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Fidelity VIP Growth Portfolio -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


Fidelity VIP High Income Portfolio -- seeks to obtain a high level of current income while also considering growth of capital.



Fidelity VIP Overseas Portfolio -- seeks long-term growth of capital and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.


Fidelity VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


Fidelity VIP II Contrafund-Registered Trademark- Portfolio (Service
Class 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

Fidelity VIP III Growth Opportunities Portfolio (Service Class 2) -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.



FT VIP Franklin Natural Resources Securities Fund (Class 2) -- seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.



FT VIP Franklin Small Cap Fund (Class 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



INVESCO VIF Health Sciences Fund -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.



Janus Aspen Growth Portfolio (Service Shares) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.



Janus Aspen Growth and Income Portfolio (Service Shares) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.



Pioneer Emerging Markets VCT Portfolio (Class II) -- seeks to invest in securities of emerging market issuers for long-term growth of capital.



Pioneer Real Estate Growth VCT Portfolio (Class II) -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.



Scudder Technology Growth Portfolio -- seeks growth of capital.



SVS Dreman Financial Services Portfolio -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.


T. Rowe Price International Stock Portfolio -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. Therefore, to choose Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses.


If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS


Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.


A.  Surrender Charge

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

Charge for Surrender and Partial Redemption. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

 Years from Date of         Charge as Percentage of
 Payment to Date of              New Payments
     Withdrawal                    Withdrawn
 ------------------         -----------------------
         0-2                            8%
          3                             7%
          4                             6%
          5                             5%
          6                             4%
          7                             3%
          8                             2%
          9                             1%
     more than 9                        0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

Free Withdrawal Amounts. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):


        Where  (1)  is:  100% of Cumulative Earnings (calculated as the
                         Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

        Where  (2)  is:  10% of the Accumulated Value as of the Valuation Date
                         coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

        Where  (3)  is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1)  Cumulative Earnings ($1,000);

    (2)  10% of Accumulated Value ($1,500); or

    (3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.


Life Expectancy Distributions. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.


If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Policies in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

Surrenders. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "E. Surrender" and "F. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

Charge at the Time Annuity Benefit Payments Begin. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

Sales Expense. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

B.  Premium Taxes

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the

         Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or


    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

C.  Policy Fee

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.


Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


D.  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge

The Company offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts and the Fixed Account (based on the relative value that the Accumulation Units of the Sub-Accounts and the dollar amounts in the Fixed Account bear to the total Accumulated Value).

The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%

For a description of the Rider, see "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

E.  Annual Charges Against Separate Account Assets

Mortality and Expense Risk Charge. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

Administrative Expense Charge. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

Transfer Charge. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.


The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


Other Charges. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

Policy Owners may direct any inquiries to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-533-7881.

A.  Purchase Payments

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.


Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option. Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  Right to Cancel Individual Retirement Annuity

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  Right to Cancel all Other Policies

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

D.  Transfer Privilege


At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, tranfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Policy year.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.


The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.



Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and
(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

E.  Surrender

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee and a rider charge, if applicable, will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  Partial Redemption

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be a minimum of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described above under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

G.  Death Benefit

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "H. The Spouse of the Owner as Beneficiary." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value on the Valuation Date that the Company receives due proof of death at the Principal Office, (2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.


A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The

Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

H.  The Spouse of the Owner as Beneficiary

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

I.  Assignment

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  Electing the Form of Annuity and the Annuity Date

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy.

K.  Description of Variable Annuity Payout Options


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.


The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

Option I -- Variable Life Annuity with 120 Monthly Payments Guaranteed. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

Option II -- Variable Life Annuity. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

Option III -- Unit Refund Variable Life Annuity. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where: (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

              (2) is the number of monthly payments paid prior to the death of the Annuitant.

Option IV-A -- Joint and Survivor Variable Life Annuity. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

Option IV-B -- Joint and Two-thirds Survivor Variable Life Annuity. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

Option V -- Period Certain Variable Annuity (Payments Guaranteed for a Specific Number of Years). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

L.  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------

        Accumulated Value determined immediately prior to the withdrawal

Conditions on Election of the M-GAP Rider.

- The Owner may elect the M-GAP Rider at Policy issue or at any time thereafter, however, if the Rider is not elected within thirty days after Policy issue or within thirty days after a Policy anniversary date, the effective date of the Rider will be the following Policy anniversary date.

- The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

Exercising the M-GAP Rider.

- The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

Terminating the M-GAP Rider.

- The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Policy anniversary and (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

- The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider.

- The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Policy anniversary.

- Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

- The Rider will terminate upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "H. The Spouse of the Owner as Beneficiary" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                              Minimum
  Policy        Minimum      Guaranteed
Anniversary    Guaranteed      Annual
At Exercise   Benefit Base   Income(1)
-----------   ------------   ----------
  10            $162,889      $12,153
  15            $207,892      $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See above, "TERMINATING THE M-GAP RIDER.")


M.  NORRIS Decision

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

N.  Computation of Policy Values and Annuity Benefit Payments


The Accumulation Unit. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from

Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

Adjusted Gross Investment Rate. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.


Net Investment Rate and Net Investment Factor. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.


The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Determination of the First Variable Annuity Benefit Payment. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "M. NORRIS Decision" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options the dollar amount is determined by multiplying
  (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For all period certain options the dollar amount is determined by multiplying
  (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

The Annuity Unit. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

Determination of the Number of Annuity Units. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

Dollar Amount of Subsequent Variable Annuity Benefit Payments. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," above.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

A. General

The Company. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

Diversification Requirements. The IRS has issued regulations under Section817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

Investor Control. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.

B. Qualified and Non-Qualified Policies

From a federal tax viewpoint there are two types of variable annuity policies:"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "E. Provisions Applicable to Qualified Employer Plans" below.

C. Taxation of the Policies in General

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

Withdrawals Prior to Annuitization. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

Annuity Payouts After Annuitization. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

Penalty on Distribution. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

Assignments or Transfers. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

Nonnatural Owners. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  Tax Withholding

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

E.  Provisions Applicable to Qualified Employer Plans

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for a qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "C. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

Tax-Sheltered Annuities ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Texas Optional Retirement Program. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Series. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3018-93), except as follows:


1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91 and A3018-93 the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account respecting A3018-93 and A3018-94 is 3% compounded annually. For A3018-91 the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3018-93 applies to the most recent fifth year Policy anniversary and the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

6. The transfer provisions of A3018-91 are identical to those of A3018-93. Under A3018-94, the General Account restrictions described in the third paragraph of "D. Transfer Privilege" are deleted and replaced with the following:

Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than examples (1)(a) and (1)(b) on page 8 of this Prospectus:

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:


With Surrender Charge                                                             1 Year  3 Years  5 Years  10 Years
---------------------                                                             ------  -------  -------  --------
AIT Core Equity Fund............................................................   $ 93   $127     $156       $240
AIT Equity Index Fund...........................................................   $ 91   $120     $143       $215
AIT Government Bond Fund........................................................   $ 93   $129     $158       $244
AIT Money Market Fund...........................................................   $ 91   $121     $145       $218
AIT Select Aggressive Growth Fund...............................................   $ 96   $135     $169       $267
AIT Select Capital Appreciation Fund............................................   $ 97   $139     $175       $278
AIT Select Emerging Markets Fund................................................   $106   $167     $221       $368
AIT Select Growth Fund..........................................................   $ 95   $135     $168       $265
AIT Select Growth and Income Fund...............................................   $ 95   $132     $164       $256
AIT Select International Equity Fund............................................   $ 97   $140     $177       $283
AIT Select Investment Grade Income Fund.........................................   $ 92   $125     $152       $232
AIT Select Strategic Growth Fund................................................   $ 99   $145     $185       $298
AIT Select Strategic Income Fund................................................   $ 98   $141     $179       $286
AIT Select Value Opportunity Fund...............................................   $ 97   $139     $175       $278
AIM V.I. Aggressive Growth Fund.................................................   $100   $148     $190       $309
AIM V.I. Blue Chip Fund.........................................................   $101   $152     $197       $322
AIM V.I. Value Fund.............................................................   $ 96   $136     $169       $268
Alliance Growth and Income Portfolio............................................   $ 97   $139     $175       $279
Alliance Premier Growth Portfolio...............................................   $100   $149     $192       $313
DGPF Growth Opportunities Series................................................   $ 97   $140     $177       $283
DGPF International Equity Series................................................   $ 97   $139     $175       $279
Eaton Vance VT Floating Rate-Income Fund........................................   $ 99   $146     $187       $301
Fidelity VIP Equity-Income Portfolio............................................   $ 93   $127     $155       $239
Fidelity VIP Growth Portfolio...................................................   $ 94   $130     $160       $248
Fidelity VIP High Income Portfolio..............................................   $ 94   $131     $161       $251
Fidelity VIP Overseas Portfolio.................................................   $ 96   $137     $172       $273
Fidelity VIP II Asset Manager Portfolio.........................................   $ 93   $129     $158       $244
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $ 97   $138     $174       $276
Fidelity VIP III Growth Opportunities Portfolio.................................   $ 97   $139     $175       $279
FT VIP Franklin Natural Resources Securities Fund...............................   $ 97   $138     $174       $276
FT VIP Franklin Small Cap Fund..................................................   $ 98   $142     $181       $290
INVESCO VIF Health Sciences Fund................................................   $ 98   $143     $181       $290
Janus Aspen Growth Portfolio....................................................   $ 97   $138     $174       $276
Janus Aspen Growth and Income Portfolio.........................................   $ 98   $144     $183       $294
Pioneer Emerging Markets VCT Portfolio..........................................   $108   $173     $232       $387
Pioneer Real Estate Growth VCT Portfolio........................................   $101   $151     $195       $318
Scudder Technology Growth Portfolio.............................................   $ 96   $135     $168       $266
SVS Dreman Financial Services Portfolio.........................................   $ 96   $137     $173       $274
T. Rowe Price International Stock Portfolio.....................................   $ 98   $142     $180       $289

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:


With Surrender Charge                                                             1 Year  3 Years  5 Years  10 Years
---------------------                                                             ------  -------  -------  --------
AIT Core Equity Fund............................................................   $ 96   $135     $168       $266
AIT Equity Index Fund...........................................................   $ 93   $128     $156       $241
AIT Government Bond Fund........................................................   $ 96   $136     $170       $270
AIT Money Market Fund...........................................................   $ 93   $129     $158       $244
AIT Select Aggressive Growth Fund...............................................   $ 98   $143     $182       $291
AIT Select Capital Appreciation Fund............................................   $ 99   $146     $187       $302
AIT Select Emerging Markets Fund................................................   $109   $174     $233       $390
AIT Select Growth Fund..........................................................   $ 98   $142     $181       $290
AIT Select Growth and Income Fund...............................................   $ 97   $140     $177       $282
AIT Select International Equity Fund............................................   $100   $148     $189       $307
AIT Select Investment Grade Income Fund.........................................   $ 95   $133     $164       $257
AIT Select Strategic Growth Fund................................................   $101   $152     $197       $322
AIT Select Strategic Income Fund................................................   $100   $149     $191       $310
AIT Select Value Opportunity Fund...............................................   $ 99   $146     $187       $302
AIM V.I. Aggressive Growth Fund.................................................   $102   $156     $203       $333
AIM V.I. Blue Chip Fund.........................................................   $104   $160     $210       $346
AIM V.I. Value Fund.............................................................   $ 98   $143     $182       $292
Alliance Growth and Income Portfolio............................................   $ 99   $147     $188       $303
Alliance Premier Growth Portfolio...............................................   $103   $157     $205       $336
DGPF Growth Opportunities Series................................................   $100   $148     $189       $307
DGPF International Equity Series................................................   $ 99   $147     $188       $303
Eaton Vance VT Floating Rate-Income Fund........................................   $102   $153     $199       $325
Fidelity VIP Equity-Income Portfolio............................................   $ 95   $135     $168       $265
Fidelity VIP Growth Portfolio...................................................   $ 96   $137     $173       $274
Fidelity VIP High Income Portfolio..............................................   $ 97   $138     $174       $277
Fidelity VIP Overseas Portfolio.................................................   $ 99   $145     $185       $297
Fidelity VIP II Asset Manager Portfolio.........................................   $ 96   $136     $170       $270
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $ 99   $146     $186       $300
Fidelity VIP III Growth Opportunities Portfolio.................................   $ 99   $147     $188       $303
FT VIP Franklin Natural Resources Securities Fund...............................   $ 99   $146     $186       $300
FT VIP Franklin Small Cap Fund..................................................   $100   $150     $193       $314
INVESCO VIF Health Sciences Fund................................................   $101   $150     $193       $315
Janus Aspen Growth Portfolio....................................................   $ 99   $146     $186       $300
Janus Aspen Growth and Income Portfolio.........................................   $101   $151     $195       $319
Pioneer Emerging Markets VCT Portfolio..........................................   $111   $181     $243       $409
Pioneer Real Estate Growth VCT Portfolio........................................   $103   $158     $207       $341
Scudder Technology Growth Portfolio.............................................   $ 98   $143     $181       $290
SVS Dreman Financial Services Portfolio.........................................   $ 99   $145     $185       $298
T. Rowe Price International Stock Portfolio.....................................   $100   $149     $192       $313


8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                Exec Annuity Plus 191 (issued on Form A 3018-94)
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund                                 4/20/94              -17.45%            13.59%            15.35%
AIT Equity Index Fund..........................      4/21/94              -17.01%            15.52%            17.21%
AIT Government Bond Fund.......................      4/20/94                0.58%             3.23%             4.36%
AIT Money Market Fund..........................      4/10/94               -2.74%             3.14%             3.55%
AIT Select Aggressive Growth Fund..............      4/20/94              -31.25%             7.71%            10.63%
AIT Select Capital Appreciation Fund...........      4/30/95               -2.45%            11.24%            16.55%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -31.02%
AIT Select Growth Fund.........................      4/20/94              -25.06%            16.40%            16.65%
AIT Select Growth and Income Fund..............      4/20/94              -18.58%            10.41%            12.53%
AIT Select International Equity Fund...........       5/3/94              -16.94%             9.81%             9.42%
AIT Select Investment Grade Income Fund........      4/21/94                0.84%             3.54%             5.11%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -35.68%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      4/20/94               20.34%            13.51%            12.13%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A            -15.56%
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -18.02%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A             -2.30%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -25.10%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -20.01%
DGPF International Equity Series...............      4/20/94               -8.15%             8.04%             7.91%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........      4/20/94               -1.10%            10.97%            14.27%
Fidelity VIP Growth Portfolio..................      4/20/94              -18.90%            16.82%            18.70%
Fidelity VIP High Income Portfolio.............      4/20/94              -29.24%            -1.05%             2.03%
Fidelity VIP Overseas Portfolio................      4/20/94              -26.13%             8.03%             7.03%
Fidelity VIP II Asset Manager Portfolio........      5/11/94              -12.19%             8.82%             8.88%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -17.93%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             11.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -20.77%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A              3.33%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -20.65%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A            -16.47%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -29.62%
Pioneer Real Estate GrowthVCT Portfolio........       8/1/00                 N/A               N/A             -6.54%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -32.65%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             13.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -24.97%             6.01%             6.61%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
         (Assuming NO Withdrawal of the Investment and NO Policy Fees)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................      4/20/94              -10.82%            14.33%            15.69%
AIT Equity Index Fund..........................      4/21/94              -10.35%            16.19%            17.49%
AIT Government Bond Fund.......................      4/20/94                8.41%             4.13%             4.73%
AIT Money Market Fund..........................      4/10/94                4.86%             4.06%             3.96%
AIT Select Aggressive Growth Fund..............      4/20/94              -25.64%             8.65%            11.08%
AIT Select Capital Appreciation Fund...........      4/30/95                5.26%            12.01%            17.00%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -25.67%
AIT Select Growth Fund.........................      4/20/94              -18.99%            17.07%            16.96%
AIT Select Growth and Income Fund..............      4/20/94              -12.09%            11.19%            12.87%
AIT Select International Equity Fund...........       5/3/94              -10.30%            10.64%             9.84%
AIT Select Investment Grade Income Fund........      4/21/94                8.72%             4.45%             5.49%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -30.68%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      4/20/94               28.51%            14.24%            12.50%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A             -9.01%
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -11.66%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A              5.29%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -19.29%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -13.80%
DGPF International Equity Series...............      4/20/94               -0.93%             8.85%             8.29%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........      4/20/94                6.85%            11.87%            14.70%
Fidelity VIP Growth Portfolio..................      4/20/94              -12.27%            17.59%            19.08%
Fidelity VIP High Income Portfolio.............      4/20/94              -23.60%             0.02%             2.57%
Fidelity VIP Overseas Portfolio................      4/20/94              -20.28%             8.85%             7.43%
Fidelity VIP II Asset Manager Portfolio........      5/11/94               -5.32%             9.57%             9.21%
Fidelity VIP II
 Contrafund-Registered Trademark- Portfolio....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -11.56%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             19.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -14.62%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A             11.34%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -14.49%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A             -9.98%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -24.15%
Pioneer Real Estate GrowthVCT Portfolio........       8/1/00                 N/A               N/A              0.71%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -27.41%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             21.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -19.03%             6.89%             7.23%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                   For Year
                                              Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund      Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------      ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund........................      4/29/85               -17.45%            13.59%             14.41%
AIT Equity Index Fund.......................      9/28/90               -17.01%            15.52%             15.11%
AIT Government Bond Fund....................      8/26/91                 0.58%             3.23%              5.05%
AIT Money Market Fund.......................      4/29/85                -2.74%             3.14%              3.50%
AIT Select Aggressive Growth Fund...........      8/21/92               -31.25%             7.71%             12.24%
AIT Select Capital Appreciation Fund........      4/28/95                -2.45%            11.24%             16.55%
AIT Select Emerging Markets Fund............      2/20/98               -42.59%              N/A             -10.22%
AIT Select Growth Fund......................      8/21/92               -25.06%            16.40%             13.33%
AIT Select Growth and Income Fund...........      8/21/92               -18.58%            10.41%             10.55%
AIT Select International Equity Fund........       5/2/94               -16.94%             9.81%              9.42%
AIT Select Investment Grade Income Fund.....      4/29/85                 0.84%             3.54%              6.33%
AIT Select Strategic Growth Fund............      2/20/98               -42.41%              N/A             -14.41%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A              -3.31%
AIT Select Value Opportunity Fund...........      4/30/93                20.34%            13.51%             11.98%
AIM V.I. Aggressive Growth Fund.............       5/1/98                -6.17%              N/A              11.73%
AIM V.I. Blue Chip Fund.....................     12/29/99               -16.04%              N/A             -15.92%
AIM V.I. Value Fund.........................       5/5/93               -21.94%            13.62%             15.55%
Alliance Growth and Income Portfolio*.......      1/14/91                 4.01%            17.11%             13.39%
Alliance Premier Growth Portfolio*..........      6/26/92               -23.90%            19.29%             18.28%
DGPF Growth Opportunities Series*...........      7/12/91               -16.45%            16.01%             12.85%
DGPF International Equity Series............     10/29/92                -8.15%             8.04%              8.88%
Eaton Vance VT Floating Rate-Income Fund....      N/A                      N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                -1.10%            10.97%             15.59%
Fidelity VIP Growth Portfolio...............      10/9/86               -18.90%            16.82%             18.15%
Fidelity VIP High Income Portfolio..........      9/19/85               -29.24%            -1.05%              8.19%
Fidelity VIP Overseas Portfolio.............      1/28/87               -26.13%             8.03%              7.62%
Fidelity VIP II Asset Manager Portfolio.....       9/6/89               -12.19%             8.82%             10.32%
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio*.................................       1/3/95               -14.82%            15.24%             18.80%
Fidelity VIP III Growth Opportunities
 Portfolio*.................................       1/3/95               -24.34%             8.22%             11.93%
FT VIP Franklin Natural Resources Securities
 Fund*......................................      1/24/89                26.36%            -0.09%              3.39%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -22.14%            17.72%             17.67%
INVESCO Health Sciences Fund................      5/22/97                20.65%              N/A              20.97%
Janus Aspen Growth Portfolio*...............      9/13/93               -22.05%            15.92%             15.29%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -21.62%              N/A              20.41%
Pioneer Emerging Markets VCT Portfolio*.....     10/30/98               -40.02%              N/A               5.29%
Pioneer Real Estate GrowthVCT Portfolio*....       3/1/95                19.38%             8.08%              9.72%
Scudder Technology Growth Portfolio.........       5/3/99               -28.27%              N/A              16.03%
SVS Dreman Financial Services Portfolio.....       5/4/98                17.21%              N/A               2.40%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -24.97%             6.01%              6.19%



*These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (Assuming NO Withdrawal of the Investment and NO Policy Fees)



                                                                   For Year
                                              Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund      Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------      ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund........................      4/29/85               -10.82%            14.33%             14.52%
AIT Equity Index Fund.......................      9/28/90               -10.35%            16.19%             15.20%
AIT Government Bond Fund....................      8/26/91                 8.41%             4.13%              5.08%
AIT Money Market Fund.......................      4/29/85                 4.86%             4.06%              3.56%
AIT Select Aggressive Growth Fund...........      8/21/92               -25.64%             8.65%             12.46%
AIT Select Capital Appreciation Fund........      4/28/95                 5.26%            12.01%             17.00%
AIT Select Emerging Markets Fund............      2/20/98               -38.13%              N/A              -8.16%
AIT Select Growth Fund......................      8/21/92               -18.99%            17.07%             13.51%
AIT Select Growth and Income Fund...........      8/21/92               -12.09%            11.19%             10.73%
AIT Select International Equity Fund........       5/2/94               -10.30%            10.64%              9.84%
AIT Select Investment Grade Income Fund.....      4/29/85                 8.72%             4.45%              6.37%
AIT Select Strategic Growth Fund............      2/20/98               -37.94%              N/A             -12.44%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A               4.20%
AIT Select Value Opportunity Fund...........      4/30/93                28.51%            14.24%             12.23%
AIM V.I. Aggressive Growth Fund.............       5/1/98                 1.12%              N/A              13.88%
AIM V.I. Blue Chip Fund.....................     12/29/99                -9.52%              N/A              -9.45%
AIM V.I. Value Fund.........................       5/5/93               -15.88%            14.21%             15.65%
Alliance Growth and Income Portfolio*.......      1/14/91                12.02%            17.64%             13.39%
Alliance Premier Growth Portfolio*..........      6/26/92               -17.98%            19.78%             18.31%
DGPF Growth Opportunities Series*...........      7/12/91                -9.97%            16.55%             12.85%
DGPF International Equity Series............     10/29/92                -0.93%             8.85%              9.03%
Eaton Vance VT Floating Rate-Income Fund....         N/A*                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 6.85%            11.87%             15.76%
Fidelity VIP Growth Portfolio...............      10/9/86               -12.27%            17.59%             18.32%
Fidelity VIP High Income Portfolio..........      9/19/85               -23.60%             0.02%              8.28%
Fidelity VIP Overseas Portfolio.............      1/28/87               -20.28%             8.85%              7.71%
Fidelity VIP II Asset Manager Portfolio.....       9/6/89                -5.32%             9.57%             10.36%
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio*.................................       1/3/95                -8.21%            15.81%             19.16%
Fidelity VIP III Growth Opportunities
 Portfolio*.................................       1/3/95               -18.47%             8.94%             12.31%
FT VIP Franklin Natural Resources Securities
 Fund.......................................      1/24/89                34.36%             0.83%              3.39%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -16.10%            18.23%             18.06%
INVESCO Health Sciences Fund................      5/22/97                28.65%              N/A              21.98%
Janus Aspen Growth Portfolio*...............      9/13/93               -15.99%            16.47%             15.41%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -15.53%              N/A              22.32%
Pioneer Emerging Markets VCT Portfolio*.....     10/30/98               -35.36%              N/A               8.28%
Pioneer Real Estate GrowthVCT Portfolio*....       3/1/95                27.38%             8.80%             10.15%
Scudder Technology Growth Portfolio.........       5/3/99               -22.70%              N/A              20.34%
SVS Dreman Financial Services Portfolio.....       5/4/98                25.22%              N/A               4.88%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -19.03%             6.89%              6.60%



*These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying

Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             Allmerica Financial Life Insurance and Annuity Company
                             Separate Account VA-K



                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Core Equity Fund
Unit Value:
  Beginning of Period..........    3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175      1.111
  End of Period................    3.124      3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175
Units Outstanding at End of
 Period (in thousands).........  166,719    167,814    164,914    156,173    135,573    116,008    102,399     72,609     34,373

AIT Equity Index Fund
Unit Value:
  Beginning of Period..........    3.874      3.265      2.581      1.977      1.640      1.221      1.266      1.135      1.074
  End of Period................    3.474      3.874      3.265      2.581      1.977      1.640      1.221      1.226      1.135
Units Outstanding at End of
 Period (in thousands).........  135,764    131,644    107,625     85,344     57,428     39,534     29,176     22,466      9,535

AIT Government Bond Fund
Unit Value:
  Beginning of Period..........    1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112      1.075
  End of Period................    1.573      1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112
Units Outstanding at End of
 Period (in thousands).........   42,354     51,711     48,930     35,261     30,921     31,710     32,519     60,265     29,844

AIT Money Market Fund
Unit Value:
  Beginning of Period..........    1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035      1.013
  End of Period................    1.372      1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035
Units Outstanding at End of
 Period(in thousands)..........  137,255    205,622    128,730     91,676     92,354     69,311     37,668     30,815     30,778

AIT Select Aggressive Growth
 Fund
Unit Value:
  Beginning of Period..........    3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139      1.000
  End of Period................    2.553      3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139
Units Outstanding at End of
 Period (in thousands).........  138,058    123,337    125,758    106,790     89,974     70,349     54,288     26,158      2,019

AIT Select Capital Appreciation
 Fund
Unit Value:
  Beginning of Period..........    2.316      1.875      1.670      1.482      1.383      1.000        N/A        N/A        N/A
  End of Period................    2.438      2.316      1.875      1.670      1.482      1.383        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   81,632     81,133     80,048     70,932     52,927      16096        N/A        N/A        N/A

AIT Select Emerging Markets
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.743        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,749        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Growth Fund
Unit Value:
  Beginning of Period..........    3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058      1.000
  End of Period................    2.768      3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058
Units Outstanding at End of
 Period (in thousands).........  144,445    136,939    121,005     96,643     62,633     47,078     38,415     26,064      3,039

AIT Select Growth and Income
 Fund
Unit Value:
  Beginning of Period..........    2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987      1.000
  End of Period................    2.329      2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987
Units Outstanding at End of
 Period (in thousands).........  139,100    132,428    119,107    103,543     82,434     63,841     51,098     31,846      4,711

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Select International Equity
 Fund
Unit Value:
  Beginning of Period..........    2.084      1.605      1.398      1.355      1.127      0.956      1.000        N/A        N/A
  End of Period................    1.869      2.084      1.605      1.398      1.355      1.127      0.956        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........  143,187    129,946    130,011    115,585     77,485     37,680     12,530        N/A        N/A

AIT Select Investment Grade
 Income Fund
Unit Value:
  Beginning of Period..........    1.590      1.629      1.530      1.418      1.390      1.073      1.250      1.145      1.073
  End of Period................    1.728      1.590      1.629      1.530      1.418      1.390      1.196      1.250      1.145
Units Outstanding at End of
 Period (in thousands).........   91,834    106,780    102,088     86,816     79,054     69,168     57,454     48,488     15,428

AIT Select Strategic Growth
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.693        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    2,673        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Strategic Income
 Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Value Opportunity
 Fund
Unit Value:
  Beginning of Period..........    1.889      2.011      1.945      1.580      1.249      1.075      1.167      1.000        N/A
  End of Period................    2.427      1.889      2.011      1.945      1.580      1.249      1.075      1.167        N/A
Units Outstanding at End of
 Period (in thousands).........   84,657    103,456     99,750     85,126     60,145     43,433     33,049      9,902        N/A

AIM V.I. Aggressive Growth Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.910        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   34,003        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. Value Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.883        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   35,152        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Growth and Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.053        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   26,264        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Premier Growth
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.807        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   41,877        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF Growth Opportunites Series
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.862        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   20,348        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF International Equity
 Series
Unit Value:
  Beginning of Period..........    1.000      1.736      1.596      1.519      1.284      1.143      1.129      1.000        N/A
  End of Period................    1.962      1.980      1.736      1.596      1.519      1.284      1.143      1.129        N/A
Units Outstanding at End of
 Period (in thousands).........   57,144     63,396     68,279     62,134     44,416     34,692     26,924      6,681        N/A

Eaton Vance VT Floating
 Rate-Income Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP Equity-Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      3.107      2.824      2.236      1.185      1.490      1.412      1.211      1.051
  End of Period................    3.479      3.256      3.107      2.824      2.236      1.185      1.490      1.412      1.211
Units Outstanding at End of
 Period (in thousands).........  160,638    188,374    187,989    180,001    167,000    139,145    104,356     61,264     17,855

Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period..........    1.000      3.586      2.608      2.143      1.895      1.419      1.440      1.224      1.135
  End of Period................    4.261      4.857      3.586      2.608      2.143      1.895      1.419      1.440      1.224
Units Outstanding at End of
 Period (in thousands).........  165,188    160,262    149,009    148,211    142,450    116,485     90,717     49,136     18,253

Fidelity VIP High Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      2.142      2.272      1.958      1.743      1.465      1.510      1.270      1.047
  End of Period................    1.745      2.284      2.142      2.272      1.958      1.743      1.465      1.510      1.270
Units Outstanding at End of
 Period (in thousands).........   89,452     97,498     97,829     76,343     53,956     38,042     27,041     13,583      3,625

Fidelity VIP Overseas Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.814      1.632      1.484      1.330      1.230      1.226      0.906      1.030
  End of Period................    2.033      2.550      1.814      1.632      1.484      1.330      1.230      1.226      0.906
Units Outstanding at End of
 Period (in thousands).........   72,650     58,821     59,052     56,689     63,050     65,256     59,774     25,395      6,728

Fidelity VIP II Asset Manager
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.717      1.514      1.273      1.127      0.977      1.000        N/A        N/A
  End of Period................    1.779      1.879      1.717      1.514      1.273      1.127      0.977        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   69,447     78,861     69,704      55551      42415      33444      20720        N/A        N/A

Fidelity VIP II
Contrafund-Registered Trademark-
 Portfolio
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP III Growth
 Opportunities Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.884        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    4,701        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Franklin Natural
 Resources Securities Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.192        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,498        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Franklin Small Cap Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.854        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   39,455        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
INVESCO VIF Health Sciences
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.113        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   17,623        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.855        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   45,951        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Growth and Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.900        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   40,227        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Emerging Markets VCT
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    6,325        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Real Estate Growth VCT
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.007        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,505        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Scudder Technology Growth
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.726        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   39,623        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SVS Dreman Financial Services
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.216        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    8,123        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. Rowe Price International
 Stock Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.396      1.222      1.203      1.064      1.000        N/A        N/A        N/A
  End of Period................    1.485      1.834      1.396      1.222      1.203      1.064        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   77,533     68,032     68,367     59,832     35,915      10882        N/A        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                First Allmerica Financial Life Insurance Company
                             Separate Account VA-K


                                                                                Year Ended December 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
AIT Core Equity Fund
Unit Value:
  Beginning of Period................................    2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period......................................    2.655      2.977      2.336      1.986      1.610      1.359      1.037
Units Outstanding at End of Period (in thousands)....   11,654     10,700      9,224      7,404      4,652      2,436        947

AIT Equity Index Fund
Unit Value:
  Beginning of Period................................    3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period......................................    2.943      3.282      2.766      2.187      1.675      1.390      1.035
Units Outstanding at End of Period (in thousands)....   12,588     11,440      8,479      5,712       2417        947        189

AIT Government Bond Fund
Unit Value:
  Beginning of Period................................    1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period......................................    1.363      1.257      1.273      1.199      1.136      1.113      0.998
Units Outstanding at End of Period in thousands).....    3,312      4,118      2,605      1,694      1,629      1,098        363

AIT Money Market Fund
Unit Value:
  Beginning of Period                                    1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period......................................    1.299      1.239      1.195      1.149      1.105      1.064      1.020
Units Outstanding at End of Period (in thousands)....   11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT Select Aggressive Growth Fund
Unit Value:
  Beginning of Period................................    2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period......................................    2.021      2.718      1.989      1.825      1.560      1.335      1.023
Units Outstanding at End of Period (in thousands)....   13,313     11,108     10,282      7,947      5,681      2,907      1,211

AIT Select Capital Appreciation Fund
Unit Value:
  Beginning of Period................................    2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period......................................    2.438      2.316      1.875      1.670      1.482      1.115        N/A
Units Outstanding at End of Period (in thousands)....    7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT Select Emerging Markets Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.743        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      524        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Growth Fund
Unit Value:
  Beginning of Period................................    3.525      2.756      2.064      1.562      1.229      1.057      1.000
  End of Period......................................    2.856      3.525      2.756      2.064      1.562      1.229      1.057
Units Outstanding at End of Period (in thousands)....   12,442     11,455      8,389      5,589      2,645      1,278        406

AIT Select Growth and Income Fund
Unit Value:
  Beginning of Period................................    2.559      2.193      1.911      1.582      1.324      1.030      1.000
  End of Period......................................    2.250      2.559      2.193      1.911      1.582      1.324      1.030
Units Outstanding at End of Period (in thousands)....   10,295      8,958      7,519      6,124      3,759      2,173        832

                                                                                Year Ended December 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
AIT Select International Equity Fund
Unit Value:
  Beginning of Period................................    2.084      1.605      1.398      1.355      1.128      0.956      1.000
  End of Period......................................    1.869      2.084      1.605      1.398      1.355      1.128      0.956
Units Outstanding at End of Period (in thousands)....   11,747     10,841      9,713      8,076      5,068      2,093        446

AIT Select Investment Grade Income Fund
Unit Value:
  Beginning of Period................................    1.316      1.348      1.267      1.174      1.151      0.990      1.000
  End of Period......................................    1.431      1.316      1.348      1.267      1.174      1.151      0.990
Units Outstanding at End of Period (in thousands)....    5,053      5,686      5,160      3,889      2,854      1,677      1,677

AIT Select Strategic Growth Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.693        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      352        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Strategic Income Fund
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Value Opportunity Fund
Unit Value:
  Beginning of Period................................    1.712      1.823      1.764      1.433      1.131      0.975      1.000
  End of Period......................................    2.201      1.712      1.823      1.764      1.433      1.131      0.975
Units Outstanding at End of Period (in thousands)....    7,745      8,309      7,243      5,466      3,037      1,614        795

AIM V.I. Aggressive Growth Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.910        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    2,495        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. Value Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.883        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    3,008        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Growth and Income Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.053        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    1,999        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Premier Growth Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.807        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    3,419        N/A        N/A        N/A        N/A        N/A        N/A

DGPF Growth Opportunites Series
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.862        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    1,126        N/A        N/A        N/A        N/A        N/A        N/A

                                                                                Year Ended December 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
DGPF International Equity Series
Unit Value:
  Beginning of Period................................    1.720      1.508      1.387      1.319      1.115      0.993      1.000
  End of Period......................................    1.704      1.720      1.508      1.387      1.319      1.115      0.993
Units Outstanding at End of Period (in thousands)....    4,193      4,560      4,148      3,266      2,023      1,304        667

Eaton Vance VT Floating Rate-Income Fund
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP Equity-Income Portfolio
Unit Value:
  Beginning of Period................................    2.345      2.238      2.034      1.610      1.430      1.073      1.000
  End of Period......................................    2.506      2.345      2.238      2.034      1.610      1.430      1.073
Units Outstanding at End of Period (in thousands)....   16,147     17,836     16,111     12,959      9,957      5,738      2,214

Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period................................    3.673      2.712      1.972      1.620      1.433      1.073      1.073
  End of Period......................................    3.222      3.673      2.712      1.972      1.620      1.433      1.073
Units Outstanding at End of Period (in thousands)....   18,614     16,528     13,035     11,575      9,342      4,952      1,944

Fidelity VIP High Income Portfolio
Unit Value:
  Beginning of Period................................    1.551      1.455      1.543      1.330      1.184      0.995      1.000
  End of Period......................................    1.185      1.551      1.455      1.543      1.330      1.184      0.995
Units Outstanding at End of Period (in thousands)....   11,813     15,020     14,203      9,794      5,635      2,530        985

Fidelity VIP Overseas Portfolio
Unit Value:
  Beginning of Period................................    2.028      1.443      1.298      1.180      1.058      0.978      1.000
  End of Period......................................    1.616      2.028      1.443      1.298      1.180      1.058      0.978
Units Outstanding at End of Period (in thousands)....    6,095      4,796      4,358      3,601      3,114      2,804      1,697

Fidelity VIP II Asset Manager Portfolio
Unit Value:
  Beginning of Period................................    1.896      1.732      1.527      1.284      1.137      0.985      1.000
  End of Period......................................    1.795      1.896      1.732      1.527      1.284      1.137      0.985
Units Outstanding at End of Period (in thousands)....    4,729      4,614      3,514      3,125      2,735      2,025      1,240

Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio
Unit Value:
  Beginning of Period................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP III Growth Opportunities Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.884        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      335        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Franklin Natural Resources Securities Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.192        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      466        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Franklin Small Cap Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.854        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    1,703        N/A        N/A        N/A        N/A        N/A        N/A

                                                                                Year Ended December 31,
                                                       --------------------------------------------------------------------------
                                                         2000       1999       1998       1997       1996       1995       1994
                                                       --------   --------   --------   --------   --------   --------   --------
INVESCO VIF Health Sciences Fund
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.113        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    2,421        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.855        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    2,991        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Growth and Income Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.900        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    3,157        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Emerging Markets VCT Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.758        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      793        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Real Estate Growth VCT Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.007        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....      253        N/A        N/A        N/A        N/A        N/A        N/A

Scudder Technology Growth Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    0.726        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    2,629        N/A        N/A        N/A        N/A        N/A        N/A

SVS Dreman Financial Services Portfolio
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.216        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....    1,502        N/A        N/A        N/A        N/A        N/A        N/A

T. Rowe Price International Stock Portfolio
Unit Value:
  Beginning of Period................................    1.834      1.396      1.222      1.203      1.064      1.000        N/A
  End of Period......................................    1.485      1.834      1.396      1.222      1.203      1.064        N/A
Units Outstanding at End of Period (in thousands)....    6,720      5,937      5,670      4,536       2506        542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            Worcester, Massachusetts

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. Please read this Prospectus carefully before investing and keep it for future reference. Annuities involve risks including possible loss of principal.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


Allmerica Investment Trust                                    Fidelity Variable Insurance Products Fund
AIT Core Equity Fund                                          Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                         Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                      Fidelity VIP High Income Portfolio
AIT Money Market Fund                                         Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          Fidelity Variable Insurance Products Fund II
AIT Select Emerging Markets Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             Fidelity Variable Insurance Products Fund II
AIT Select International Equity Fund                          (Service Class 2)
AIT Select Investment Grade Income Fund                       Fidelity VIP II Contrafund-Registered Trademark-
AIT Select Strategic Growth Fund                              Portfolio
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                             Fidelity Variable Insurance Products Fund III
                                                              (Service Class 2)
AIM Variable Insurance Funds                                  Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                       Franklin Templeton Variable Insurance Products Trust
AIM V.I. Value Fund                                           (Class 2)
                                                              FT VIP Franklin Natural Resources Securities Fund
Alliance Variable Products Series Fund, Inc. (Class B)        FT VIP Franklin Small Cap Fund
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio                             INVESCO Variable Investment Funds, Inc.
Delaware Group Premium Fund (Service Class)                   INVESCO VIF Health Sciences Fund
DGPF Growth Opportunities Series                              Janus Aspen Series (Service Shares)
                                                              Janus Aspen Growth Portfolio
Delaware Group Premium Fund                                   Janus Aspen Growth and Income Portfolio
DGPF International Equity Series                              Pioneer Variable Contracts Trust (Class II)
Eaton Vance Variable Trust                                    Pioneer Emerging Markets VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                      Pioneer Real Estate Growth VCT Portfolio
                                                              Scudder Variable Series II
                                                              Scudder Technology Growth Portfolio
                                                              SVS Dreman Financial Services Portfolio
                                                              T. Rowe Price International Series, Inc.
                                                              T. Rowe Price International Stock Portfolio


This annuity is NOT a bank deposit or obligation; is NOT federally insured; and is NOT endorsed by any bank or governmental agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               DATED MAY 1, 2001

(cont.)


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).



The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The Company also offers a variable annuity contract with no surrender charge. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        16
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        22
INVESTMENT OBJECTIVES AND POLICIES..........................        26
PERFORMANCE INFORMATION.....................................        29
DESCRIPTION OF THE CONTRACT.................................        31
  A.   Payments.............................................        31
  B.   Right to Cancel Individual Retirement Annuity........        31
  C.   Right to Cancel All Other Contracts..................        32
  D.   Transfer Privilege...................................        32
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        33
  E.   Surrender............................................        33
  F.   Withdrawals..........................................        34
        Systematic Withdrawals..............................        34
        Life Expectancy Distributions.......................        35
  G.   Death Benefit........................................        35
        Death of the Annuitant Prior to the Annuity Date....        36
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        36
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        36
        Death of the Annuitant On or After the Annuity
        Date................................................        36
  H.   The Spouse of the Owner as Beneficiary...............        37
  I.   Assignment...........................................        37
  J.   Electing the Form of Annuity and the Annuity Date....        37
  K.   Description of Variable Annuity Payout Options.......        38
  L.   Annuity Benefit Payments.............................        39
        Determination of the First Variable Annuity Benefit
        Payment.............................................        39
        The Annuity Unit....................................        40
        Determination of the Number of Annuity Units........        40
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        40
  M.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        40
  N.   NORRIS Decision......................................        42
  O.   Computation of Values................................        43
        The Accumulation Unit...............................        43
        Net Investment Factor...............................        43
CHARGES AND DEDUCTIONS......................................        44
  A.   Variable Account Deductions..........................        44
        Mortality and Expense Risk Charge...................        44
        Administrative Expense Charge.......................        44
        Other Charges.......................................        44
  B.   Contract Fee.........................................        45
  C.   Optional Rider Charges...............................        45
  D.   Premium Taxes........................................        45
  E.   Surrender Charge.....................................        46
        Charges for Surrender and Withdrawal................        46
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        47
        Withdrawal Without Surrender Charge.................        48
        Surrenders..........................................        48
        Charge at the Time Annuity Benefit Payments Begin...        49
  F.   Transfer Charge......................................        49

GUARANTEE PERIOD ACCOUNTS...................................        50
FEDERAL TAX CONSIDERATIONS..................................        52
  A.   General..............................................        52
        The Company.........................................        52
        Diversification Requirements........................        52
        Investor Control....................................        52
  B.   Qualified and Non-Qualified Contracts................        53
  C.   Taxation of the Contracts in General.................        53
        Withdrawals Prior to Annuitization..................        53
        Annuity Payouts After Annuitization.................        53
        Penalty on Distribution.............................        53
        Assignments or Transfers............................        54
        Nonnatural Owners...................................        54
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        54
  D.   Tax Withholding......................................        54
  E.   Provisions Applicable to Qualified Employer Plans....        55
        Self-Employed Pension and Profit Sharing Plans......        55
        Individual Retirement Annuities.....................        55
        Tax-Sheltered Annuities.............................        55
        Texas Optional Retirement Program...................        56
STATEMENTS AND REPORTS......................................        56
LOANS (QUALIFIED CONTRACTS ONLY)............................        56
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        57
VOTING RIGHTS...............................................        58
DISTRIBUTION................................................        58
LEGAL MATTERS...............................................        58
FURTHER INFORMATION.........................................        59
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (Allmerica Financial Life
 Insurance and Annuity Company).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (First Allmerica Financial
 Life Insurance Company)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...............       F-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         6
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

Accumulated Value: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

Accumulation Unit: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

Annuitant: the person designated in the Contract upon whose life annuity benefit payments are to be made.

Annuity Date: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

Annuity Unit: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

Company: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.


Cumulative Earnings: the Accumulated Value reduced by total payments not previously withdrawn.


Fixed Account: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

Fixed Annuity Payout: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

General Account: all the assets of the Company other than those held in a separate account.

Guarantee Period: the number of years that a Guaranteed Interest Rate is credited.

Guarantee Period Account: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

Guaranteed Interest Rate: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

Market Value Adjustment: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (You): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


Sub-Account: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.


Surrender Value: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

Underlying Fund (Funds): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. (INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


Valuation Date: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

Variable Account: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

Variable Annuity Payout: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" in CHARGES AND DEDUCTIONS.



                                                                Complete Years
                                                                 From Date of
                                                                    Payment        Charge
(1) Contract Charges:                                           ---------------    ------
                                                                  Less than 2       8.0%
                                                                  Less than 3       7.0%
                                                                  Less than 4       6.0%
                                                                  Less than 5       5.0%
                                                                  Less than 6       4.0%
                                                                  Less than 7       3.0%
                                                                  Less than 8       2.0%
                                                                  Less than 9       1.0%
                                                                  Thereafter         0%
Surrender Charge:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or at annuitization under any
  commutable period certain option or a noncommutable fixed
  period certain option of less than ten years. The charge
  is a percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or
  Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender
  Charge" in the CHARGES AND DEDUCTIONS section.

Transfer Charge:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

Annual Contract Fee:                                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

Optional Rider Charges:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

(2) Annual Sub-Account Expenses:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                               1.25%
  Administrative Expense Charge:                                                   0.20%
                                                                                   ------
  Total Annual Expenses:                                                           1.45%

(3) Annual Underlying Fund Expenses:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                                        Total Fund
                                          Management Fee     Serice Fees      Other Expenses             Expenses
                                            (after any           or         (after any waivers/    (after any waivers/
Underlying Fund                         voluntary waivers)   12b-1 Fees*      reimbursements)        reimbursements)
---------------                         ------------------   -----------   ---------------------   --------------------
AIT Core Equity Fund**................        0.52%             0.00%              0.05%            0.57%(1)(2)
AIT Equity Index Fund.................        0.27%             0.00%              0.06%            0.33%(1)(2)
AIT Government Bond Fund..............        0.50%             0.00%              0.11%            0.61%(1)
AIT Money Market Fund**...............        0.31%             0.00%              0.05%            0.36%(1)
AIT Select Aggressive Growth Fund.....        0.78%             0.00%              0.05%            0.83%(1)(2)
AIT Select Capital Appreciation
 Fund.................................        0.87%             0.00%              0.07%            0.94%(1)(2)
AIT Select Emerging Markets Fund......        1.35%             0.00%              0.54%            1.89%(1)(2)
AIT Select Growth Fund................        0.76%             0.00%              0.05%            0.81%(1)(2)
AIT Select Growth and Income Fund.....        0.67%             0.00%              0.06%            0.73%(1)
AIT Select International Equity
 Fund.................................        0.88%             0.00%              0.11%            0.99%(1)(2)
AIT Select Investment Grade Income
 Fund.................................        0.42%             0.00%              0.07%            0.49%(1)
AIT Select Strategic Growth Fund......        0.85%             0.00%              0.30%            1.15%(1)(2)
AIT Select Strategic Income Fund***...        0.55%             0.00%              0.47%            1.02%(1)
AIT Select Value Opportunity Fund.....        0.88%             0.00%              0.06%            0.94%(1)(2)
AIM V.I. Aggressive Growth Fund.......        0.80%             0.00%              0.46%            1.26%(3)
AIM V.I. Blue Chip Fund...............        0.02%             0.00%              1.38%            1.40%(3)(4)
AIM V.I. Value Fund...................        0.61%             0.00%              0.23%            0.84%
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%             0.25%              0.07%            0.95%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%             0.25%              0.05%            1.30%
DGPF Growth Opportunities Series
 (Service Class)......................        0.75%             0.15%              0.09%            0.99%(5)
DGPF International Equity Series......        0.78%             0.00%              0.17%            0.95%(6)
Eaton Vance VT Floating Rate-Income
 Fund.................................        0.58%             0.25%              0.35%            1.18%(7)(8)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%             0.00%              0.08%            0.56%(9)
Fidelity VIP Growth Portfolio.........        0.57%             0.00%              0.08%            0.65%(9)
Fidelity VIP High Income Portfolio....        0.58%             0.00%              0.10%            0.68%(9)
Fidelity VIP Overseas Portfolio.......        0.72%             0.00%              0.17%            0.89%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%             0.00%              0.08%            0.61%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio
 (Service Class 2)....................        0.57%             0.25%              0.10%            0.92%(9)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%             0.25%              0.12%            0.95%(9)
FT VIP Franklin Natural Resources
 Securities Fund (Class 2)............        0.63%             0.25%              0.04%            0.92%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%             0.25%              0.28%            1.06%(10)(12)(13)
INVESCO VIF Health Sciences Fund......        0.75%             0.00%              0.32%            1.07%(14)
Janus Aspen Growth Portfolio
 (Service Shares).....................        0.65%             0.25%              0.02%            0.92%(15)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%             0.25%              0.21%            1.11%(15)
Pioneer Emerging Markets VCT Portfolio
 (Class II)****.......................        0.36%             0.25%              1.50%            2.11%(16)(17)
Pioneer Real Estate Growth VCT
 Portfolio (Class II)*****............        0.80%             0.25%              0.30%            1.35%(18)
Scudder Technology Growth Portfolio...        0.75%             0.00%              0.07%            0.82%(19)(20)
SVS Dreman Financial Services
 Portfolio............................        0.75%             0.00%              0.15%            0.90%(19)(20)(21)
T. Rowe Price International Stock
 Portfolio............................        1.05%             0.00%              0.00%            1.05%(22)

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment aedvisers or other service providers for providing such services.



**Effective October 1, 2000, the management fee rates for the AIT Core Equity Fund and AIT Money Market Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.



***This portfolio commenced operations on July 3, 2000, therefore "Other Expenses" are annualized. Actual expenses may be greater or less than shown.



****Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



*****Class II shares of the Pioneer Real Estate Growth VCT Portfolio commenced operations on August 1, 2000; therefore expenses shown are estimated.



(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund and AIT Government Bond Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout except the AIT Select Strategic Income Fund which received a reimbursement of $4,560 in 2000 under its expense limitation. Excluding this reimbursement, the Management Fee and Total Fund Expenses would have been 0.61% and 1.08%, respectively, in the table above.



In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.52% for AIT Core Equity Fund, 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.



(3)Expenses have been restated to reflect current fees.



(4)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.

(5)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.



(6)For the fiscal year ended December 31, 2000, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 1.02% for DGPF International Equity Series.



(7)The Eaton Vance VT Floating Rate-Income Fund commenced operations after December 31, 2000; therefore the expenses shown are estimated.



(8)Other Expenses are based on estimates and include an administration fee of 0.25%.



(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.



(10)The Fund's class 2 distribution plan or rule 12b-1 plan is described in the Fund's prospectus.



(11)The fund administration fee is paid indirectly through the Management fee.



(12)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(13)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.



(14)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(15)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



(16)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended
December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.



(17)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.



(18)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares Pioneer Real Estate Growth VCT Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.



(19)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II. Kemper Technology Series became Scudder Technology Growth Portfolio and KVS Dreman Financial Services Portfolio became SVS Dreman Financial Services Portfolio.



(20)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(21)"Other Expenses" have been restated to exclude reorganization costs.



(22)Management fees include operating expenses.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


With Surrender Charge                                         1 Year    3 Years    5 Years    10 Years
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 95       $134       $161       $240
AIT Equity Index Fund......................................    $ 93       $127       $149       $215
AIT Government Bond Fund...................................    $ 95       $135       $163       $244
AIT Money Market Fund......................................    $ 93       $128       $151       $218
AIT Select Aggressive Growth Fund..........................    $ 98       $141       $175       $267
AIT Select Capital Appreciation Fund.......................    $ 99       $144       $180       $278
AIT Select Emerging Markets Fund...........................    $107       $170       $225       $368
AIT Select Growth Fund.....................................    $ 97       $140       $174       $265
AIT Select Growth and Income Fund..........................    $ 97       $138       $169       $256
AIT Select International Equity Fund.......................    $ 99       $145       $183       $283
AIT Select Investment Grade Income Fund....................    $ 94       $131       $157       $232
AIT Select Strategic Growth Fund...........................    $101       $150       $191       $298
AIT Select Strategic Income Fund...........................    $ 99       $146       $184       $286
AIT Select Value Opportunity Fund..........................    $ 99       $144       $180       $278
AIM V.I. Aggressive Growth Fund............................    $102       $153       $196       $309
AIM V.I. Blue Chip Fund....................................    $103       $157       $203       $322
AIM V.I. Value Fund........................................    $ 98       $141       $175       $268
Alliance Growth and Income Portfolio.......................    $ 99       $144       $181       $279
Alliance Premier Growth Portfolio..........................    $ 90       $117       $132       $179
DGPF Growth Opportunities Series...........................    $ 90       $117       $132       $179
DGPF International Equity Series...........................    $ 99       $144       $181       $279
Eaton Vance VT Floating Rate-Income Fund...................    $101       $151       $192       $301
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $133       $161       $239
Fidelity VIP Growth Portfolio..............................    $ 96       $136       $165       $248
Fidelity VIP High Income Portfolio.........................    $ 96       $137       $167       $251
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $178       $273
Fidelity VIP II Asset Manager Portfolio....................    $ 95       $135       $163       $244
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 98       $143       $179       $276
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
FT VIP Franklin Natural Resources Securities Fund..........    $ 98       $143       $179       $276
FT VIP Franklin Small Cap Fund.............................    $100       $147       $186       $290
INVESCO VIF Health Sciences Fund...........................    $100       $148       $187       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $276
Janus Aspen Growth and Income Portfolio....................    $100       $149       $189       $294
Pioneer Emerging Markets VCT Portfolio.....................    $109       $176       $235       $387
Pioneer Real Estate Growth VCT Portfolio...................    $102       $155       $200       $318
Scudder Technology Growth Portfolio........................    $ 97       $141       $174       $266
SVS Dreman Financial Services Portfolio....................    $ 98       $143       $178       $274
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:


With Surrender Charge                                         1 Year    3 Years    5 Years    10 Years
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $141       $174       $266
AIT Equity Index Fund......................................    $ 95       $134       $162       $241
AIT Government Bond Fund...................................    $ 98       $142       $176       $270
AIT Money Market Fund......................................    $ 95       $135       $163       $244
AIT Select Aggressive Growth Fund..........................    $100       $148       $187       $291
AIT Select Capital Appreciation Fund.......................    $101       $151       $192       $302
AIT Select Emerging Markets Fund...........................    $110       $177       $236       $390
AIT Select Growth Fund.....................................    $100       $147       $186       $290
AIT Select Growth and Income Fund..........................    $ 99       $145       $182       $282
AIT Select International Equity Fund.......................    $101       $152       $195       $307
AIT Select Investment Grade Income Fund....................    $ 97       $138       $170       $257
AIT Select Strategic Growth Fund...........................    $103       $157       $203       $322
AIT Select Strategic Income Fund...........................    $102       $153       $196       $310
AIT Select Value Opportunity Fund..........................    $101       $151       $192       $302
AIM V.I. Aggressive Growth Fund............................    $104       $160       $208       $333
AIM V.I. Blue Chip Fund....................................    $105       $164       $214       $346
AIM V.I. Value Fund........................................    $100       $148       $188       $292
Alliance Growth and Income Portfolio.......................    $101       $151       $193       $303
Alliance Premier Growth Portfolio..........................    $ 92       $124       $145       $206
DGPF Growth Opportunities Series...........................    $ 92       $124       $145       $206
DGPF International Equity Series...........................    $101       $151       $193       $303
Eaton Vance VT Floating Rate-Income Fund...................    $103       $158       $204       $325
Fidelity VIP Equity-Income Portfolio.......................    $ 97       $140       $174       $265
Fidelity VIP Growth Portfolio..............................    $ 98       $143       $178       $274
Fidelity VIP High Income Portfolio.........................    $ 98       $144       $180       $277
Fidelity VIP Overseas Portfolio............................    $100       $150       $190       $297
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $142       $176       $270
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $150       $191       $300
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
FT VIP Franklin Natural Resources Securities Fund..........    $101       $150       $191       $300
FT VIP Franklin Small Cap Fund.............................    $102       $154       $198       $314
INVESCO VIF Health Sciences Fund...........................    $102       $155       $199       $315
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $300
Janus Aspen Growth and Income Portfolio....................    $102       $156       $201       $319
Pioneer Emerging Markets VCT Portfolio.....................    $112       $183       $246       $409
Pioneer Real Estate Growth VCT Portfolio...................    $105       $162       $212       $341
Scudder Technology Growth Portfolio........................    $100       $148       $187       $290
SVS Dreman Financial Services Portfolio....................    $101       $150       $191       $298
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


Without Surrender Charge                                      1 Year    3 Years    5 Years    10 Years
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $21        $ 65       $111       $240
AIT Equity Index Fund......................................    $19        $ 58       $ 99       $215
AIT Government Bond Fund...................................    $21        $ 66       $113       $244
AIT Money Market Fund......................................    $19        $ 58       $101       $218
AIT Select Aggressive Growth Fund..........................    $24        $ 73       $125       $267
AIT Select Capital Appreciation Fund.......................    $25        $ 76       $130       $278
AIT Select Emerging Markets Fund...........................    $34        $104       $176       $368
AIT Select Growth Fund.....................................    $23        $ 72       $124       $265
AIT Select Growth and Income Fund..........................    $23        $ 70       $119       $256
AIT Select International Equity Fund.......................    $25        $ 78       $133       $283
AIT Select Investment Grade Income Fund....................    $20        $ 62       $107       $232
AIT Select Strategic Growth Fund...........................    $27        $ 82       $141       $298
AIT Select Strategic Income Fund...........................    $26        $ 78       $134       $286
AIT Select Value Opportunity Fund..........................    $25        $ 76       $130       $278
AIM V.I. Aggressive Growth Fund............................    $28        $ 86       $146       $309
AIM V.I. Blue Chip Fund....................................    $29        $ 90       $153       $322
AIM V.I. Value Fund........................................    $24        $ 73       $125       $268
Alliance Growth and Income Portfolio.......................    $25        $ 76       $131       $279
Alliance Premier Growth Portfolio..........................    $15        $ 47       $ 82       $179
DGPF Growth Opportunities Series...........................    $15        $ 47       $ 82       $179
DGPF International Equity Series...........................    $25        $ 76       $131       $279
Eaton Vance VT Floating Rate-Income Fund...................    $27        $ 83       $142       $301
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $111       $239
Fidelity VIP Growth Portfolio..............................    $22        $ 67       $115       $248
Fidelity VIP High Income Portfolio.........................    $22        $ 68       $117       $251
Fidelity VIP Overseas Portfolio............................    $24        $ 75       $128       $273
Fidelity VIP II Asset Manager Portfolio....................    $21        $ 66       $113       $244
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 75       $129       $276
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
FT VIP Franklin Natural Resources Securities Fund..........    $25        $ 75       $129       $276
FT VIP Franklin Small Cap Fund.............................    $26        $ 80       $136       $290
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $137       $290
Janus Aspen Growth Portfolio...............................    $25        $ 75       $129       $276
Janus Aspen Growth and Income Portfolio....................    $26        $ 81       $139       $294
Pioneer Emerging Markets VCT Portfolio.....................    $36        $111       $187       $387
Pioneer Real Estate Growth VCT Portfolio...................    $29        $ 88       $150       $318
Scudder Technology Growth Portfolio........................    $24        $ 72       $124       $266
SVS Dreman Financial Services Portfolio....................    $24        $ 75       $128       $274
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:


Without Surrender Charge                                      1 Year    3 Years    5 Years    10 Years
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $24        $ 72       $124       $266
AIT Equity Index Fund......................................    $21        $ 65       $112       $241
AIT Government Bond Fund...................................    $24        $ 74       $126       $270
AIT Money Market Fund......................................    $21        $ 66       $113       $244
AIT Select Aggressive Growth Fund..........................    $26        $ 80       $137       $291
AIT Select Capital Appreciation Fund.......................    $27        $ 84       $142       $302
AIT Select Emerging Markets Fund...........................    $37        $111       $188       $390
AIT Select Growth Fund.....................................    $26        $ 80       $136       $290
AIT Select Growth and Income Fund..........................    $25        $ 77       $132       $282
AIT Select International Equity Fund.......................    $28        $ 85       $145       $307
AIT Select Investment Grade Income Fund....................    $23        $ 70       $120       $257
AIT Select Strategic Growth Fund...........................    $29        $ 90       $153       $322
AIT Select Strategic Income Fund...........................    $28        $ 86       $146       $310
AIT Select Value Opportunity Fund..........................    $27        $ 84       $142       $302
AIM V.I. Aggressive Growth Fund............................    $30        $ 93       $158       $333
AIM V.I. Blue Chip Fund....................................    $32        $ 97       $165       $346
AIM V.I. Value Fund........................................    $26        $ 81       $138       $292
Alliance Growth and Income Portfolio.......................    $27        $ 84       $143       $303
Alliance Premier Growth Portfolio..........................    $18        $ 55       $ 95       $206
DGPF Growth Opportunities Series...........................    $18        $ 55       $ 95       $206
DGPF International Equity Series...........................    $27        $ 84       $143       $303
Eaton Vance VT Floating Rate-Income Fund...................    $30        $ 91       $154       $325
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 72       $124       $265
Fidelity VIP Growth Portfolio..............................    $24        $ 75       $128       $274
Fidelity VIP High Income Portfolio.........................    $25        $ 76       $130       $277
Fidelity VIP Overseas Portfolio............................    $27        $ 82       $140       $297
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 74       $126       $270
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 83       $141       $300
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
FT VIP Franklin Natural Resources Securities Fund..........    $27        $ 83       $141       $300
FT VIP Franklin Small Cap Fund.............................    $28        $ 87       $148       $314
INVESCO VIF Health Sciences Fund...........................    $29        $ 87       $149       $315
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $300
Janus Aspen Growth and Income Portfolio....................    $29        $ 89       $151       $319
Pioneer Emerging Markets VCT Portfolio.....................    $39        $118       $199       $409
Pioneer Real Estate Growth VCT Portfolio...................    $31        $ 96       $163       $341
Scudder Technology Growth Portfolio........................    $26        $ 80       $137       $290
SVS Dreman Financial Services Portfolio....................    $27        $ 82       $141       $298
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313


*The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life;

    - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, (up to seventeen Sub-Accounts, in addition to AIT Money Market fund, may be used at any one time) the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after a specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account.



Variable Account:  The thirty-nine Underlying Funds currently offered are:



Allmerica Investment Trust                                    Fidelity Variable Insurance Products Fund
AIT Core Equity Fund                                          Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                         Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                      Fidelity VIP High Income Portfolio
AIT Money Market Fund                                         Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          Fidelity Variable Insurance Products Fund II
AIT Select Emerging Markets Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             Fidelity Variable Insurance Products Fund II
AIT Select International Equity Fund                          (Service Class 2)
AIT Select Investment Grade Income Fund                       Fidelity VIP II Contrafund-Registered Trademark-
AIT Select Strategic Growth Fund                              Portfolio
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                             Fidelity Variable Insurance Products Fund III
                                                              (Service Class 2)
AIM Variable Insurance Funds                                  Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                                       Franklin Templeton Variable Insurance Products Trust
AIM V.I. Value Fund                                           FT VIP Franklin Natural Resources Securities Fund
Alliance Variable Products Series Fund, Inc. (Class B)        FT VIP Franklin Small Cap Fund
Alliance Growth and Income Portfolio                          INVESCO Variable Investment Funds, Inc.
Alliance Premier Growth Portfolio                             INVESCO VIF Health Sciences Fund
Delaware Group Premium Fund (Service Class)                   Janus Aspen Series (Service Shares)
DGPF Growth Opportunities Series                              Janus Aspen Growth Portfolio
Delaware Group Premium Fund                                   Janus Aspen Growth and Income Portfolio
DGPF International Equity Series                              Pioneer Variable Contracts Trust (Class II)
                                                              Pioneer Emerging Markets VCT Portfolio
Eaton Vance Variable Trust                                    Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                      Scudder Variable Series II
                                                              Scudder Technology Growth Portfolio
                                                              SVS Dreman Financial Services Portfolio
                                                              T. Rowe Price International Series, Inc.
                                                              T. Rowe Price International Stock Portfolio



Certain Underlying Funds may not be available in all states.


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs.

For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Guarantee Period Accounts. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

Fixed Account. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Fixed Account and/or the Guarantee Period Accounts may not be available in all states.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge."

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT.)

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.


The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in "Other Charges" under

CHARGES AND DEDUCTIONS. "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.


Subject to state availability, the Company currently offers for an additional charge an optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider. If you elect a Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract: You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                    AND THE UNDERLYING INVESTMENT COMPANIES


The Companies. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


The Variable Accounts. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. There are currently 39 Sub-Accounts available under the Contracts. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.


Allmerica Investment Trust. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Fourteen investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund and the AIT Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.



The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



AIM Variable Insurance Funds. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



Alliance Variable Products Series Fund, Inc. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



Delaware Group Premium Fund. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").



Eaton Vance Variable Trust. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund.



Fidelity Variable Insurance Products Fund. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.



Fidelity Variable Insurance Products Fund II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP Contrafund-Registered Trademark- Portfolio.



Fidelity Variable Insurance Products Fund III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio.



Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000). The investment adviser to the FT VIP Franklin Natural Resources Securities Fund and the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.



INVESCO Variable Investment Funds, Inc.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.



Janus Aspen Series. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.



Pioneer Variable Contracts Trust. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer Investment
Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



Scudder Variable Series II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS

Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.



T. Rowe Price International Series, Inc.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an 0open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price
Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies may be found in their respective prospectuses, which accompany this Prospectus. Please read them carefully before investing. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


AIT Core Equity Fund -- seeks long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.



AIT Equity Index Fund -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT Government Bond Fund -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.


AIT Money Market Fund -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


AIT Select Aggressive Growth Fund -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.


AIT Select Capital Appreciation Fund -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.



AIT Select Emerging Markets Fund -- seeks long-term growth of capital by investing in the world's emerging markets.



AIT Select Growth Fund -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


AIT Select Growth and Income Fund -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT Select International Equity Fund -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.


AIT Select Investment Grade Income Fund -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.



AIT Select Strategic Growth Fund -- seeks long-term growth capital appreciation.

AIT Select Strategic Income Fund -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.


AIT Select Value Opportunity Fund -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM V.I. Aggressive Growth Fund -- seeks to achieve long-term growth of capital.



AIM V.I. Blue Chip Fund -- seeks to achieve as high a total return as possible, consistent with preservation of capital.



AIM V.I. Value Fund -- seeks to achieve long-term growth of capital.



Alliance Growth and Income Portfolio (Class B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



Alliance Premier Growth Portfolio (Class B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



DGPF Growth Opportunities Series (Service Class) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.



DGPF International Equity Series -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.



Eaton Vance VT Floating Rate-Income Fund -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


Fidelity VIP Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Fidelity VIP Growth Portfolio -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


Fidelity VIP High Income Portfolio -- seeks to obtain a high level of current income while also considering growth of capital.


Fidelity VIP Overseas Portfolio -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.


Fidelity VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.



Fidelity VIP II Contrafund-Registered Trademark- Portfolio (Service
Class 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

Fidelity VIP III Growth Opportunities Portfolio (Service Class 2) -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.



FT VIP Franklin Natural Resources Securities Fund (Class 2) -- seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.



FT VIP Franklin Small Cap Fund (Class 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



INVESCO VIF Health Sciences Fund -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.



Janus Aspen Growth Portfolio (Service Shares) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.



Janus Aspen Growth and Income Portfolio (Service Shares) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.



Pioneer Emerging Markets VCT Portfolio (Class II) -- seeks to invest in securities of emerging market issuers for long-term growth of capital.



Pioneer Real Estate Growth VCT Portfolio (Class II) -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.



Scudder Technology Growth Portfolio -- seeks growth of capital.



SVS Dreman Financial Services Portfolio -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.



T. Rowe Price International Stock Portfolio -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. Therefore, to choose Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.


The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  Payments

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs).



    - Under a monthly automatic payment plan, the minimum initial payment is $50.



    - Each subsequent payment must be at least $50.



    - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.


The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If the Owner elects telephone requests, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape recorded.

B.  Right to Cancel Individual Retirement Annuity

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at

440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  Right to Cancel All Other Contracts

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  Transfer Privilege


At any time prior to the Annuity Date, the Owner may transfer amounts among available investment options upon written or telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. As discussed in "A. Payments" above, a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in the Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.



Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  Surrender

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  Withdrawals

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" above.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

Systematic Withdrawals. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


Life Expectancy Distributions. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.


If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "C. Taxation of the Contracts in General" under FEDERAL TAX CONSIDERATIONS In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  Death Benefit

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

Death of the Annuitant Prior to the Annuity Date. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

Payment of the Death Benefit Prior to the Annuity Date. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

Death of the Annuitant On or After the Annuity Date. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  The Spouse of the Owner as Beneficiary


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


I.  Assignment

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

J.  Electing the Form of Annuity and the Annuity Date

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

K.  Description of Variable Annuity Payout Options


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

           (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUIT (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  Annuity Benefit Payments

Determination of the First Variable Annuity Benefit Payment. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

The Annuity Unit. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

Determination of the Number of Annuity Units. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

Dollar Amount of Subsequent Variable Annuity Benefit Payments. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP) Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten-year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit

Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal, by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract Anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                      Minimum
  Policy            Minimum          Guaranteed
Anniversary        Guaranteed          Annual
At Exercise       Benefit Base       Income(1)
-----------       ------------       ----------
  10                $162,889           $12,153
  15                $207,892           $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See above, "TERMINATING THE M-GAP RIDER.")


N.  NORRIS Decision

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  Computation of Values

The Accumulation Unit. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.


Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS


Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


A.  Variable Account Deductions

Mortality and Expense Risk Charge. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

Administrative Expense Charge. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


Other Charges Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  Contract Fee


A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" below.

C.  Optional Rider Charges

Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be purchased at any time that may be elected by the Owner at issue only. A separate monthly charge is made for the Riders. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%


For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.


D.  Premium Taxes

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or


    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.


If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


E.  Surrender Charge

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Charges for Surrender and Withdrawal. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


Complete Years from  Charge as Percentage of
  Date of Payment    New Payments Withdrawn
-------------------  -----------------------
    Less than 2                8%
    Less than 3                7%
    Less than 4                6%
    Less than 5                5%
    Less than 6                4%
    Less than 7                3%
    Less than 8                2%
    Less than 9                1%
    Thereafter                 0%


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

Reduction or Elimination of Surrender Charge and Additional Amounts
Credited. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;
(4) other transactions where sales expenses are likely to be reduced; or
(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll;
(2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and (5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.


Withdrawal Without Surrender Charge. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):


    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
                  Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
                  Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:


    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.



Surrenders. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.


Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

Charge at the Time Annuity Benefit Payments Begin. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F.  Transfer Charge

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

Investment Options. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.



Market Value Adjustment. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

Withdrawals. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

A.  General

The Company. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

Diversification Requirements. The IRS has issued regulations under Section 817(h)of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

Investor Control. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  Qualified and Non-Qualified Contracts

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.

C.  Taxation of the Contracts in General

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

Withdrawals Prior to Annuitization. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

Annuity Payouts After Annuitization. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

Penalty on Distribution. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

Assignments or Transfers. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

Nonnatural Owners. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  Tax Withholding

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

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
The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  Provisions Applicable to Qualified Employer Plans

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

Self-Employed ("H.R. 10" and "Keogh") Pension and Profit Sharing
Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

Tax-Sheltered Annuities ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Texas Optional Retirement Program. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)


Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges. Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable

Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.


The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

State Restrictions: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:


    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.


The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................       9/4/91              -17.49%            13.54%            12.80%
AIT Equity Index Fund..........................       9/4/91              -17.01%            15.52%            14.18%
AIT Government Bond Fund.......................       9/8/91                0.57%             3.22%             4.95%
AIT Money Market Fund..........................       9/9/91               -2.73%             3.16%             3.42%
AIT Select Aggressive Growth Fund..............      9/16/92              -31.24%             7.72%            11.75%
AIT Select Capital Appreciation Fund...........      4/30/95               -2.45%            11.26%            16.56%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -31.02%
AIT Select Growth and Income Fund..............      9/16/92              -18.59%            10.40%            10.56%
AIT Select Growth Fund.........................      9/16/92              -25.03%            16.42%            12.89%
AIT Select International Equity Fund...........       5/3/94              -16.94%             9.81%             9.42%
AIT Select Investment Grade Income Fund........       9/5/91                0.81%             3.49%             5.95%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -35.67%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............       5/2/93               20.35%            13.52%            12.02%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A            -15.56%
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -18.02%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A             -2.30%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -25.10%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -20.01%
DGPF International Equity Series...............       5/6/93               -8.16%             8.03%             8.97%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       9/5/91               -1.11%            10.96%            14.10%
Fidelity VIP Growth Portfolio..................       9/5/91              -18.88%            16.83%            16.62%
Fidelity VIP High Income Portfolio.............      9/24/91              -29.22%            -1.02%             6.09%
Fidelity VIP Overseas Portfolio................       9/5/91              -26.14%             8.02%             7.80%
Fidelity VIP II Asset Manager Portfolio........       5/4/94              -12.20%             8.82%             8.71%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -17.93%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             11.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -20.77%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A              3.33%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A            -16.47%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -20.65%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -29.61%
Pioneer Real Estate Growth VCT Portfolio.......       8/1/00                 N/A               N/A             -6.54%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -32.65%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             13.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -24.96%             6.04%             6.63%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................       9/4/91              -10.82%            14.33%            12.99%
AIT Equity Index Fund..........................       9/4/91              -10.35%            16.19%            14.29%
AIT Government Bond Fund.......................       9/8/91                8.41%             4.13%             4.98%
AIT Money Market Fund..........................       9/9/91                4.86%             4.06%             3.46%
AIT Select Aggressive Growth Fund..............      9/16/92              -25.64%             8.65%            11.97%
AIT Select Capital Appreciation Fund...........      4/30/95                5.26%            12.01%            17.00%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -25.66%
AIT Select Growth and Income Fund..............      9/16/92              -12.09%            11.19%            10.74%
AIT Select Growth Fund.........................      9/16/92              -18.99%            17.07%            13.07%
AIT Select International Equity Fund...........       5/3/94              -10.30%            10.64%             9.84%
AIT Select Investment Grade Income Fund........       9/5/91                8.72%             4.45%             6.04%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -30.68%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............       5/2/93               28.51%            14.24%            12.26%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A             -9.01%
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -11.66%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A              5.29%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -19.29%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -13.80%
DGPF International Equity Series...............       5/6/93               -0.93%             8.85%             9.20%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       9/5/91                6.85%            11.87%            14.31%
Fidelity VIP Growth Portfolio..................       9/5/91              -12.27%            17.59%            16.83%
Fidelity VIP High Income Portfolio.............      9/24/91              -23.60%             0.02%             6.19%
Fidelity VIP Overseas Portfolio................       9/5/91              -20.28%             8.85%             7.91%
Fidelity VIP II Asset Manager Portfolio........       5/4/94               -5.32%             9.57%             9.04%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -11.56%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             19.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -14.62%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A             11.33%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A             -9.98%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -14.49%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -24.15%
Pioneer Real Estate GrowthVCT Portfolio........       8/1/00                 N/A               N/A              0.71%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -27.42%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             21.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -19.03%             6.89%             7.23%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                    For Year
                                               Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund       Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------       ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund.........................      4/29/85               -17.49%            13.54%             14.41%
AIT Equity Index Fund........................      9/28/90               -17.01%            15.52%             15.12%
AIT Government Bond Fund.....................      8/26/91                 0.57%             3.22%              4.79%
AIT Money Market Fund........................      4/29/85                -2.73%             3.16%              3.52%
AIT Select Aggressive Growth Fund............      8/21/92               -31.24%             7.72%             12.26%
AIT Select Capital Appreciation Fund.........      4/28/95                -2.45%            11.26%             16.56%
AIT Select Emerging Markets Fund.............      2/20/98               -42.58%              N/A             -10.22%
AIT Select Growth and Income Fund............      8/21/92               -18.59%            10.40%             10.55%
AIT Select Growth Fund.......................      8/21/92               -25.03%            16.42%             13.35%
AIT Select International Equity Fund.........       5/2/94               -16.94%             9.81%              9.42%
AIT Select Investment Grade Income Fund......      4/29/85                 0.81%             3.49%              6.28%
AIT Select Strategic Growth Fund.............      2/20/98               -42.41%              N/A             -14.41%
AIT Select Strategic Income Fund.............       7/3/00                  N/A               N/A              -3.31%
AIT Select Value Opportunity Fund............      4/30/93                20.35%            13.52%             12.01%
AIM V.I. Aggressive Growth Fund..............       5/1/98                -6.17%              N/A              11.73%
AIM V.I. Blue Chip Fund......................     12/29/99               -16.04%              N/A             -15.92%
AIM V.I. Value Fund..........................       5/5/93               -21.94%            13.62%             15.55%
Alliance Growth and Income Portfolio*........      1/14/91                 4.01%            17.11%             13.39%
Alliance Premier Growth Portfolio*...........      6/26/92               -23.90%            19.29%             18.28%
DGPF Growth Opportunities Series*............      7/12/91               -16.45%            16.01%             12.85%
DGPF International Equity Series.............     10/29/92                -8.16%             8.03%              8.58%
Eaton Vance VT Floating Rate-Income Fund.....          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio.........      10/9/86                -1.11%            10.96%             15.50%
Fidelity VIP Growth Portfolio................      10/9/86               -18.88%            16.83%             18.17%
Fidelity VIP High Income Portfolio...........      9/19/85               -29.22%            -1.02%              8.21%
Fidelity VIP Overseas Portfolio..............      1/28/87               -26.14%             8.02%              7.61%
Fidelity VIP II Asset Manager Portfolio......       9/6/89               -12.20%             8.82%             10.32%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.......................       1/3/95               -14.82%            15.24%             18.80%
Fidelity VIP III Growth Opportunities
 Portfolio*..................................       1/3/95               -24.33%             8.22%             11.93%
FT VIP Franklin Natural Resources Securities
 Fund*.......................................      1/24/89                26.36%            -0.09%              3.39%
FT VIP Franklin Small Cap Fund*..............      11/1/95               -22.14%            17.72%             17.67%
INVESCO Health Sciences Fund.................      5/22/97                20.65%              N/A              20.97%
Janus Aspen Growth and Income Portfolio*.....       5/1/98               -21.62%              N/A              20.41%
Janus Aspen Growth Portfolio*................      9/13/93               -22.05%            15.92%             15.29%
Pioneer Emerging Markets VCT Portfolio*......     10/30/98               -40.02%              N/A               5.30%
Pioneer Real Estate GrowthVCT Portfolio*.....       3/1/95                19.38%             8.08%              9.72%
Scudder Technology Growth Portfolio..........       5/3/99               -28.27%              N/A              16.03%
SVS Dreman Financial Services Portfolio......       5/4/98                17.21%              N/A               2.40%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94               -24.96%             6.04%              6.22%



* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                    For Year
                                               Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund       Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------       ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund.........................      4/29/85               -10.82%            14.33%             14.56%
AIT Equity Index Fund........................      9/28/90               -10.35%            16.19%             15.20%
AIT Government Bond Fund.....................      8/26/91                 8.41%             4.13%              4.82%
AIT Money Market Fund........................      4/29/85                 4.86%             4.06%              3.56%
AIT Select Aggressive Growth Fund............      8/21/92               -25.64%             8.65%             12.47%
AIT Select Capital Appreciation Fund.........      4/28/95                 5.26%            12.01%             17.00%
AIT Select Emerging Markets Fund.............      2/20/98               -38.13%              N/A              -8.15%
AIT Select Growth and Income Fund............      8/21/92               -12.09%            11.19%             10.73%
AIT Select Growth Fund.......................      8/21/92               -18.99%            17.07%             13.52%
AIT Select International Equity Fund.........       5/2/94               -10.30%            10.64%              9.84%
AIT Select Investment Grade Income Fund......      4/29/85                 8.72%             4.45%              6.37%
AIT Select Strategic Growth Fund.............      2/20/98               -37.94%              N/A             -12.44%
AIT Select Strategic Income Fund.............       7/3/00                  N/A               N/A               4.20%
AIT Select Value Opportunity Fund............      4/30/93                28.51%            14.24%             12.25%
AIM V.I. Aggressive Growth Fund..............       5/1/98                 1.12%              N/A              13.88%
AIM V.I. Blue Chip Fund......................     12/29/99                -9.52%              N/A              -9.45%
AIM V.I. Value Fund..........................       5/5/93               -15.88%            14.21%             15.65%
Alliance Growth and Income Portfolio*........      1/14/91                12.02%            17.64%             13.39%
Alliance Premier Growth Portfolio*...........      6/26/92               -17.98%            19.78%             18.31%
DGPF Growth Opportunities Series*............      7/12/91                -9.97%            16.56%             12.85%
DGPF International Equity Series.............     10/29/92                -0.93%             8.85%              8.74%
Eaton Vance VT Floating Rate-Income Fund.....          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio.........      10/9/86                 6.85%            11.87%             15.68%
Fidelity VIP Growth Portfolio................      10/9/86               -12.27%            17.59%             18.33%
Fidelity VIP High Income Portfolio...........      9/19/85               -23.60%             0.02%              8.29%
Fidelity VIP Overseas Portfolio..............      1/28/87               -20.28%             8.85%              7.72%
Fidelity VIP II Asset Manager Portfolio......       9/6/89                -5.32%             9.57%             10.36%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.......................       1/3/95                -8.21%            15.81%             19.16%
Fidelity VIP III Growth Opportunities
 Portfolio*..................................       1/3/95               -18.46%             8.94%             12.31%
FT VIP Franklin Natural Resources Securities
 Fund*.......................................      1/24/89                34.36%             0.83%              3.39%
FT VIP Franklin Small Cap Fund*..............      11/1/95               -16.10%            18.23%             18.06%
INVESCO Health Sciences Fund.................      5/22/97                28.65%              N/A              21.98%
Janus Aspen Growth and Income Portfolio*.....       5/1/98               -15.53%              N/A              22.32%
Janus Aspen Growth Portfolio*................      9/13/93               -15.99%            16.47%             15.41%
Pioneer Emerging Markets VCT Portfolio*......     10/30/98               -35.36%              N/A               8.28%
Pioneer Real Estate GrowthVCT Portfolio*.....       3/1/95                27.38%             8.80%             10.15%
Scudder Technology Growth Portfolio..........       5/3/99               -22.70%              N/A              20.34%
SVS Dreman Financial Services Portfolio......       5/4/98                25.21%              N/A               4.88%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94               -19.03%             6.89%              6.60%



* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................      4/20/94              -17.45%            13.59%            15.35%
AIT Equity Index Fund..........................      4/21/94              -17.01%            15.52%            17.21%
AIT Government Bond Fund.......................      4/20/94                0.58%             3.23%             4.36%
AIT Money Market Fund..........................      4/10/94               -2.74%             3.14%             3.55%
AIT Select Aggressive Growth Fund..............      4/20/94              -31.25%             7.71%            10.63%
AIT Select Capital Appreciation Fund...........      4/30/95               -2.45%            11.24%            16.55%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -31.02%
AIT Select Growth and Income Fund..............      4/20/94              -18.58%            10.41%            12.53%
AIT Select Growth Fund.........................      4/20/94              -25.06%            16.40%            16.65%
AIT Select International Equity Fund...........       5/3/94              -16.94%             9.81%             9.42%
AIT Select Investment Grade Income Fund........      4/21/94                0.84%             3.54%             5.11%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -35.68%
AIT Select Strategic Income Fund...............          N/A                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      4/20/94               20.34%            13.51%            12.13%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A            -15.56%
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -18.02%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A             -2.30%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -25.10%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -20.01%
DGPF International Equity Series...............      4/20/94               -8.15%             8.04%             7.91%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........      4/20/94               -1.10%            10.97%            14.27%
Fidelity VIP Growth Portfolio..................      4/20/94              -18.90%            16.82%            18.70%
Fidelity VIP High Income Portfolio.............      4/20/94              -29.24%            -1.05%             2.03%
Fidelity VIP Overseas Portfolio................      4/20/94              -26.13%             8.03%             7.03%
Fidelity VIP II Asset Manager Portfolio........      5/11/94              -12.19%             8.82%             8.88%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       8/1/00                 N/A               N/A            -17.93%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             11.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -20.77%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A              3.33%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A            -16.47%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -20.65%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -29.62%
Pioneer Real Estate GrowthVCT Portfolio........       8/1/00                 N/A               N/A             -6.54%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -32.65%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             13.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -24.97%             6.01%             6.61%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                     For Year
                                                  Sub-Account          Ended                          Since Inception
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years       of Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund...........................      4/20/94              -10.82%            14.33%            15.69%
AIT Equity Index Fund..........................      4/21/94              -10.35%            16.19%            17.49%
AIT Government Bond Fund.......................      4/20/94                8.41%             4.13%             4.73%
AIT Money Market Fund..........................      4/10/94                4.86%             4.06%             3.96%
AIT Select Aggressive Growth Fund..............      4/20/94              -25.64%             8.65%            11.08%
AIT Select Capital Appreciation Fund...........      4/30/95                5.26%            12.01%            17.00%
AIT Select Emerging Markets Fund...............       8/1/00                 N/A               N/A            -25.67%
AIT Select Growth and Income Fund..............      4/20/94              -12.09%            11.19%            12.87%
AIT Select Growth Fund.........................      4/20/94              -18.99%            17.07%            16.96%
AIT Select International Equity Fund...........       5/3/94              -10.30%            10.64%             9.84%
AIT Select Investment Grade Income Fund........      4/21/94                8.72%             4.45%             5.49%
AIT Select Strategic Growth Fund...............       8/1/00                 N/A               N/A            -30.68%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      4/20/94               28.51%            14.24%            12.50%
AIM V.I. Aggressive Growth Fund................       8/1/00                 N/A               N/A             -9.01%
AIM V.I. Blue Chip Fund........................          N/A                 N/A               N/A               N/A
AIM V.I. Value Fund............................       8/1/00                 N/A               N/A            -11.66%
Alliance Growth and Income Portfolio...........       8/1/00                 N/A               N/A              5.29%
Alliance Premier Growth Portfolio..............       8/1/00                 N/A               N/A            -19.29%
DGPF Growth Opportunities Series...............       8/1/00                 N/A               N/A            -13.80%
DGPF International Equity Series...............      4/20/94               -0.93%             8.85%             8.29%
Eaton Vance VT Floating Rate-Income Fund.......         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........      4/20/94                6.85%            11.87%            14.70%
Fidelity VIP Growth Portfolio..................      4/20/94              -12.27%            17.59%            19.08%
Fidelity VIP High Income Portfolio.............      4/20/94              -23.60%             0.02%             2.57%
Fidelity VIP Overseas Portfolio................      5/11/94               -5.32%             9.57%             9.21%
Fidelity VIP II Asset Manager Portfolio........         N/A*                 N/A               N/A               N/A
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       8/1/00                 N/A               N/A            -11.56%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................      4/20/94              -20.28%             8.85%             7.43%
FT VIP Franklin Natural Resources Securities
 Fund..........................................       8/1/00                 N/A               N/A             19.23%
FT VIP Franklin Small Cap Fund.................       8/1/00                 N/A               N/A            -14.62%
INVESCO Health Sciences Fund...................       8/1/00                 N/A               N/A             11.34%
Janus Aspen Growth and Income Portfolio........       8/1/00                 N/A               N/A             -9.98%
Janus Aspen Growth Portfolio...................       8/1/00                 N/A               N/A            -14.49%
Pioneer Emerging Markets VCT Portfolio.........       8/1/00                 N/A               N/A            -24.15%
Pioneer Real Estate GrowthVCT Portfolio........       8/1/00                 N/A               N/A              0.71%
Scudder Technology Growth Portfolio............       8/1/00                 N/A               N/A            -27.41%
SVS Dreman Financial Services Portfolio........       8/1/00                 N/A               N/A             21.64%
T. Rowe Price International Stock Portfolio....       5/1/95              -19.03%             6.89%             7.23%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (Assuming COMPLETE Withdrawal of the Investment)



                                                                    For Year
                                               Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund       Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------       ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund.........................      4/29/85               -17.45%            13.59%             14.41%
AIT Equity Index Fund........................      9/28/90               -17.01%            15.52%             15.11%
AIT Government Bond Fund.....................      8/26/91                 0.58%             3.23%              5.05%
AIT Money Market Fund........................      4/29/85                -2.74%             3.14%              3.50%
AIT Select Aggressive Growth Fund............      8/21/92               -31.25%             7.71%             12.24%
AIT Select Capital Appreciation Fund.........      4/28/95                -2.45%            11.24%             16.55%
AIT Select Emerging Markets Fund.............      2/20/98               -42.59%              N/A             -10.22%
AIT Select Growth and Income Fund............      8/21/92               -18.58%            10.41%             10.55%
AIT Select Growth Fund.......................      8/21/92               -25.06%            16.40%             13.33%
AIT Select International Equity Fund.........       5/2/94               -16.94%             9.81%              9.42%
AIT Select Investment Grade Income Fund......      4/29/85                 0.84%             3.54%              6.33%
AIT Select Strategic Growth Fund.............      2/20/98               -42.41%              N/A             -14.41%
AIT Select Strategic Income Fund.............       7/3/00                  N/A               N/A              -3.31%
AIT Select Value Opportunity Fund............      4/30/93                20.34%            13.51%             11.98%
AIM V.I. Aggressive Growth Fund..............       5/1/98                -6.17%              N/A              11.73%
AIM V.I. Blue Chip Fund......................     12/29/99               -16.04%              N/A             -15.92%
AIM V.I. Value Fund..........................       5/5/93               -21.94%            13.62%             15.55%
Alliance Growth and Income Portfolio*........      1/14/91                 4.01%            17.11%             13.39%
Alliance Premier Growth Portfolio*...........      6/26/92               -23.90%            19.29%             18.28%
DGPF Growth Opportunities Series*............      7/12/91               -16.45%            16.01%             12.85%
DGPF International Equity Series.............     10/29/92                -8.15%             8.04%              8.88%
Eaton Vance VT Floating Rate-Income Fund.....          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio.........      10/9/86                -1.10%            10.97%             15.59%
Fidelity VIP Growth Portfolio................      10/9/86               -18.90%            16.82%             18.15%
Fidelity VIP High Income Portfolio...........      9/19/85               -29.24%            -1.05%              8.19%
Fidelity VIP Overseas Portfolio..............      1/28/87               -26.13%             8.03%              7.62%
Fidelity VIP II Asset Manager Portfolio......       9/6/89               -12.19%             8.82%             10.32%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.......................       1/3/95               -14.82%            15.24%             18.80%
Fidelity VIP III Growth Opportunities
 Portfolio*..................................       1/3/95               -24.34%             8.22%             11.93%
FT VIP Franklin Natural Resources Securities
 Fund*.......................................      1/24/89                26.36%            -0.09%              3.39%
FT VIP Franklin Small Cap Fund*..............      11/1/95               -22.14%            17.72%             17.67%
INVESCO Health Sciences Fund.................      5/22/97                20.65%              N/A              20.97%
Janus Aspen Growth and Income Portfolio*.....       5/1/98               -21.62%              N/A              20.41%
Janus Aspen Growth Portfolio*................      9/13/93               -22.05%            15.92%             15.29%
Pioneer Emerging Markets VCT Portfolio*......     10/30/98               -40.02%              N/A               5.29%
Pioneer Real Estate GrowthVCT Portfolio*.....       3/1/95                19.38%             8.08%              9.72%
Scudder Technology Growth Portfolio..........       5/3/99               -28.27%              N/A              16.03%
SVS Dreman Financial Services Portfolio......       5/4/98                17.21%              N/A               2.40%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94               -24.97%             6.01%              6.19%



* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                    For Year
                                               Underlying Fund        Ended                          10 Years or Since
Sub-Account Investing in Underlying Fund       Inception Date       12/31/00           5 Years       Inception If Less
----------------------------------------       ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund.........................      4/29/85               -10.82%            14.33%             14.52%
AIT Equity Index Fund........................      9/28/90               -10.35%            16.19%             15.20%
AIT Government Bond Fund.....................      8/26/91                 8.41%             4.13%              5.08%
AIT Money Market Fund........................      4/29/85                 4.86%             4.06%              3.56%
AIT Select Aggressive Growth Fund............      8/21/92               -25.64%             8.65%             12.46%
AIT Select Capital Appreciation Fund.........      4/28/95                 5.26%            12.01%             17.00%
AIT Select Emerging Markets Fund.............      2/20/98               -38.13%              N/A              -8.16%
AIT Select Growth and Income Fund............      8/21/92               -12.09%            11.19%             10.73%
AIT Select Growth Fund.......................      8/21/92               -18.99%            17.07%             13.51%
AIT Select International Equity Fund.........       5/2/94               -10.30%            10.64%              9.84%
AIT Select Investment Grade Income Fund......      4/29/85                 8.72%             4.45%              6.37%
AIT Select Strategic Growth Fund.............      2/20/98               -37.94%              N/A             -12.44%
AIT Select Strategic Income Fund.............       7/3/00                  N/A               N/A               4.20%
AIT Select Value Opportunity Fund............      4/30/93                28.51%            14.24%             12.23%
AIM V.I. Aggressive Growth Fund..............       5/1/98                 1.12%              N/A              13.88%
AIM V.I. Blue Chip Fund......................     12/29/99                -9.52%              N/A              -9.45%
AIM V.I. Value Fund..........................       5/5/93               -15.88%            14.21%             15.65%
Alliance Growth and Income Portfolio*........      1/14/91                12.02%            17.64%             13.39%
Alliance Premier Growth Portfolio*...........      6/26/92               -17.98%            19.78%             18.31%
DGPF Growth Opportunities Series*............      7/12/91                -9.97%            16.55%             12.85%
DGPF International Equity Series.............     10/29/92                -0.93%             8.85%              9.03%
Eaton Vance VT Floating Rate-Income Fund.....          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio.........      10/9/86                 6.85%            11.87%             15.76%
Fidelity VIP Growth Portfolio................      10/9/86               -12.27%            17.59%             18.32%
Fidelity VIP High Income Portfolio...........      9/19/85               -23.60%             0.02%              8.28%
Fidelity VIP Overseas Portfolio..............      1/28/87               -20.28%             8.85%              7.71%
Fidelity VIP II Asset Manager Portfolio......       9/6/89                -5.32%             9.57%             10.36%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.......................       1/3/95                -8.21%            15.81%             19.16%
Fidelity VIP III Growth Opportunities
 Portfolio*..................................       1/3/95               -18.47%             8.94%             12.31%
FT VIP Franklin Natural Resources Securities
 Fund*.......................................      1/24/89                34.36%             0.83%              3.39%
FT VIP Franklin Small Cap Fund*..............      11/1/95               -16.10%            18.23%             18.06%
INVESCO Health Sciences Fund.................      5/22/97                28.65%              N/A              21.98%
Janus Aspen Growth and Income Portfolio*.....       5/1/98               -15.53%              N/A              22.32%
Janus Aspen Growth Portfolio*................      9/13/93               -15.99%            16.47%             15.41%
Pioneer Emerging Markets VCT Portfolio*......     10/30/98               -35.36%              N/A               8.28%
Pioneer Real Estate GrowthVCT Portfolio*.....       3/1/95                27.38%             8.80%             10.15%
Scudder Technology Growth Portfolio..........       5/3/99               -22.70%              N/A              20.34%
SVS Dreman Financial Services Portfolio......       5/4/98                25.22%              N/A               4.88%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94               -19.03%             6.89%              6.60%



* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Surrender Charges

Full Surrender -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          Hypothetical     Withdrawal      Surrender
Contract  Accumulated   Without Surrender    Charge    Surrender
  Year       Value        Charge Amount    Percentage   Charge
--------  ------------  -----------------  ----------  ---------
    1      $54,000.00       $5,400.00           8%     $3,888.00
    2       58,320.00        8,320.00           8%      4,000.00
    3       62,985.60       12,985.60           7%      3,500.00
    4       68,024.45       18,024.45           6%      3,000.00
    5       73,466.40       23,466.40           5%      2,500.00
    6       79,343.72       29,343.72           4%      2,000.00
    7       85,691.21       35,691.21           3%      1,500.00
    8       92,546.51       42,546.51           2%      1,000.00
    9       99,950.23       49,950.23           1%        500.00
   10      107,946.25       57,946.25           0%          0.00

Withdrawals -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

          Hypothetical                  Withdrawal      Surrender
Contract  Accumulated                Without Surrender    Charge    Surrender
  Year       Value      Withdrawals    Charge Amount    Percentage   Charge
--------  ------------  -----------  -----------------  ----------  ---------
    1      $54,000.00   $     0.00      $ 5,400.00           8%      $  0.00
    2       58,320.00         0.00        8,320.00           8%         0.00
    3       62,985.60         0.00       12,985.60           7%         0.00
    4       68,024.45    30,000.00       18,024.45           6%       718.53
    5       41,066.40    10,000.00        4,106.68           5%       294.67
    6       33,551.72     5,000.00        3,355.17           4%        65.79
    7       30,835.85    10,000.00        3,083.59           3%       207.49
    8       22,502.72    15,000.00        2,250.27           2%       254.99
    9        8,102.94         0.00          810.29           1%         0.00
   10        8,751.17         0.00        1,248.45           0%         0.00

Part 2: Market Value Adjustment

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers of withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.0093) TO THE POWER OF 7 - 1

                               =  -.06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.06694 X $62,985.60

                               =  -$4,216,26

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,993.54 or -$8,349.25)

                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 x $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

Part 1: Death of the Annuitant

Death Benefit Assuming No Withdrawals

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           Hypothetical   Hypothetical
Contract   Accumulated    Market Value      Death         Death         Death      Hypothetical
  Year        Value        Adjustment    Benefit (a)   Benefit (b)   Benefit (c)   Death Benefit
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

Death Benefit Assuming Withdrawals

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        Hypothetical                 Hypothetical
                        Accumulated                  Market Value      Death         Death         Death      Hypothetical
        Year               Value       Withdrawals    Adjustment    Benefit (a)   Benefit (b)   Benefit (c)   Death Benefit
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

Part 2: Death of the Owner Who is Not the Annuitant

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           Hypothetical       Hypothetical
           Accumulated        Market Value       Hypothetical
Year          Value            Adjustment        Death Benefit
----       ------------       ------------       -------------
  1         $53,000.00           $  0.00          $53,000.00
  2          53,530.00            500.00           54,030.00
  3          58,883.00              0.00           58,883.00
  4          52,994.70            500.00           53,494.70
  5          58,294.17              0.00           58,294.17
  6          64,123.59            500.00           64,623.59
  7          70,535.95              0.00           70,535.95
  8          77,589.54            500.00           78,089.54
  9          85,348.49              0.00           85,348.49
 10          93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             Allmerica Financial Life Insurance and Annuity Company
                             Separate Account VA-K


                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Core Equity Fund
Unit Value:
  Beginning of Period..........    3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175      1.111
  End of Period................    3.124      3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175
Units Outstanding at End of
 Period (in thousands).........  166,719    167,814    164,914    156,173    135,573    116,008    102,399     72,609     34,373
AIT Equity Index Fund
Unit Value:
  Beginning of Period..........    3.874      3.265      2.581      1.977      1.640      1.221      1.266      1.135      1.074
  End of Period................    3.474      3.874      3.265      2.581      1.977      1.640      1.221      1.226      1.135
Units Outstanding at End of
 Period (in thousands).........  135,764    131,644    107,625     85,344     57,428     39,534     29,176     22,466      9,535
AIT Government Bond Fund
Unit Value:
  Beginning of Period..........    1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112      1.075
  End of Period................    1.573      1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112
Units Outstanding at End of
 Period (in thousands).........   42,354     51,711     48,930     35,261     30,921     31,710     32,519     60,265     29,844
AIT Money Market Fund
Unit Value:
  Beginning of Period..........    1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035      1.013
  End of Period................    1.372      1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035
Units Outstanding at End of
 Period (in thousands).........  137,255    205,622    128,730     91,676     92,354     69,311     37,668     30,815     30,778
AIT Select Aggressive Growth
 Fund
Unit Value:
  Beginning of Period..........    3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139      1.000
  End of Period................    2.553      3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139
Units Outstanding at End of
 Period (in thousands).........  138,058    123,337    125,758    106,790     89,974     70,349     54,288     26,158      2,019
AIT Select Capital Appreciation
 Fund
Unit Value:
  Beginning of Period..........    2.316      1.875      1.670      1.482      1.383      1.000        N/A        N/A        N/A
  End of Period................    2.438      2.316      1.875      1.670      1.482      1.383        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   81,632     81,133     80,048     70,932     52,927      16096        N/A        N/A        N/A
AIT Select Emerging Markets
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.743        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,749        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT Select Growth Fund
Unit Value:
  Beginning of Period..........    3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058      1.000
  End of Period................    2.768      3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058
Units Outstanding at End of
 Period (in thousands).........  144,445    136,939    121,005     96,643     62,633     47,078     38,415     26,064      3,039
AIT Select Growth and Income
 Fund
Unit Value:
  Beginning of Period..........    2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987      1.000
  End of Period................    2.329      2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987
Units Outstanding at End of
 Period (in thousands).........  139,100    132,428    119,107    103,543     82,434     63,841     51,098     31,846      4,711

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Select International Equity
 Fund
Unit Value:
  Beginning of Period..........    2.084      1.605      1.398      1.355      1.127      0.956      1.000        N/A        N/A
  End of Period................    1.869      2.084      1.605      1.398      1.355      1.127      0.956        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........  143,187    129,946    130,011    115,585     77,485     37,680     12,530        N/A        N/A
AIT Select Investment Grade
 Income Fund
Unit Value:
  Beginning of Period..........    1.590      1.629      1.530      1.418      1.390      1.073      1.250      1.145      1.073
  End of Period................    1.728      1.590      1.629      1.530      1.418      1.390      1.196      1.250      1.145
Units Outstanding at End of
 Period (in thousands).........   91,834    106,780    102,088     86,816     79,054     69,168     57,454     48,488     15,428
AIT Select Strategic Growth
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.693        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    2,673        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT Select Strategic Income
 Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT Select Value Opportunity
 Fund
Unit Value:
  Beginning of Period..........    1.889      2.011      1.945      1.580      1.249      1.075      1.167      1.000        N/A
  End of Period................    2.427      1.889      2.011      1.945      1.580      1.249      1.075      1.167        N/A
Units Outstanding at End of
 Period (in thousands).........   84,657    103,456     99,750     85,126     60,145     43,433     33,049      9,902        N/A
AIM V.I. Aggressive Growth Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.910        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   34,003        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. Value Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.883        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   35,152        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Alliance Growth and Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.053        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   26,264        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Alliance Premier Growth
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.807        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   41,877        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF Growth Opportunites Series
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.862        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   20,348        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
DGPF International Equity
 Series
Unit Value:
  Beginning of Period..........    1.000      1.736      1.596      1.519      1.284      1.143      1.129      1.000        N/A
  End of Period................    1.962      1.980      1.736      1.596      1.519      1.284      1.143      1.129        N/A
Units Outstanding at End of
 Period (in thousands).........   57,144     63,396     68,279     62,134     44,416     34,692     26,924      6,681        N/A
Eaton Vance VT Floating Rate-
 Income Fund
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Fidelity VIP Equity-Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      3.107      2.824      2.236      1.185      1.490      1.412      1.211      1.051
  End of Period................    3.479      3.256      3.107      2.824      2.236      1.185      1.490      1.412      1.211
Units Outstanding at End of
 Period (in thousands).........  160,638    188,374    187,989    180,001    167,000    139,145    104,356     61,264     17,855
Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period..........    1.000      3.586      2.608      2.143      1.895      1.419      1.440      1.224      1.135
  End of Period................    4.261      4.857      3.586      2.608      2.143      1.895      1.419      1.440      1.224
Units Outstanding at End of
 Period (in thousands).........  165,188    160,262    149,009    148,211    142,450    116,485     90,717     49,136     18,253
Fidelity VIP High Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      2.142      2.272      1.958      1.743      1.465      1.510      1.270      1.047
  End of Period................    1.745      2.284      2.142      2.272      1.958      1.743      1.465      1.510      1.270
Units Outstanding at End of
 Period (in thousands).........   89,452     97,498     97,829     76,343     53,956     38,042     27,041     13,583      3,625
Fidelity VIP Overseas Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.814      1.632      1.484      1.330      1.230      1.226      0.906      1.030
  End of Period................    2.033      2.550      1.814      1.632      1.484      1.330      1.230      1.226      0.906
Units Outstanding at End of
 Period (in thousands).........   72,650     58,821     59,052     56,689     63,050     65,256     59,774     25,395      6,728
Fidelity VIP II Asset Manager
 Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.717      1.514      1.273      1.127      0.977      1.000        N/A        N/A
  End of Period................    1.779      1.879      1.717      1.514      1.273      1.127      0.977        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   69,447     78,861     69,704      55551      42415      33444      20720        N/A        N/A
Fidelity VIP II
 Contrafund-Registered
 Trademark-Portfolio
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Fidelity VIP III Growth
 Opportunities Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.884        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    4,701        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                     Year Ended December 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
FT VIP Franklin Natural
 Resources Securities Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.192        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,498        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP Franklin Small Cap Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.854        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   39,455        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF Health Sciences
 Fund
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.113        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   17,623        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.855        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   45,951        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Janus Aspen Growth and Income
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.900        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   40,227        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Pioneer Emerging Markets VCT
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    6,325        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Pioneer Real Estate Growth VCT
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.007        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    1,505        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Scudder Technology Growth
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.726        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   39,623        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
SVS Dreman Financial Services
 Portfolio
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.216        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........    8,123        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
T. Rowe Price International
 Stock Portfolio
Unit Value:
  Beginning of Period..........    1.000      1.396      1.222      1.203      1.064      1.000        N/A        N/A        N/A
  End of Period................    1.485      1.834      1.396      1.222      1.203      1.064        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).........   77,533     68,032     68,367     59,832     35,915      10882        N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                First Allmerica Financial Life Insurance Company
                             Separate Account VA-K


                                                                           Year Ended December 31,
                                                  --------------------------------------------------------------------------
                                                    2000       1999       1998       1997       1996       1995       1994
                                                  --------   --------   --------   --------   --------   --------   --------
AIT Core Equity Fund
Unit Value:
  Beginning of Period...........................    2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period.................................    2.655      2.977      2.336      1.986      1.610      1.359      1.037
Units Outstanding at End of Period (in
 thousands).....................................   11,654     10,700      9,224      7,404      4,652      2,436        947
AIT Equity Index Fund
Unit Value:
  Beginning of Period...........................    3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period.................................    2.943      3.282      2.766      2.187      1.675      1.390      1.035
Units Outstanding at End of Period (in
 thousands).....................................   12,588     11,440      8,479      5,712       2417        947        189
AIT Government Bond Fund
Unit Value:
  Beginning of Period...........................    1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period.................................    1.363      1.257      1.273      1.199      1.136      1.113      0.998
Units Outstanding at End of Period (in
 thousands).....................................    3,312      4,118      2,605      1,694      1,629      1,098        363
AIT Money Market Fund
Unit Value:
  Beginning of Period...........................    1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period.................................    1.299      1.239      1.195      1.149      1.105      1.064      1.020
Units Outstanding at End of Period (in
 thousands).....................................   11,842     10,044      8,683      8,628      7,379      4,194      1,837
AIT Select Aggressive Growth Fund
Unit Value:
  Beginning of Period...........................    2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period.................................    2.021      2.718      1.989      1.825      1.560      1.335      1.023
Units Outstanding at End of Period (in
 thousands).....................................   13,313     11,108     10,282      7,947      5,681      2,907      1,211
AIT Select Capital Appreciation Fund
Unit Value:
  Beginning of Period...........................    2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period.................................    2.438      2.316      1.875      1.670      1.482      1.115        N/A
Units Outstanding at End of Period (in
 thousands).....................................    7,028      6,678      5,947      5,197      3,849      1,069        N/A
AIT Select Emerging Markets Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.743        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      524        N/A        N/A        N/A        N/A        N/A        N/A
AIT Select Growth Fund
Unit Value:
  Beginning of Period...........................    3.525      2.756      2.064      1.562      1.229      1.057      1.000
  End of Period.................................    2.856      3.525      2.756      2.064      1.562      1.229      1.057
Units Outstanding at End of Period (in
 thousands).....................................   12,442     11,455      8,389      5,589      2,645      1,278        406
AIT Select Growth and Income Fund
Unit Value:
  Beginning of Period...........................    2.559      2.193      1.911      1.582      1.324      1.030      1.000
  End of Period.................................    2.250      2.559      2.193      1.911      1.582      1.324      1.030
Units Outstanding at End of Period (in
 thousands).....................................   10,295      8,958      7,519      6,124      3,759      2,173        832
AIT Select International Equity Fund
Unit Value:
  Beginning of Period...........................    2.084      1.605      1.398      1.355      1.128      0.956      1.000
  End of Period.................................    1.869      2.084      1.605      1.398      1.355      1.128      0.956
Units Outstanding at End of Period (in
 thousands).....................................   11,747     10,841      9,713      8,076      5,068      2,093        446
AIT Select Investment Grade Income Fund
Unit Value:
  Beginning of Period...........................    1.316      1.348      1.267      1.174      1.151      0.990      1.000
  End of Period.................................    1.431      1.316      1.348      1.267      1.174      1.151      0.990
Units Outstanding at End of Period (in
 thousands).....................................    5,053      5,686      5,160      3,889      2,854      1,677      1,677
AIT Select Strategic Growth Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.693        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      352        N/A        N/A        N/A        N/A        N/A        N/A

                                                                           Year Ended December 31,
                                                  --------------------------------------------------------------------------
                                                    2000       1999       1998       1997       1996       1995       1994
                                                  --------   --------   --------   --------   --------   --------   --------
AIT Select Strategic Income Fund
Unit Value:
  Beginning of Period...........................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIT Select Value Opportunity Fund
Unit Value:
  Beginning of Period...........................    1.712      1.823      1.764      1.433      1.131      0.975      1.000
  End of Period.................................    2.201      1.712      1.823      1.764      1.433      1.131      0.975
Units Outstanding at End of Period (in
 thousands).....................................    7,745      8,309      7,243      5,466      3,037      1,614        795
AIM V.I. Aggressive Growth Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.910        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    2,495        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period...........................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
AIM V.I. Value Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.883        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................    3,008        N/A        N/A        N/A        N/A        N/A        N/A
Alliance Growth and Income Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    1.053        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................    1,999        N/A        N/A        N/A        N/A        N/A        N/A
Alliance Premier Growth Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.807        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................    3,419        N/A        N/A        N/A        N/A        N/A        N/A
DGPF Growth Opportunites Series
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.862        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................    1,126        N/A        N/A        N/A        N/A        N/A        N/A
DGPF International Equity Series
Unit Value:
  Beginning of Period...........................    1.720      1.508      1.387      1.319      1.115      0.993      1.000
  End of Period.................................    1.704      1.720      1.508      1.387      1.319      1.115      0.993
Units Outstanding at End of Period (in
 thousands).....................................    4,193      4,560      4,148      3,266      2,023      1,304        667
Eaton Vance VT Floating Rate-Income Fund
Unit Value:
  Beginning of Period...........................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Fidelity VIP Equity-Income Portfolio
Unit Value:
  Beginning of Period...........................    2.345      2.238      2.034      1.610      1.430      1.073      1.000
  End of Period.................................    2.506      2.345      2.238      2.034      1.610      1.430      1.073
Units Outstanding at End of Period (in
 thousands).....................................   16,147     17,836     16,111     12,959      9,957      5,738      2,214
Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period...........................    3.673      2.712      1.972      1.620      1.433      1.073      1.000
  End of Period.................................    3.222      3.673      2.712      1.972      1.620      1.433      1.073
Units Outstanding at End of Period (in
 thousands).....................................   18,614     16,528     13,035     11,575      9,342      4,952      1,944
Fidelity VIP High Income Portfolio
Unit Value:
  Beginning of Period...........................    1.551      1.455      1.543      1.330      1.184      0.995      1.000
  End of Period.................................    1.185      1.551      1.455      1.543      1.330      1.184      0.995
Units Outstanding at End of Period (in
 thousands).....................................   11,813     15,020     14,203      9,794      5,635      2,530        985

                                                                           Year Ended December 31,
                                                  --------------------------------------------------------------------------
                                                    2000       1999       1998       1997       1996       1995       1994
                                                  --------   --------   --------   --------   --------   --------   --------
Fidelity VIP Overseas Portfolio
Unit Value:
  Beginning of Period...........................    2.028      1.443      1.298      1.180      1.058      0.978      1.000
  End of Period.................................    1.616      2.028      1.443      1.298      1.180      1.058      0.978
Units Outstanding at End of Period (in
 thousands).....................................    6,095      4,796      4,358      3,601      3,114      2,804      1,697
Fidelity VIP II Asset Manager Portfolio
Unit Value:
  Beginning of Period...........................    1.896      1.732      1.527      1.284      1.137      0.985      1.000
  End of Period.................................    1.795      1.896      1.732      1.527      1.284      1.137      0.985
Units Outstanding at End of Period (in
 thousands).....................................    4,729      4,614      3,514      3,125      2,735      2,025      1,240
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio
Unit Value:
  Beginning of Period...........................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Fidelity VIP III Growth Opportunities Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.884        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................      335        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP Franklin Natural Resources Securities
 Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    1.192        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................      466        N/A        N/A        N/A        N/A        N/A        N/A
FT VIP Franklin Small Cap Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.854        N/A        N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..................................    1,703        N/A        N/A        N/A        N/A        N/A        N/A
INVESCO VIF Health Sciences Fund
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    1.113        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    2,421        N/A        N/A        N/A        N/A        N/A        N/A
Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.855        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    2,991        N/A        N/A        N/A        N/A        N/A        N/A
Janus Aspen Growth and Income Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.900        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    3,157        N/A        N/A        N/A        N/A        N/A        N/A
Pioneer Emerging Markets VCT Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.758        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      793        N/A        N/A        N/A        N/A        N/A        N/A
Pioneer Real Estate Growth VCT Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    1.007        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................      253        N/A        N/A        N/A        N/A        N/A        N/A
Scudder Technology Growth Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    0.726        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    2,629        N/A        N/A        N/A        N/A        N/A        N/A
SVS Dreman Financial Services Portfolio
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.................................    1.216        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).....................................    1,502        N/A        N/A        N/A        N/A        N/A        N/A

                                                                           Year Ended December 31,
                                                  --------------------------------------------------------------------------
                                                    2000       1999       1998       1997       1996       1995       1994
                                                  --------   --------   --------   --------   --------   --------   --------
T. Rowe Price International Stock Portfolio
Unit Value:
  Beginning of Period...........................    1.834      1.396      1.222      1.203      1.064      1.000        N/A
  End of Period.................................    1.485      1.834      1.396      1.222      1.203      1.064        N/A
Units Outstanding at End of Period (in
 thousands).....................................    6,720      5,937      5,670      4,536       2506        542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K


                   INVESTING IN SHARES OF THE UNDERLYING FUNDS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2001 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.



                                DATED MAY 1, 2001




AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ............................................2

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY...............3

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

EXCHANGE OFFER..............................................................6

PERFORMANCE INFORMATION ....................................................8

FINANCIAL STATEMENTS........................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.



Currently, 39 Sub-Accounts of the Variable are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts no longer being sold. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"),Scudder Variable Series II ("SVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").

The Trust is managed by Allmerica Financial Investment Management Services, Inc. AVIF is managed by A I M Advisors, Inc. ("AIM"). Alliance is managed by Alliance Capital Management, L.P. ("Alliance Capital"). Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The DGPF International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers"). EVVT is managed by Eaton Vance Management ("Eaton Vance'). Fidelity VIP, Fidelity VIP II, and Fidelity VIP III are managed by Fidelity Management & Research Company ("FMR"). FT VIP is managed by Franklin Advisers, Inc. INVESCO VIF is managed by is INVESCO Funds Group, Inc. Janus Aspen is managed by Janus Capital. Pioneer VCT is managed by Pioneer Investment Management, Inc. ("Pioneer"). SVS is managed by Zurich Scudder Investments, Inc. The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming").



The AIT, AVIF, Alliance, DGPF, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the Contract: the AIT Core Equity Fund (formerly the Growth Fund), AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund, and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Growth and Income Portfolio (Class
B). The International Equity Series is the only Series of DGPF available under the Contract. One portfolio of Eaton Vance VT is available under the
Contract: the Eaton Vance VT Floating Rate-Income Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. Two portfolios of Fidelity VIP II are available under the Contract: the Fidelity VIP II Asset Manager Portfolio and the Fidelity VIP II Contrafund Portfolio. One Fidelity VIP III portfolio is available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio. Two FT VIP funds are available under the Contract: the FT VIP Franklin Natural Resources Securities Fund and Franklin Small Cap Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio. Two portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-K of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions equal to 5% (4% on contracts originally issued as part of a 401(k) plan) of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $36,853,601, $38,326,089 and $34,823,209.54.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period............................$1.135000

(2)  Value of Assets -- Beginning of Valuation Period...............................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses......................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).......0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum)............................0.000040

(6)  Net Investment Rate (4) - (5)....................................................0.000295

(7)  Net Investment Factor 1.000000 + (6).............................................1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7).............................$1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190.

Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract,
(2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offer a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                   (n)
           P(1 + T)   =      ERV

        Where:   P    =   a hypothetical initial payment to the Variable Account of $1,000

                 T    =   average annual total return

                 n    =   number of years

               ERV    =   the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                                        CHARGE AS PERCENTAGE OF
          YEARS FROM DATE OF PAYMENT     NEW PURCHASE PAYMENTS
             TO DATE OF WITHDRAWAL             WITHDRAWN*
             ---------------------             ----------
                      0-2                          8%
                       3                           7%
                       4                           6%
                       5                           5%
                       6                           4%
                       7                           3%
                       8                           2%
                       9                           1%
                  Thereafter                       0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                (n)
        P(1 + T)      =      EV

        Where: P      =      a hypothetical initial payment to the Variable Account of $1,000

               T      =      average annual total return

               n      =      number of years

               EV     =      the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT



Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:


               Yield                4.97%
               Effective Yield      5.09%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


      Effective Yield = [ (base period return + 1) to the power of (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

nyte

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                                     SELECT
                                                                                     CORE          INVESTMENT
                                                                                   EQUITY(a)      GRADE INCOME(a)    MONEY MARKET
                                                                                ---------------   ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   521,882,851   $   158,916,731   $  188,765,757
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                -
Investments in shares of Janus Aspen Series ...................................               -                 -                -
Investments in shares of Kemper Variable Series ...............................               -                 -                -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          53,298                 -           51,186
                                                                                ---------------   ---------------   --------------
    Total  assets .............................................................     521,936,149       158,916,731      188,816,943

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -            10,412                -
                                                                                ---------------   ---------------   --------------
    Net assets ................................................................ $   521,936,149   $   158,906,319   $  188,816,943
                                                                                ===============   ===============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     520,756,397       158,696,919      188,318,454
  Allmerica Immediate Advantage Series ........................................       1,179,752           209,400          498,489
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -                -
                                                                                ---------------   ---------------   --------------
                                                                                $   521,936,149   $   158,906,319   $  188,816,943
                                                                                ===============   ===============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     166,718,551        91,834,243      137,255,047
    Net asset value per unit, December 31, 2000 ............................... $      3.123566   $      1.728080   $     1.372033
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................       1,278,147           192,184          477,170
    Net asset value per unit, December 31, 2000 ............................... $      0.923019   $      1.089588   $     1.044678

                                                                                                                        SELECT
                                                                                                     GOVERNMENT        AGGRESSIVE
                                                                                 EQUITY INDEX          BOND             GROWTH
                                                                                ---------------   ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   472,184,615   $    66,658,168   $   352,774,636
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                 -
Investments in shares of Janus Aspen Series ...................................               -                 -                 -
Investments in shares of Kemper Variable Series ...............................               -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ---------------   ---------------   ---------------
    Total  assets .............................................................     472,184,615        66,658,168       352,774,636

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           1,813               113             7,587
                                                                                ---------------   ---------------   ---------------
    Net assets ................................................................ $   472,182,802   $    66,658,055   $   352,767,049
                                                                                ===============   ===============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     471,581,724        66,609,461       352,473,514
  Allmerica Immediate Advantage Series ........................................         601,078            48,594           293,535
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -                 -
                                                                                ---------------   ---------------   ---------------
                                                                                $   472,182,802   $    66,658,055   $   352,767,049
                                                                                ===============   ===============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     135,764,324        42,353,921       138,058,209
    Net asset value per unit, December 31, 2000 ............................... $      3.473532   $      1.572687   $      2.553079
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         642,550            44,634           384,421
    Net asset value per unit, December 31, 2000 ............................... $      0.935463   $      1.088681   $      0.763576

                                                                                                      SELECT            SELECT
                                                                                    SELECT            GROWTH             VALUE
                                                                                    GROWTH          AND INCOME        OPPORTUNITY
                                                                                 -------------    --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ...........................  $ 400,529,744    $  324,442,460     $ 205,597,207
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -               274
                                                                                 -------------    --------------     -------------
    Total  assets .............................................................    400,529,744       324,442,460       205,597,481

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          6,472             4,513                 -
                                                                                 -------------    --------------     -------------
    Net assets ................................................................  $ 400,523,272    $  324,437,947     $ 205,597,481
                                                                                 =============    ==============     =============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................    399,830,902       323,984,972       205,452,859
  Allmerica Immediate Advantage Series ........................................        692,370           452,975           141,866
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -             2,756
                                                                                 -------------    --------------     -------------
                                                                                 $ 400,523,272    $  324,437,947     $ 205,597,481
                                                                                 =============    ==============     =============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................    144,445,493       139,100,089        84,657,023
    Net asset value per unit, December 31, 2000 ...............................  $    2.768040    $     2.329150     $    2.426885
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................        815,482           492,281           104,932
    Net asset value per unit, December 31, 2000 ...............................  $    0.849032    $     0.920155     $    1.378234

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    SELECT            SELECT           SELECT
                                                                                 INTERNATIONAL        CAPITAL         EMERGING
                                                                                    EQUITY         APPRECIATION        MARKETS
                                                                                ---------------   ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   267,860,122   $   199,291,423   $    1,321,295
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                -
Investments in shares of Janus Aspen Series ...................................               -                 -                -
Investments in shares of Kemper Variable Series ...............................               -                 -                -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                -
                                                                                ---------------   ---------------   --------------
    Total  assets .............................................................     267,860,122       199,291,423        1,321,295

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           3,065             2,251            2,835
                                                                                ---------------   ---------------   --------------
    Net assets ................................................................ $   267,857,057   $   199,289,172   $    1,318,460
                                                                                ===============   ===============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     267,615,896       199,013,981        1,300,259
  Allmerica Immediate Advantage Series ........................................         241,161           275,191           16,956
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -            1,245
                                                                                ---------------   ---------------   --------------
                                                                                $   267,857,057   $   199,289,172   $    1,318,460
                                                                                ===============   ===============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     143,187,365        81,632,327        1,749,157
    Net asset value per unit, December 31, 2000 ............................... $      1.868991   $      2.437931   $     0.743363
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         253,690           253,092           29,249
    Net asset value per unit, December 31, 2000 ............................... $      0.950612   $      1.087319   $     0.622321

                                                                                    SELECT           AIM V.I.
                                                                                   STRATEGIC        AGGRESSIVE           AIM
                                                                                    GROWTH            GROWTH          V.I. VALUE
                                                                                --------------    --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $    1,909,520    $            -     $           -
Investments in shares of AIM Variable Insurance Funds .........................              -        30,942,899        31,058,626
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -                 -
                                                                                --------------    --------------     -------------
    Total  assets .............................................................      1,909,520        30,942,899        31,058,626

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................            695             2,859             3,771
                                                                                --------------    --------------     -------------
    Net assets ................................................................ $    1,908,825    $   30,940,040     $  31,054,855
                                                                                ==============    ==============     =============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................      1,853,103        30,940,040        31,054,855
  Allmerica Immediate Advantage Series ........................................         54,424                 -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......          1,298                 -                 -
                                                                                --------------    --------------     -------------
                                                                                $    1,908,825    $   30,940,040     $  31,054,855
                                                                                ==============    ==============     =============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................      2,673,274        34,002,772        35,152,314
    Net asset value per unit, December 31, 2000 ............................... $     0.693196    $     0.909927     $    0.883437
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         85,853                 -                 -
    Net asset value per unit, December 31, 2000 ............................... $     0.649041    $            -     $           -

                                                                                   ALLIANCE          ALLIANCE           DGPF
                                                                                    GROWTH           PREMIER           GROWTH
                                                                                  AND INCOME          GROWTH        OPPORTUNITIES
                                                                                    CLASS B          CLASS B        SERVICE CLASS
                                                                                --------------    --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $            -    $            -   $             -
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........     27,661,040        33,807,185                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -        17,540,065
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -                 -
                                                                                --------------    --------------   ---------------
    Total  assets .............................................................     27,661,040        33,807,185        17,540,065

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          8,300             7,158                 -
                                                                                --------------    --------------   ---------------
    Net assets ................................................................ $   27,652,740    $   33,800,027   $    17,540,065
                                                                                ==============    ==============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     27,652,740        33,800,027        17,540,065
  Allmerica Immediate Advantage Series ........................................              -                 -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -                 -
                                                                                --------------    --------------   ---------------
                                                                                $   27,652,740    $   33,800,027   $    17,540,065
                                                                                ==============    ==============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     26,264,404        41,876,547        20,347,726
    Net asset value per unit, December 31, 2000 ............................... $     1.052860    $     0.807135   $      0.862016
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................              -                 -                 -
    Net asset value per unit, December 31, 2000 ............................... $            -    $            -   $             -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                      DGPF
                                                                                 INTERNATIONAL     FIDELITY VIP     FIDELITY VIP
                                                                                     EQUITY         HIGH INCOME     EQUITY-INCOME
                                                                                ----------------   -------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $              -   $           -   $             -
Investments in shares of AIM Variable Insurance Funds .........................                -               -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -               -                 -
Investments in shares of Delaware Group Premium Fund ..........................      112,166,902               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -     156,203,827       559,357,756
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...                -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -               -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -               -                 -
Investments in shares of Janus Aspen Series ...................................                -               -                 -
Investments in shares of Kemper Variable Series ...............................                -               -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................                -               -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -               -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -               -                 -
                                                                                ----------------   -------------   ---------------
    Total  assets .............................................................      112,166,902     156,203,827       559,357,756

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               75             488             2,049
                                                                                ----------------   -------------   ---------------
    Net assets ................................................................ $    112,166,827   $ 156,203,339   $   559,355,707
                                                                                ================   =============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................      112,092,400     156,065,162       558,869,538
  Allmerica Immediate Advantage Series ........................................           72,266         138,177           486,169
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......            2,161               -                 -
                                                                                ----------------   -------------   ---------------
                                                                                $    112,166,827   $ 156,203,339   $   559,355,707
                                                                                ================   =============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................       57,144,139      89,451,873       160,638,224
    Net asset value per unit, December 31, 2000 ............................... $       1.961573   $    1.744683   $      3.479057
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................           68,874         177,442           434,442
    Net asset value per unit, December 31, 2000 ............................... $       1.080638   $    0.778717   $      1.119064

                                                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP II
                                                                                    GROWTH          OVERSEAS        ASSET MANAGER
                                                                                --------------   ---------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $            -   $             -   $              -
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                  -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......    704,749,990       147,840,271                  -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -        123,748,739
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                  -
Investments in shares of Janus Aspen Series ...................................              -                 -                  -
Investments in shares of Kemper Variable Series ...............................              -                 -                  -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                  -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -              9,043
                                                                                --------------   ---------------   ----------------
    Total  assets .............................................................    704,749,990       147,840,271        123,757,782

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................         18,927             3,738                  -
                                                                                --------------   ---------------   ----------------
    Net assets ................................................................ $  704,731,063   $   147,836,533   $    123,757,782
                                                                                ==============   ===============   ================

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................    703,901,487       147,698,436        123,567,322
  Allmerica Immediate Advantage Series ........................................        829,576           138,097            190,460
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -                  -
                                                                                --------------   ---------------   ----------------
                                                                                $  704,731,063   $   147,836,533   $    123,757,782
                                                                                ==============   ===============   ================

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................    165,188,210        72,650,342         69,447,467
    Net asset value per unit, December 31, 2000 ............................... $     4.261209   $      2.033004   $       1.779292
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................        934,383           163,809            195,316
    Net asset value per unit, December 31, 2000 ............................... $     0.887834   $      0.843050   $       0.975139

                                                                                                      FRANKLIN
                                                                                FIDELITY VIP III       NATURAL          FRANKLIN
                                                                                    GROWTH           RESOURCES         SMALL CAP
                                                                                 OPPORTUNITIES         CLASS 2           CLASS 2
                                                                                ----------------    -------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $              -    $           -   $            -
Investments in shares of AIM Variable Insurance Funds .........................                -                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -                -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -                -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...        4,157,673                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -        1,786,043       33,688,297
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -                -                -
Investments in shares of Janus Aspen Series ...................................                -                -                -
Investments in shares of Kemper Variable Series ...............................                -                -                -
Investments in shares of Pioneer Variable Contracts Trust .....................                -                -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -                -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -                -
                                                                                ----------------    -------------   --------------
    Total  assets .............................................................        4,157,673        1,786,043       33,688,297

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -            2,059
                                                                                ----------------    -------------   --------------
    Net assets ................................................................ $      4,157,673    $   1,786,043   $   33,686,238
                                                                                ================    =============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................        4,157,673        1,786,043       33,686,238
  Allmerica Immediate Advantage Series ........................................                -                -                -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......                -                -                -
                                                                                ----------------    -------------   --------------
                                                                                $      4,157,673    $   1,786,043   $   33,686,238
                                                                                ================    =============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................        4,701,064        1,497,971       39,454,899
    Net asset value per unit, December 31, 2000 ............................... $       0.884411    $    1.192308   $     0.853791
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................                -                -                -
    Net asset value per unit, December 31, 2000 ............................... $              -    $           -   $            -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    INVESCO          JANUS ASPEN
                                                                                      VIF             GROWTH AND       JANUS ASPEN
                                                                                     HEALTH             INCOME            GROWTH
                                                                                    SCIENCES        SERVICE SHARES    SERVICE SHARES
                                                                                 ---------------   ----------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $             -   $              -   $            -
Investments in shares of AIM Variable Insurance Funds ..........................               -                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........               -                  -                -
Investments in shares of Delaware Group Premium Fund ...........................               -                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......               -                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....               -                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....               -                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..               -                  -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........      19,620,006                  -                -
Investments in shares of Janus Aspen Series ....................................               -         36,218,651       39,299,813
Investments in shares of Kemper Variable Series ................................               -                  -                -
Investments in shares of Pioneer Variable Contracts Trust ......................               -                  -                -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -                  -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                  -                -
                                                                                 ---------------   ----------------   --------------
    Total  assets ..............................................................      19,620,006         36,218,651       39,299,813

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -              7,475            6,951
                                                                                 ---------------   ----------------   --------------
    Net assets ................................................................. $    19,620,006   $     36,211,176   $   39,292,862
                                                                                 ===============   ================   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................      19,620,006         36,211,176       39,292,862
  Allmerica Immediate Advantage Series .........................................               -                  -                -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......               -                  -                -
                                                                                 ---------------   ----------------   --------------
                                                                                 $    19,620,006   $     36,211,176   $   39,292,862
                                                                                 ===============   ================   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................      17,622,702         40,226,505       45,951,297
    Net asset value per unit, December 31, 2000 ................................ $      1.113337   $       0.900182   $     0.855098
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................               -                  -                -
    Net asset value per unit, December 31, 2000 ................................ $             -   $              -   $            -
                                                                                                          KVS            PIONEER
                                                                                     KEMPER             DREMAN          EMERGING
                                                                                   TECHNOLOGY          FINANCIAL         MARKETS
                                                                                     GROWTH            SERVICES       VCT, CLASS II
                                                                                 --------------      -------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $            -      $           -    $            -
Investments in shares of AIM Variable Insurance Funds ..........................              -                  -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........              -                  -                 -
Investments in shares of Delaware Group Premium Fund ...........................              -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......              -                  -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....              -                  -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....              -                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..              -                  -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........              -                  -                 -
Investments in shares of Janus Aspen Series ....................................              -                  -                 -
Investments in shares of Kemper Variable Series ................................     28,762,473          9,880,851                 -
Investments in shares of Pioneer Variable Contracts Trust ......................              -                  -         4,799,961
Investment in shares of T. Rowe Price International Series, Inc. ...............              -                  -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................              -                  -                 -
                                                                                 --------------      -------------    --------------
    Total  assets ..............................................................     28,762,473          9,880,851         4,799,961

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................          2,359                  -             2,872
                                                                                 --------------      -------------    --------------
    Net assets ................................................................. $   28,760,114      $   9,880,851    $    4,797,089
                                                                                 ==============      =============    ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................     28,760,114          9,880,851         4,797,089
  Allmerica Immediate Advantage Series .........................................              -                  -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......              -                  -                 -
                                                                                 --------------      -------------    --------------
                                                                                 $   28,760,114      $   9,880,851    $    4,797,089
                                                                                 ==============      =============    ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................     39,623,215          8,123,021         6,324,642
    Net asset value per unit, December 31, 2000 ................................ $     0.725840      $    1.216401    $     0.758476
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................              -                  -                 -
    Net asset value per unit, December 31, 2000 ................................ $            -      $           -    $            -
                                                                                     PIONEER
                                                                                   REAL ESTATE         T. ROWE PRICE
                                                                                     GROWTH            INTERNATIONAL
                                                                                  VCT, CLASS II            STOCK
                                                                                 ---------------      ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $             -      $              -
Investments in shares of AIM Variable Insurance Funds ..........................               -                     -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........               -                     -
Investments in shares of Delaware Group Premium Fund ...........................
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......               -                     -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....               -                     -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....               -                     -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..               -                     -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........               -                     -
Investments in shares of Janus Aspen Series ....................................               -                     -
Investments in shares of Kemper Variable Series ................................               -                     -
Investments in shares of Pioneer Variable Contracts Trust ......................       1,515,406                     -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -           115,213,220
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                     -
                                                                                 ---------------      ----------------
    Total  assets ..............................................................       1,515,406           115,213,220

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                 2,639
                                                                                 ---------------      ----------------
    Net assets ................................................................. $     1,515,406      $    115,210,581
                                                                                 ===============      ================

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................       1,515,406           115,143,124
  Allmerica Immediate Advantage Series .........................................               -                67,457
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......               -                     -
                                                                                 ---------------      ----------------
                                                                                 $     1,515,406      $    115,210,581
                                                                                 ===============      ================

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................       1,504,721            77,532,758
    Net asset value per unit, December 31, 2000 ................................ $      1.007101      $       1.485090
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................               -                78,575
    Net asset value per unit, December 31, 2000 ................................ $             -      $       0.858531

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                        SELECT
                                                                      CORE            INVESTMENT
                                                                    EQUITY(a)        GRADE INCOME(a)     MONEY MARKET
                                                                  ---------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     3,137,019   $      10,357,482   $    11,638,062
                                                                  ---------------   -----------------   ---------------

EXPENSES:
  Mortality and expense risk fees ..............................       7 ,434,840           2,015,993         2,366,200
  Administrative expense fees ..................................        1,210,323             328,185           385,195
                                                                  ---------------   -----------------   ---------------
    Total expenses .............................................        8,645,163           2,344,178         2,751,395
                                                                  ---------------   -----------------   ---------------
    Net investment income (loss) ..............................        (5,508,144)          8,013,304         8,886,667
                                                                  ---------------   -----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........       59,974,344                   -                 -
  Net realized gain (loss) from sales of investments ...........        7,421,786          (1,199,532)                -
                                                                  ---------------   -----------------   ---------------
    Net realized gain (loss) ...................................       67,396,130          (1,199,532)                -
  Net unrealized gain (loss) ...................................     (125,720,046)          6,474,867                 -
                                                                  ---------------   -----------------   ---------------
    Net realized and unrealized  gain (loss) ...................      (58,323,916)          5,275,335                 -
                                                                  ---------------   -----------------   ---------------
    Net increase (decrease) in net assets from operations ......  $   (63,832,060)  $      13,288,639   $     8,886,667
                                                                  ===============   =================   ===============
                                                                                                         SELECT
                                                                                     GOVERNMENT        AGGRESSIVE
                                                                   EQUITY INDEX         BOND             GROWTH
                                                                  --------------   --------------   -----------------
INVESTMENT INCOME:
  Dividends ....................................................  $    4,742,120   $    3,673,781   $               -
                                                                  --------------   --------------   -----------------

EXPENSES:
  Mortality and expense risk fees ..............................       6,597,620          827,064           5,500,804
  Administrative expense fees ..................................       1,074,032          134,638             895,480
                                                                  --------------   --------------   -----------------
    Total expenses .............................................       7,671,652          961,702           6,396,284
                                                                  --------------   --------------   -----------------
    Net investment income (loss) ..............................       (2,929,532)       2,712,079          (6,396,284)
                                                                  --------------   --------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........      54,074,512                -          84,823,878
  Net realized gain (loss) from sales of investments ...........      10,391,394         (856,236)          4,841,422
                                                                  --------------   --------------   -----------------
    Net realized gain (loss) ...................................      64,465,906         (856,236)         89,665,300
  Net unrealized gain (loss) ...................................    (115,934,017)       3,369,653        (203,798,583)
                                                                  --------------   --------------   -----------------
    Net realized and unrealized  gain (loss) ...................     (51,468,111)       2,513,417        (114,133,283)
                                                                  --------------   --------------   -----------------
    Net increase (decrease) in net assets from operations ......  $  (54,397,643)  $    5,225,496   $    (120,529,567)
                                                                  ==============   ==============   =================
                                                                                        SELECT            SELECT
                                                                      SELECT            GROWTH             VALUE
                                                                      GROWTH          AND INCOME        OPPORTUNITY
                                                                  ---------------   ---------------    --------------
INVESTMENT INCOME:
  Dividends ....................................................  $             -   $     2,631,612    $      712,635
                                                                  ---------------   ---------------    --------------

EXPENSES:
  Mortality and expense risk fees ..............................        5,929,293         4,569,019         2,524,655
  Administrative expense fees ..................................          965,234           743,794           410,990
                                                                  ---------------   ---------------    --------------
    Total expenses .............................................        6,894,527         5,312,813         2,935,645
                                                                  ---------------   ---------------    --------------
    Net investment income (loss) ..............................        (6,894,527)       (2,681,201)       (2,223,010)
                                                                  ---------------   ---------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........       57,651,560        62,770,657         1,862,385
  Net realized gain (loss) from sales of investments ...........        6,717,379           732,347         7,320,776
                                                                  ---------------   ---------------    --------------
    Net realized gain (loss) ...................................       64,368,939        63,503,004         9,183,161
  Net unrealized gain (loss) ...................................     (150,914,065)     (105,479,914)       44,078,239
                                                                  ---------------   ---------------    --------------
    Net realized and unrealized  gain (loss) ...................      (86,545,126)      (41,976,910)       53,261,400
                                                                  ---------------   ---------------    --------------
    Net increase (decrease) in net assets from operations ......  $   (93,439,653)  $   (44,658,111)   $   51,038,390
                                                                  ===============   ===============    ==============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      SELECT            SELECT              SELECT
                                                                  INTERNATIONAL         CAPITAL            EMERGING
                                                                      EQUITY         APPRECIATION          MARKETS*
                                                                  ---------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     1,330,509   $             -    $            14
                                                                  ---------------   ---------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................        3,458,725         2,605,262              4,708
  Administrative expense fees ..................................          563,048           424,112                766
                                                                  ---------------   ---------------    ---------------
    Total expenses .............................................        4,021,773         3,029,374              5,474
                                                                  ---------------   ---------------    ---------------
    Net investment income (loss) ..............................        (2,691,264)       (3,029,374)            (5,460)
                                                                  ---------------   ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        9,086,673         6,885,844             34,204
  Net realized gain (loss) from sales of investments ...........        2,667,734         5,864,086            (10,108)
                                                                  ---------------   ---------------    ---------------
    Net realized gain (loss) ...................................       11,754,407        12,749,930             24,096
  Net unrealized gain (loss) ...................................      (39,048,857)          946,640           (311,189)
                                                                  ---------------   ---------------    ---------------
    Net realized and unrealized  gain (loss) ...................      (27,294,450)       13,696,570           (287,093)
                                                                  ---------------   ---------------    ---------------
    Net increase (decrease) in net assets from operations ......  $   (29,985,714)  $    10,667,196    $      (292,553)
                                                                  ===============   ===============    ===============
                                                                      SELECT           AIM V.I.
                                                                     STRATEGIC        AGGRESSIVE            AIM
                                                                      GROWTH*           GROWTH*          V.I. VALUE*
                                                                  ---------------   --------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $             2   $            -    $        35,969
                                                                  ---------------   --------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................            4,794           81,124             81,306
  Administrative expense fees ..................................              781           13,206             13,235
                                                                  ---------------   --------------    ---------------
    Total expenses .............................................            5,575           94,330             94,541
                                                                  ---------------   --------------    ---------------
    Net investment income (loss) ..............................            (5,573)         (94,330)           (58,572)
                                                                  ---------------   --------------    ---------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........           54,734                -          1,253,073
  Net realized gain (loss) from sales of investments ...........           (4,028)               -                  -
                                                                  ---------------   --------------    ---------------
    Net realized gain (loss) ...................................           50,706                -          1,253,073
  Net unrealized gain (loss) ...................................         (587,087)      (3,472,906)        (3,672,217)
                                                                  ---------------   --------------    ---------------
    Net realized and unrealized  gain (loss) ...................         (536,381)      (3,472,906)        (2,419,144)
                                                                  ---------------   --------------    ---------------
    Net increase (decrease) in net assets from operations ......  $      (541,954)  $   (3,567,236)   $    (2,477,716)
                                                                  ===============   ==============    ===============
                                                                     ALLIANCE          ALLIANCE             DGPF
                                                                      GROWTH            PREMIER            GROWTH
                                                                    AND INCOME          GROWTH         OPPORTUNITIES
                                                                     CLASS B*          CLASS B*        SERVICE CLASS*
                                                                  ---------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $             -   $             -    $             -
                                                                  ---------------   ---------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................           66,560            99,196             35,328
  Administrative expense fees ..................................           10,836            16,148              5,750
                                                                  ---------------   ---------------    ---------------
    Total expenses .............................................           77,396           115,344             41,078
                                                                  ---------------   ---------------    ---------------
    Net investment income (loss) ..............................           (77,396)         (115,344)           (41,078)
                                                                  ---------------   ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                -                 -                  -
  Net realized gain (loss) from sales of investments ...........                -                 -                179
                                                                  ---------------   ---------------    ---------------
    Net realized gain (loss) ...................................                -                 -                179
  Net unrealized gain (loss) ...................................          802,015        (4,859,315)        (2,394,897)
                                                                  ---------------   ---------------    ---------------
    Net realized and unrealized  gain (loss) ...................          802,015        (4,859,315)        (2,394,718)
                                                                  ---------------   ---------------    ---------------
    Net increase (decrease) in net assets from operations ......  $       724,619   $    (4,974,659)   $    (2,435,796)
                                                                  ===============   ===============    ===============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                        DGPF
                                                                   INTERNATIONAL      FIDELITY VIP       FIDELITY VIP
                                                                       EQUITY          HIGH INCOME       EQUITY-INCOME
                                                                  ---------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     2,755,310   $     14,554,475    $    10,299,350
                                                                  ---------------   ----------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................        1,475,362          2,449,883          7,279,862
  Administrative expense fees ..................................          240,176            398,819          1,185,094
                                                                  ---------------   ----------------    ---------------
    Total expenses .............................................        1,715,538          2,848,702          8,464,956
                                                                  ---------------   ----------------    ---------------
    Net investment income (loss) ..............................         1,039,772         11,705,773          1,834,394
                                                                  ---------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        2,258,674                  -         38,802,200
  Net realized gain (loss) from sales of investments ...........        3,481,720         (5,013,761)        24,668,784
                                                                  ---------------   ----------------    ---------------
    Net realized gain (loss) ...................................        5,740,394         (5,013,761)        63,470,984
  Net unrealized gain (loss) ...................................       (8,385,159)       (55,769,026)       (27,545,240)
                                                                  ---------------   ----------------    ---------------
    Net realized and unrealized  gain (loss) ...................       (2,644,765)       (60,782,787)        35,925,744
                                                                  ---------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations ......  $    (1,604,993)  $    (49,077,014)   $    37,760,138
                                                                  ================  ================    ===============
                                                                    FIDELITY VIP       FIDELITY VIP      FIDELITY VIP II
                                                                       GROWTH            OVERSEAS         ASSET MANAGER
                                                                  ----------------   ---------------   ------------------
INVESTMENT INCOME:
  Dividends ....................................................  $        864,997   $     2,142,819   $        4,746,477
                                                                  ----------------   ---------------   ------------------

EXPENSES:
  Mortality and expense risk fees ..............................        10,243,548         2,005,868            1,790,344
  Administrative expense fees ..................................         1,667,554           326,536              291,451
                                                                  ----------------   ---------------   ------------------
    Total expenses .............................................        11,911,102         2,332,404            2,081,795
                                                                  ----------------   ---------------   ------------------
    Net investment income (loss) ..............................        (11,046,105)         (189,585)           2,664,682
                                                                  ----------------   ---------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        86,067,213        13,493,971           11,182,378
  Net realized gain (loss) from sales of investments ...........        15,857,712         1,056,664              652,827
                                                                  ----------------   ---------------   ------------------
    Net realized gain (loss) ...................................       101,924,925        14,550,635           11,835,205
  Net unrealized gain (loss) ...................................      (190,332,818)      (49,972,600)         (21,917,210)
                                                                  ----------------   ---------------   ------------------
    Net realized and unrealized  gain (loss) ...................       (88,407,893)      (35,421,965)         (10,082,005)
                                                                  ----------------   ---------------   ------------------
    Net increase (decrease) in net assets from operations ......  $    (99,453,998)  $   (35,611,550)  $       (7,417,323)
                                                                  ================   ===============   ==================
                                                                                         FRANKLIN
                                                                  FIDELITY VIP III        NATURAL           FRANKLIN
                                                                       GROWTH            RESOURCES         SMALL CAP
                                                                    OPPORTUNITIES*        CLASS 2*          CLASS 2*
                                                                  ----------------   -----------------   --------------
INVESTMENT INCOME:
  Dividends ....................................................  $              -   $               -   $            -
                                                                  ----------------   -----------------   --------------

EXPENSES:
  Mortality and expense risk fees ..............................            10,551               3,821           88,673
  Administrative expense fees ..................................             1,718                 623           14,435
                                                                  ----------------   -----------------   --------------
    Total expenses .............................................            12,269               4,444          103,108
                                                                  ----------------   -----------------   --------------
    Net investment income (loss) ..............................            (12,269)             (4,444)        (103,108)
                                                                  ----------------   -----------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                 -                   -                -
  Net realized gain (loss) from sales of investments ...........            (4,075)              2,186                -
                                                                  ----------------   -----------------   --------------
    Net realized gain (loss) ...................................            (4,075)              2,186                -
  Net unrealized gain (loss) ...................................          (359,089)            179,336       (4,583,730)
                                                                  ----------------   -----------------   --------------
    Net realized and unrealized  gain (loss) ...................          (363,164)            181,522       (4,583,730)
                                                                  ----------------   -----------------   --------------
    Net increase (decrease) in net assets from operations ......  $       (375,433)  $         177,078   $   (4,686,838)
                                                                  ================   =================   ==============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      INVESCO         JANUS ASPEN
                                                                       VIF            GROWTH AND         JANUS ASPEN
                                                                      HEALTH            INCOME             GROWTH
                                                                     SCIENCES*       SERVICE SHARES*    SERVICE SHARES*
                                                                  ---------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ....................................................  $         1,686   $         62,048   $              -
                                                                  ---------------   ----------------   ----------------

EXPENSES:
  Mortality and expense risk fees ..............................           50,855             97,742            114,174
  Administrative expense fees ..................................            8,279             15,912             18,586
                                                                  ---------------   ----------------   ----------------
    Total expenses .............................................           59,134            113,654            132,760
                                                                  ---------------   ----------------   ----------------
    Net investment income (loss) ..............................           (57,448)           (51,606)          (132,760)
                                                                  ---------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........           15,111                  -                  -
  Net realized gain (loss) from sales of investments ...........                1                  -                  -
                                                                  ---------------   ----------------   ----------------
    Net realized gain (loss) ...................................           15,112                  -                  -
  Net unrealized gain (loss) ...................................          531,319         (3,020,095)        (5,955,012)
                                                                  ---------------   ----------------   ----------------
    Net realized and unrealized  gain (loss) ...................          546,431         (3,020,095)        (5,955,012)
                                                                  ---------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations ......  $       488,983   $     (3,071,701)  $     (6,087,772)
                                                                  ===============   ================   ================
                                                                                           KVS            PIONEER
                                                                       KEMPER             DREMAN          EMERGING
                                                                      TECHNOLOGY         FINANCIAL        MARKETS
                                                                       GROWTH*           SERVICES*      VCT, CLASS II*
                                                                  ----------------    ---------------   --------------
INVESTMENT INCOME:
  Dividends ....................................................  $              -    $             -   $            -
                                                                  ----------------    ---------------   --------------

EXPENSES:
  Mortality and expense risk fees ..............................            89,457             25,873           13,125
  Administrative expense fees ..................................            14,563              4,212            2,137
                                                                  ----------------    ---------------   --------------
    Total expenses .............................................           104,020             30,085           15,262
                                                                  ----------------    ---------------   --------------
    Net investment income (loss) ..............................           (104,020)           (30,085)         (15,262)
                                                                  ----------------    ---------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                 -                  -                -
  Net realized gain (loss) from sales of investments ...........                 -              1,008               11
                                                                  ----------------    ---------------   --------------
    Net realized gain (loss) ...................................                 -              1,008               11
  Net unrealized gain (loss) ...................................        (9,604,851)         1,012,268         (631,324)
                                                                  ----------------    ---------------   --------------
    Net realized and unrealized  gain (loss) ...................        (9,604,851)         1,013,276         (631,313)
                                                                  ----------------    ---------------   --------------
    Net increase (decrease) in net assets from operations ......  $     (9,708,871)   $       983,191   $     (646,575)
                                                                  ================    ===============   ==============
                                                                     PIONEER
                                                                   REAL ESTATE      T. ROWE PRICE
                                                                      GROWTH         INTERNATIONAL
                                                                  VCT, CLASS II*        STOCK
                                                                  --------------   ----------------
INVESTMENT INCOME:
  Dividends ....................................................  $       23,182   $        738,422
                                                                  --------------   ----------------

EXPENSES:
  Mortality and expense risk fees ..............................           3,906          1,569,855
  Administrative expense fees ..................................             636            255,558
                                                                  --------------   ----------------
    Total expenses .............................................           4,542          1,825,413
                                                                  --------------   ----------------
    Net investment income (loss) ..............................           18,640         (1,086,991)
                                                                  --------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........               -          3,544,424
  Net realized gain (loss) from sales of investments ...........         (13,520)         2,040,111
                                                                  --------------   ----------------
    Net realized gain (loss) ...................................         (13,520)         5,584,535
  Net unrealized gain (loss) ...................................          77,377        (30,669,237)
                                                                  --------------   ----------------
    Net realized and unrealized  gain (loss) ...................          63,857        (25,084,702)
                                                                  --------------   ----------------
    Net increase (decrease) in net assets from operations ......  $       82,497   $    (26,171,693)
                                                                  ==============   ================

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                CORE EQUITY(a)
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000                1999
                                                                       ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (5,508,144)     $  (4,136,143)
    Net realized gain (loss) .........................................     67,396,130         52,607,235
    Net unrealized gain (loss) .......................................   (125,720,046)        76,594,230
                                                                       ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........    (63,832,060)       125,065,322
                                                                       ---------------     ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     24,360,885         24,016,712
    Withdrawals ......................................................    (50,384,435)       (36,550,023)
    Contract benefits ................................................     (4,748,552)        (3,298,297)
    Contract charges .................................................       (165,021)          (158,010)
    Transfers between sub-accounts (including fixed account), net ....     21,534,830         23,663,744
    Other transfers from (to) the General Account ....................      7,377,082          1,857,336
    Net increase (decrease) in investment by Sponsor .................           (103)                 -
                                                                       ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions..     (2,025,314)         9,531,462
                                                                       ---------------     ---------------
    Net increase (decrease) in net assets ............................    (65,857,374)       134,596,784

NET ASSETS:
  Beginning of year ..................................................    587,793,523        453,196,739
                                                                       ---------------     ---------------
  End of year ........................................................ $  521,936,149      $ 587,793,523
                                                                       ===============     ===============
                                                                                   SELECT
                                                                         INVESTMENT GRADE INCOME(a)
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   8,013,304     $   8,629,142
    Net realized gain (loss) .........................................     (1,199,532)         (395,044)
    Net unrealized gain (loss) .......................................      6,474,867       (12,501,948)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........     13,288,639        (4,267,850)
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      6,056,068         9,701,880
    Withdrawals ......................................................    (15,513,675)      (13,783,618)
    Contract benefits ................................................     (1,164,608)       (1,023,087)
    Contract charges .................................................        (38,608)          (41,373)
    Transfers between sub-accounts (including fixed account), net ....    (11,256,349)       14,591,086
    Other transfers from (to) the General Account ....................     (2,195,698)       (1,721,300)
    Net increase (decrease) in investment by Sponsor .................            (84)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (24,112,954)        7,723,588
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (10,824,315)        3,455,738

NET ASSETS:
  Beginning of year ..................................................    169,730,634       166,274,896
                                                                       ---------------   ---------------
  End of year ........................................................  $ 158,906,319     $ 169,730,634
                                                                       ===============   ===============
                                                                                 MONEY MARKET
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   8,886,667     $   7,983,654
    Net realized gain (loss) .........................................              -                 -
    Net unrealized gain (loss) .......................................              -                 -
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      8,886,667         7,983,654
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    403,496,864       438,987,405
    Withdrawals ......................................................    (39,982,149)      (34,391,134)
    Contract benefits ................................................     (4,392,862)       (1,483,815)
    Contract charges .................................................        (34,218)          (32,718)
    Transfers between sub-accounts (including fixed account), net ....   (564,187,626)     (330,361,387)
    Other transfers from (to) the General Account ....................    115,975,100        25,859,621
    Net increase (decrease) in investment by Sponsor .................            (51)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (89,124,942)       98,577,972
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (80,238,275)      106,561,626

NET ASSETS:
  Beginning of year ..................................................    269,055,218       162,493,592
                                                                       ---------------   ---------------
  End of year ........................................................  $ 188,816,943     $ 269,055,218
                                                                       ==============    ===============
                                                                                 EQUITY INDEX
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000               1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (2,929,532)    $  (2,175,820)
    Net realized gain (loss) .........................................     64,465,906         7,417,406
    Net unrealized gain (loss) .......................................   (115,934,017)       69,889,480
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (54,397,643)       75,131,066
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     27,545,703        32,887,575
    Withdrawals ......................................................    (41,402,313)      (29,625,579)
    Contract benefits ................................................     (4,238,388)       (2,868,514)
    Contract charges .................................................       (140,079)         (119,189)
    Transfers between sub-accounts (including fixed account), net ....     27,130,239        77,092,509
    Other transfers from (to) the General Account ....................      7,640,472         6,152,084
    Net increase (decrease) in investment by Sponsor .................           (105)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     16,535,529        83,518,886
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (37,862,114)      158,649,952

NET ASSETS:
  Beginning of year ..................................................    510,044,916       351,394,964
                                                                       ---------------   ---------------
  End of year ........................................................  $ 472,182,802     $ 510,044,916
                                                                       ===============    ==============
                                                                               GOVERNMENT BOND
                                                                           YEAR ENDED DECEMBER 31,
                                                                            2000             1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $  2,712,079     $  3,560,629
    Net realized gain (loss) .........................................       (856,236)        (566,090)
    Net unrealized gain (loss) .......................................      3,369,653       (3,996,251)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      5,225,496       (1,001,712)
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      4,241,214        8,933,342
    Withdrawals ......................................................     (8,138,699)      (7,188,109)
    Contract benefits ................................................       (458,307)        (468,436)
    Contract charges .................................................        (13,686)         (14,843)
    Transfers between sub-accounts (including fixed account), net ....     (8,059,437)       4,441,216
    Other transfers from (to) the General Account ....................     (1,156,683)      (1,546,231)
    Net increase (decrease) in investment by Sponsor .................           (158)               -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (13,585,756)       4,156,939
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................     (8,360,260)       3,155,227

NET ASSETS:
  Beginning of year ..................................................     75,018,315       71,863,088
                                                                       ---------------   ---------------
  End of year ........................................................   $ 66,658,055     $ 75,018,315
                                                                       ===============   ===============
                                                                                    SELECT
                                                                               AGGRESSIVE GROWTH
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (6,396,284)     $  (4,908,535)
    Net realized gain (loss) .........................................     89,665,300         10,735,234
    Net unrealized gain (loss) .......................................   (203,798,583)       107,103,552
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........   (120,529,567)       112,930,251
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     23,903,001         18,504,192
    Withdrawals ......................................................    (39,342,356)       (25,549,834)
    Contract benefits ................................................     (1,436,659)        (1,081,675)
    Contract charges .................................................       (142,349)          (127,147)
    Transfers between sub-accounts (including fixed account), net ....     63,451,334          1,573,493
    Other transfers from (to) the General Account ....................      3,400,946          1,244,022
    Net increase (decrease) in investment by Sponsor .................             97                  -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     49,834,014         (5,436,949)
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (70,695,553)       107,493,302

NET ASSETS:
  Beginning of year ..................................................    423,462,602        315,969,300
                                                                       ---------------   ---------------
  End of year ........................................................  $ 352,767,049      $ 423,462,602
                                                                       ===============   ===============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                SELECT GROWTH
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (6,894,527)    $  (5,252,749)
    Net realized gain (loss) .........................................     64,368,939        17,063,861
    Net unrealized gain (loss) .......................................   (150,914,065)       88,659,011
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (93,439,653)      100,470,123
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     23,940,909        24,842,639
    Withdrawals ......................................................    (36,411,098)      (26,571,683)
    Contract benefits ................................................     (2,246,820)       (1,371,717)
    Contract charges .................................................       (129,027)         (111,678)
    Transfers between sub-accounts (including fixed account), net ....     37,054,396        42,559,914
    Other transfers from (to) the General Account ....................      3,859,466         4,876,229
    Net increase (decrease) in investment by Sponsor .................            (74)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     26,067,752        44,223,704
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (67,371,901)      144,693,827

NET ASSETS:
  Beginning of year ..................................................    467,895,173       323,201,346
                                                                       ---------------   ---------------
  End of year ........................................................  $ 400,523,272     $ 467,895,173
                                                                       ===============   ===============
                                                                                    SELECT
                                                                               GROWTH AND INCOME
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000              1999
                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (2,681,201)     $  (1,024,814)
    Net realized gain (loss) .........................................     63,503,004         24,929,221
    Net unrealized gain (loss) .......................................   (105,479,914)        23,354,193
                                                                       ---------------    ---------------
    Net increase (decrease)  in net assets from operations ...........    (44,658,111)        47,258,600
                                                                       ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     17,472,760         17,142,639
    Withdrawals ......................................................    (29,601,771)       (21,533,465)
    Contract benefits ................................................     (3,372,554)        (2,866,072)
    Contract charges .................................................        (82,111)           (74,816)
    Transfers between sub-accounts (including fixed account), net ....     29,535,479         35,114,290
    Other transfers from (to) the General Account ....................      4,263,287          5,443,707
    Net increase (decrease) in investment by Sponsor .................            (89)                 -
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets from contract transactions..     18,215,001         33,226,283
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets ............................    (26,443,110)        80,484,883

NET ASSETS:
  Beginning of year ..................................................    350,881,057        270,396,174
                                                                       ---------------    ---------------
  End of year ........................................................  $ 324,437,947      $ 350,881,057
                                                                       ===============    ===============

                                                                                     SELECT
                                                                                VALUE OPPORTUNITY
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000              1999
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................    $  (2,223,010)    $  (2,795,124)
    Net realized gain (loss) .........................................        9,183,161        12,785,177
    Net unrealized gain (loss) .......................................       44,078,239       (21,271,499)
                                                                         ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........       51,038,390       (11,281,446)
                                                                         ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................        8,062,042         9,033,922
    Withdrawals ......................................................      (17,750,604)      (14,328,750)
    Contract benefits ................................................         (936,977)         (630,503)
    Contract charges .................................................          (57,670)          (59,148)
    Transfers between sub-accounts (including fixed account), net ....      (27,442,362)       10,800,586
    Other transfers from (to) the General Account ....................       (2,697,990)        1,268,839
    Net increase (decrease) in investment by Sponsor .................            2,000                 - -
                                                                         ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..      (40,821,561)        6,084,946
                                                                         ---------------   ---------------
    Net increase (decrease) in net assets ............................       10,216,829        (5,196,500)

NET ASSETS:
  Beginning of year ..................................................      195,380,652       200,577,152
                                                                         ---------------   ---------------
  End of year ........................................................    $ 205,597,481     $ 195,380,652
                                                                         ===============   ================
                                                                                      SELECT
                                                                                INTERNATIONAL EQUITY
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000               1999
                                                                         ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $  (2,691,264)      $  (3,279,659)
    Net realized gain (loss) .........................................      11,754,407           3,471,561
    Net unrealized gain (loss) .......................................     (39,048,857)         61,875,342
                                                                         ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........     (29,985,714)         62,067,244
                                                                         ---------------     ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      14,273,035          11,344,784
    Withdrawals ......................................................     (22,300,768)        (14,712,183)
    Contract benefits ................................................      (1,315,610)           (759,130)
    Contract charges .................................................         (75,375)            (69,281)
    Transfers between sub-accounts (including fixed account), net ....      35,922,300           2,775,341
    Other transfers from (to) the General Account ....................         595,339           1,417,921
    Net increase (decrease) in investment by Sponsor .................             (43)                  -
                                                                         ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions..      27,098,878              (2,548)
                                                                         ---------------     ---------------
    Net increase (decrease) in net assets ............................      (2,886,836)         62,064,696

NET ASSETS:
  Beginning of year ..................................................     270,743,893         208,679,197
                                                                         ---------------     ---------------
  End of year ........................................................   $ 267,857,057       $ 270,743,893
                                                                         ===============     ===============
                                                                                     SELECT
                                                                              CAPITAL APPRECIATION
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000                1999
                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (3,029,374)     $  (2,269,238)
    Net realized gain (loss) .........................................     12,749,930          2,712,559
    Net unrealized gain (loss) .......................................        946,640         35,111,252
                                                                       ---------------    ---------------
    Net increase (decrease)  in net assets from operations ...........     10,667,196         35,554,573
                                                                       ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     10,026,252          8,595,028
    Withdrawals ......................................................    (17,282,819)       (11,932,699)
    Contract benefits ................................................       (808,737)          (595,054)
    Contract charges .................................................        (58,007)           (50,131)
    Transfers between sub-accounts (including fixed account), net ....      9,225,345          4,910,062
    Other transfers from (to) the General Account ....................       (391,501)         1,368,660
    Net increase (decrease) in investment by Sponsor .................           (145)                 -
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets from contract transactions..        710,388          2,295,866
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets ............................     11,377,584         37,850,439

NET ASSETS:
  Beginning of year ..................................................    187,911,588        150,061,149
                                                                       ---------------    ---------------
  End of year ........................................................  $ 199,289,172      $ 187,911,588
                                                                       ================   ===============
                                                                                  SELECT                     SELECT
                                                                              EMERGING MARKETS          STRATEGIC GROWTH
                                                                                PERIOD FROM               PERIOD FROM
                                                                            8/1/00* TO 12/31/00       8/1/00* TO 12/31/00
                                                                          -----------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................            $    (5,460)                $   (5,573)
    Net realized gain (loss) .........................................                 24,096                     50,706
    Net unrealized gain (loss) .......................................               (311,189)                  (587,087)
                                                                          -----------------------   -----------------------
    Net increase (decrease)  in net assets from operations ...........               (292,553)                  (541,954)
                                                                          -----------------------   -----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................                 63,362                    165,423
    Withdrawals ......................................................                 (5,495)                    (6,994)
    Contract benefits ................................................                   (586)                   (25,348)
    Contract charges .................................................                    (55)                       (51)
    Transfers between sub-accounts (including fixed account), net ....              1,458,669                  2,167,438
    Other transfers from (to) the General Account ....................                 92,700                    147,833
    Net increase (decrease) in investment by Sponsor .................                  2,418                      2,478
                                                                          -----------------------   -----------------------
    Net increase (decrease) in net assets from contract transactions..              1,611,013                  2,450,779
                                                                          -----------------------   -----------------------
    Net increase (decrease) in net assets ............................              1,318,460                  1,908,825

NET ASSETS:
  Beginning of year ..................................................                     -                           -
                                                                          -----------------------   -----------------------
  End of year ........................................................            $ 1,318,460                 $ 1,908,825
                                                                          =======================    ======================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                 AIM V.I.
                                                                             AGGRESSIVE GROWTH            AIM V.I. VALUE
                                                                                PERIOD FROM                 PERIOD FROM
                                                                            8/1/00* TO 12/31/00         8/1/00* TO 12/31/00
                                                                          -----------------------     ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................            $    (94,330)               $   (58,572)
    Net realized gain (loss) .........................................                       -                  1,253,073
    Net unrealized gain (loss) .......................................              (3,472,906)                (3,672,217)
                                                                          -----------------------    ----------------------
    Net increase (decrease)  in net assets from operations ...........              (3,567,236)                (2,477,716)
                                                                          -----------------------    ----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................               1,922,027                  1,705,188
    Withdrawals ......................................................                (240,104)                  (237,393)
    Contract benefits ................................................                 (57,981)                  (129,876)
    Contract charges .................................................                    (937)                      (953)
    Transfers between sub-accounts (including fixed account), net ....              32,353,312                 31,487,056
    Other transfers from (to) the General Account ....................                 530,834                    708,342
    Net increase (decrease) in investment by Sponsor .................                     125                        207
                                                                          -----------------------    ----------------------
    Net increase (decrease) in net assets from contract transactions..              34,507,276                 33,532,571
                                                                          -----------------------    ----------------------
    Net increase (decrease) in net assets ............................              30,940,040                 31,054,855

NET ASSETS:
  Beginning of year ..................................................                      -                          -
                                                                          -----------------------    ----------------------
  End of year ........................................................            $ 30,940,040                $ 31,054,855
                                                                          =======================    ======================

                                                                                 ALLIANCE                  ALLIANCE
                                                                                  GROWTH                   PREMIER
                                                                            AND INCOME CLASS B         GROWTH CLASS B
                                                                                PERIOD FROM              PERIOD FROM
                                                                             8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                          ----------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................           $    (77,396)             $   (115,344)
    Net realized gain (loss) .........................................                      -                         -
    Net unrealized gain (loss) .......................................                802,015                (4,859,315)
                                                                          ----------------------    -----------------------
    Net increase (decrease)  in net assets from operations ...........                724,619                (4,974,659)
                                                                          ----------------------    -----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................              1,673,361                 2,381,508
    Withdrawals ......................................................               (193,028)                 (242,304)
    Contract benefits ................................................                (46,094)                     (836)
    Contract charges .................................................                   (686)                     (977)
    Transfers between sub-accounts (including fixed account), net ....             24,572,310                35,517,443
    Other transfers from (to) the General Account ....................                922,317                 1,119,592
    Net increase (decrease) in investment by Sponsor .................                    (59)                      260
                                                                         ----------------------     -----------------------
    Net increase (decrease) in net assets from contract transactions..             26,928,121                38,774,686
                                                                          ----------------------    -----------------------
    Net increase (decrease) in net assets ............................             27,652,740                33,800,027

NET ASSETS:
  Beginning of year ..................................................                   -                        -
                                                                         ----------------------     ------------------------
  End of year ........................................................           $ 27,652,740              $ 33,800,027
                                                                         =======================    ========================
                                                                                DGPF
                                                                               GROWTH
                                                                           OPPORTUNITIES                    DGPF
                                                                           SERVICE CLASS           INTERNATIONAL EQUITY
                                                                            PERIOD FROM            YEAR ENDED DECEMBER 31,
                                                                         8/1/00* TO 12/31/00       2000               1999
                                                                        ---------------------  --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................        $    (41,078)     $  1,039,772      $    828,444
    Net realized gain (loss) .........................................                 179         5,740,394         3,456,926
    Net unrealized gain (loss) .......................................          (2,394,897)       (8,385,159)       11,844,338
                                                                         --------------------- --------------    ---------------
    Net increase (decrease)  in net assets from operations ...........          (2,435,796)       (1,604,993)       16,129,708
                                                                         --------------------- --------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             751,151         3,715,083         4,614,436
    Withdrawals ......................................................            (142,497)      (10,205,671)       (8,759,974)
    Contract benefits ................................................             (93,795)         (595,221)         (477,836)
    Contract charges .................................................                (454)          (31,343)          (34,245)
    Transfers between sub-accounts (including fixed account), net ....          19,263,918           221,451        (3,009,304)
    Other transfers from (to) the General Account ....................             197,421        (4,854,207)       (1,443,372)
    Net increase (decrease) in investment by Sponsor .................                 117             2,000                 -
                                                                         ---------------------  --------------    ---------------
    Net increase (decrease) in net assets from contract transactions..          19,975,861       (11,747,908)       (9,110,295)
                                                                         ---------------------  --------------    ---------------
    Net increase (decrease) in net assets ............................          17,540,065       (13,352,901)        7,019,413

NET ASSETS:
  Beginning of year ..................................................             -              125,519,728       118,500,315
                                                                          --------------------  --------------    ---------------
  End of year ........................................................        $ 17,540,065      $ 112,166,827     $ 125,519,728
                                                                          ====================  ==============    ===============
                                                                                  FIDELITY VIP
                                                                                  HIGH INCOME
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  11,705,773    $  16,082,127
    Net realized gain (loss) .........................................     (5,013,761)        (220,094)
    Net unrealized gain (loss) .......................................    (55,769,026)      (2,152,485)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (49,077,014)      13,709,548
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      8,270,232       11,140,024
    Withdrawals ......................................................    (18,155,748)     (17,342,745)
    Contract benefits ................................................     (1,468,513)      (1,180,063)
    Contract charges .................................................        (51,034)         (59,343)
    Transfers between sub-accounts (including fixed account), net ....     (2,596,670)       7,983,019
    Other transfers from (to) the General Account ....................     (3,365,040)      (1,197,799)
    Net increase (decrease) in investment by Sponsor .................            436                -
                                                                       ----------------  ---------------
    Net increase (decrease) in net assets from contract transactions..    (17,366,337)        (656,907)
                                                                       ----------------  ---------------
    Net increase (decrease) in net assets ............................    (66,443,351)      13,052,641

NET ASSETS:
  Beginning of year ..................................................    222,646,690      209,594,049
                                                                       ---------------   ---------------
  End of year ........................................................  $ 156,203,339    $ 222,646,690
                                                                       ===============   ===============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            FIDELITY VIP EQUITY-INCOME
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000              1999
                                                                         --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $   1,834,394    $    (144,083)
    Net realized gain (loss) .........................................      63,470,984       29,778,126
    Net unrealized gain (loss) .......................................     (27,545,240)      (1,182,641)
                                                                         --------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      37,760,138       28,451,402
                                                                         --------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      20,120,391       27,773,097
    Withdrawals ......................................................     (54,401,593)     (46,417,375)
    Contract benefits ................................................      (3,363,126)      (2,971,372)
    Contract charges .................................................        (178,707)        (199,771)
    Transfers between sub-accounts (including fixed account), net ....     (51,983,840)      21,098,544
    Other transfers from (to) the General Account ....................      (1,956,075)       1,492,354
    Net increase (decrease) in investment by Sponsor .................            (135)               -
                                                                         --------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     (91,763,085)         775,477
                                                                         --------------   ---------------
    Net increase (decrease) in net assets ............................     (54,002,947)      29,226,879

NET ASSETS:
  Beginning of year ..................................................     613,358,654      584,131,775
                                                                         --------------   ---------------
  End of year ........................................................   $ 559,355,707    $ 613,358,654
                                                                         ==============   ===============
                                                                                   FIDELITY VIP GROWTH
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                  2000              1999
                                                                          ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................     $ (11,046,105)    $  (8,152,652)
    Net realized gain (loss) .........................................       101,924,925        71,046,532
    Net unrealized gain (loss) .......................................      (190,332,818)      136,395,117
                                                                          ----------------  ----------------
    Net increase (decrease)  in net assets from operations ...........       (99,453,998)      199,288,997
                                                                          ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................        38,369,095        33,765,170
    Withdrawals ......................................................       (72,650,310)      (51,125,474)
    Contract benefits ................................................        (3,456,677)       (2,589,245)
    Contract charges .................................................          (250,276)         (215,967)
    Transfers between sub-accounts (including fixed account), net ....        57,441,987        63,466,803
    Other transfers from (to) the General Account ....................         6,291,614         1,482,283
    Net increase (decrease) in investment by Sponsor .................              (113)                -
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions..        25,745,320        44,783,570
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets ............................       (73,708,678)      244,072,567

NET ASSETS:
  Beginning of year ..................................................       778,439,741       534,367,174
                                                                          ----------------  ----------------
  End of year ........................................................     $ 704,731,063     $ 778,439,741
                                                                          ================  ================
                                                                                 FIDELITY VIP OVERSEAS
                                                                                YEAR ENDED DECEMBER 31,
                                                                                2000              1999
                                                                        ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $    (189,585)     $     (32,736)
    Net realized gain (loss) .........................................      14,550,635          5,352,246
    Net unrealized gain (loss) .......................................     (49,972,600)        36,901,156
                                                                        ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........     (35,611,550)        42,220,666
                                                                        ---------------     ---------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................       8,905,262          5,861,684
    Withdrawals ......................................................     (13,554,025)        (9,499,501)
    Contract benefits ................................................        (549,205)          (321,424)
    Contract charges .................................................         (50,630)           (45,992)
    Transfers between sub-accounts (including fixed account), net ....      33,770,342          4,693,132
    Other transfers from (to) the General Account ....................       4,916,078            (40,730)
    Net increase (decrease) in investment by Sponsor .................             249                  -
                                                                        ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions .      33,438,071            647,169
                                                                        ---------------     ---------------
    Net increase (decrease) in net assets ............................      (2,173,479)        42,867,835

NET ASSETS:
  Beginning of year ..................................................     150,010,012        107,142,177
                                                                        ---------------     ---------------
  End of year .........................................................  $ 147,836,533      $ 150,010,012
                                                                        ==============      ===============
                                                                                   FIDELITY VIP II
                                                                                    ASSET MANAGER
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000              1999
                                                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $   2,664,682     $   2,080,759
    Net realized gain (loss) .........................................      11,835,205         5,787,201
    Net unrealized gain (loss) .......................................     (21,917,210)        4,342,270
                                                                        ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      (7,417,323)       12,210,230
                                                                        ---------------   ---------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................       7,433,017         7,716,542
    Withdrawals ......................................................     (15,487,489)      (10,097,109)
    Contract benefits ................................................        (868,674)         (461,585)
    Contract charges .................................................         (33,853)          (30,076)
    Transfers between sub-accounts (including fixed account), net ....      (6,538,479)       18,710,626
    Other transfers from (to) the General Account ....................      (1,534,093)          504,270
    Net increase (decrease) in investment by Sponsor .................             (73)                -
                                                                        ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     (17,029,644)       16,342,668
                                                                        ---------------   ---------------
    Net increase (decrease) in net assets ............................     (24,446,967)       28,552,898

NET ASSETS:
  Beginning of year ..................................................     148,204,749       119,651,851
                                                                        ---------------   ---------------
  End of year ........................................................   $ 123,757,782     $ 148,204,749
                                                                        ===============   ===============

                                                                                                         FRANKLIN
                                                                            FIDELITY VIP III              NATURAL
                                                                                 GROWTH                  RESOURCES
                                                                              OPPORTUNITIES               CLASS 2
                                                                               PERIOD FROM              PERIOD FROM
                                                                           8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        -----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................           $   (12,269)             $    (4,444)
    Net realized gain (loss) .........................................                (4,075)                   2,186
    Net unrealized gain (loss) .......................................              (359,089)                 179,336
                                                                        -----------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........              (375,433)                 177,078
                                                                        -----------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................               476,423                   66,599
    Withdrawals ......................................................               (24,070)                  (6,602)
    Contract benefits ................................................                     -                  (23,362)
    Contract charges .................................................                   (65)                     (41)
    Transfers between sub-accounts (including fixed account), net ....             3,960,892                1,519,986
    Other transfers from (to) the General Account ....................               119,759                   52,521
    Net increase (decrease) in investment by Sponsor .................                   167                     (136)
                                                                        -----------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..             4,533,106                1,608,965
                                                                        -----------------------    ---------------------
    Net increase (decrease) in net assets ............................             4,157,673                1,786,043

NET ASSETS:
  Beginning of year ..................................................                     -                        -
                                                                        -----------------------    ---------------------
  End of year ........................................................           $ 4,157,673              $ 1,786,043
                                                                        =======================    =====================
                                                                              FRANKLIN
                                                                              SMALL CAP
                                                                               CLASS 2
                                                                             PERIOD FROM
                                                                         8/1/00* TO 12/31/00
                                                                        ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................        $   (103,108)
    Net realized gain (loss) .........................................                   -
    Net unrealized gain (loss) .......................................          (4,583,730)
                                                                        ---------------------
    Net increase (decrease)  in net assets from operations ...........          (4,686,838)
                                                                        ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................           1,623,148
    Withdrawals ......................................................            (265,933)
    Contract benefits ................................................             (80,785)
    Contract charges .................................................              (1,123)
    Transfers between sub-accounts (including fixed account), net ....          36,397,185
    Other transfers from (to) the General Account ....................             700,349
    Net increase (decrease) in investment by Sponsor .................                 235
                                                                        ---------------------
    Net increase (decrease) in net assets from contract transactions..          38,373,076
                                                                        ---------------------
    Net increase (decrease) in net assets ............................          33,686,238

NET ASSETS:
  Beginning of year ..................................................                   -
                                                                        ---------------------
  End of year ........................................................        $ 33,686,238
                                                                        =====================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                               INVESCO                JANUS ASPEN
                                                                                 VIF                  GROWTH AND
                                                                                HEALTH                  INCOME
                                                                               SCIENCES             SERVICE SHARES
                                                                             PERIOD FROM              PERIOD FROM
                                                                         8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $    (57,448)           $    (51,606)
    Net realized gain (loss) .........................................               15,112                       -
    Net unrealized gain (loss) .......................................              531,319              (3,020,095)
                                                                        ---------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........              488,983              (3,071,701)
                                                                        ---------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................              912,704               1,400,261
    Withdrawals ......................................................             (158,048)               (255,366)
    Contract benefits ................................................              (66,946)                (63,244)
    Contract charges .................................................                 (541)                 (1,069)
    Transfers between sub-accounts (including fixed account), net ....           17,796,399              36,997,375
    Other transfers from (to) the General Account ....................              647,634               1,204,803
    Net increase (decrease) in investment by Sponsor .................                 (179)                    117
                                                                        ---------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..           19,131,023              39,282,877
                                                                        ---------------------    ---------------------
    Net increase (decrease) in net assets ............................           19,620,006              36,211,176

NET ASSETS:
  Beginning of year ..................................................                    -                       -
                                                                        ---------------------    ---------------------
  End of year ........................................................         $ 19,620,006            $ 36,211,176
                                                                        =====================    =====================

                                                                              JANUS ASPEN                KEMPER
                                                                                GROWTH                 TECHNOLOGY
                                                                            SERVICE SHARES               GROWTH
                                                                              PERIOD FROM              PERIOD FROM
                                                                          8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        ----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $   (132,760)            $   (104,020)
    Net realized gain (loss) .........................................                    -                        -
    Net unrealized gain (loss) .......................................           (5,955,012)              (9,604,851)
                                                                        ----------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........           (6,087,772)              (9,708,871)
                                                                        ----------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................            3,048,491                1,760,073
    Withdrawals ......................................................             (291,831)                (295,127)
    Contract benefits ................................................              (58,178)                 (85,971)
    Contract charges .................................................               (1,191)                  (1,337)
    Transfers between sub-accounts (including fixed account), net ....           41,285,853               35,780,557
    Other transfers from (to) the General Account ....................            1,397,339                1,310,419
    Net increase (decrease) in investment by Sponsor .................                  151                      371
                                                                        ----------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..           45,380,634               38,468,985
                                                                        ----------------------    ---------------------
    Net increase (decrease) in net assets ............................           39,292,862               28,760,114

NET ASSETS:
  Beginning of year ..................................................                    -                        -
                                                                        ----------------------    ---------------------
  End of year ........................................................         $ 39,292,862             $ 28,760,114
                                                                        ======================    =====================
                                                                                 KVS                   PIONEER
                                                                               DREMAN                  EMERGING
                                                                              FINANCIAL                MARKETS
                                                                              SERVICES              VCT, CLASS II
                                                                             PERIOD FROM             PERIOD FROM
                                                                         8/1/00* TO 12/31/00     8/1/00* TO 12/31/00
                                                                        ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $   (30,085)             $   (15,262)
    Net realized gain (loss) .........................................               1,008                       11
    Net unrealized gain (loss) .......................................           1,012,268                 (631,324)
                                                                        ---------------------   ----------------------
    Net increase (decrease)  in net assets from operations ...........             983,191                 (646,575)
                                                                        ---------------------   ----------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             407,144                  347,144
    Withdrawals ......................................................             (85,007)                 (23,142)
    Contract benefits ................................................              (3,891)                       -
    Contract charges .................................................                (302)                    (130)
    Transfers between sub-accounts (including fixed account), net ....           8,162,575                5,036,767
    Other transfers from (to) the General Account ....................             417,472                   82,598
    Net increase (decrease) in investment by Sponsor .................                (331)                     427
                                                                        ---------------------   ----------------------
    Net increase (decrease) in net assets from contract transactions..           8,897,660                5,443,664
                                                                        ---------------------   ----------------------
    Net increase (decrease) in net assets ............................           9,880,851                4,797,089

NET ASSETS:
  Beginning of year ..................................................                   -                        -
                                                                        ---------------------   ----------------------
  End of year ........................................................         $ 9,880,851              $ 4,797,089
                                                                        =====================   ======================
                                                                               PIONEER
                                                                             REAL ESTATE                   T. ROWE PRICE
                                                                               GROWTH                      INTERNATIONAL
                                                                            VCT, CLASS II                      STOCK
                                                                             PERIOD FROM              YEAR ENDED DECEMBER 31,
                                                                         8/1/00* TO 12/31/00          2000              1999
                                                                        ---------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $    18,640      $  (1,086,991)    $  (1,026,145)
    Net realized gain (loss) .........................................             (13,520)         5,584,535         3,366,692
    Net unrealized gain (loss) .......................................              77,377        (30,669,237)       27,606,832
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease)  in net assets from operations ...........              82,497        (26,171,693)       29,947,379
                                                                        ---------------------  ----------------   ----------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             115,941          6,206,893         4,736,022
    Withdrawals ......................................................             (47,268)        (9,777,254)       (6,622,362)
    Contract benefits ................................................                   -           (599,921)         (437,587)
    Contract charges .................................................                 (54)           (27,597)          (24,690)
    Transfers between sub-accounts (including fixed account), net ....           1,349,657         21,832,542          (134,325)
    Other transfers from (to) the General Account ....................              14,600         (1,034,406)        1,879,994
    Net increase (decrease) in investment by Sponsor .................                  33                262                 -
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease) in net assets from contract transactions..           1,432,909         16,600,519          (602,948)
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease) in net assets ............................           1,515,406         (9,571,174)       29,344,431

NET ASSETS:
  Beginning of year ..................................................                   -        124,781,755        95,437,324
                                                                        ---------------------  ----------------   ----------------
  End of year ........................................................         $ 1,515,406      $ 115,210,581     $ 124,781,755
                                                                        =====================  ================   ================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus, and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers thirty-five Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage variable annuity contracts. Allmerica Immediate Advantage Sub-Accounts became effective on February 1, 2000. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Business Trust or Delaware International Advisers Ltd.; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP), or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II), or the Fidelity Variable Insurance Products Fund III (Fidelity VIP III), all of which are managed by Fidelity Management & Research Company (FMR); or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Franklin Advisers, Inc.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc.; or of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-K in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                                         PORTFOLIO INFORMATION
                                                               -------------------------------------------------------------------
                                                                         TOTAL                                        NET ASSET
                                                                       NUMBER OF                AGGREGATE               VALUE
INVESTMENT PORTFOLIO                                                     SHARES                   COST                PER SHARE
--------------------                                           --------------------------      ------------         --------------
Core Equity(a) . . . . . . . . . . . . . . . . . . . . . . .           194,152,846           $ 477,437,050              $ 2.689
Select Investment Grade Income(a)  . . . . . . . . . . . . .           146,332,165             161,118,758                1.086
Money Market . . . . . . . . . . . . . . . . . . . . . . . .           188,765,757             188,765,757                1.000
Equity Index . . . . . . . . . . . . . . . . . . . . . . . .           143,129,619             401,873,615                3.299
Government Bond  . . . . . . . . . . . . . . . . . . . . . .            63,423,566              66,715,931                1.051
Select Aggressive Growth . . . . . . . . . . . . . . . . . .           166,638,940             367,866,788                2.117
Select Growth  . . . . . . . . . . . . . . . . . . . . . . .           180,907,743             350,729,416                2.214
Select Growth and Income . . . . . . . . . . . . . . . . . .           227,200,603             340,050,594                1.428
Select Value Opportunity . . . . . . . . . . . . . . . . . .           105,003,681             154,400,045                1.958
Select International Equity  . . . . . . . . . . . . . . . .           150,314,322             207,870,616                1.781
Select Capital Appreciation  . . . . . . . . . . . . . . . .            93,916,788             149,838,422                2.122
Select Emerging Markets  . . . . . . . . . . . . . . . . . .             1,674,646               1,632,484                0.789
Select Strategic Growth  . . . . . . . . . . . . . . . . . .             2,795,783               2,496,607                0.683
AIM V.I. Aggressive Growth . . . . . . . . . . . . . . . . .             2,116,477              34,415,805               14.620
AIM V.I. Value . . . . . . . . . . . . . . . . . . . . . . .             1,137,262              34,730,843               27.310
Alliance Growth and Income Class B . . . . . . . . . . . . .             1,199,525              26,859,025               23.060
Alliance Premier Growth Class B  . . . . . . . . . . . . . .             1,058,791              38,666,500               31.930
DGPF Growth Opportunities Service Class. . . . . . . . . . .               731,446              19,934,962               23.980
DGPF International Equity  . . . . . . . . . . . . . . . . .             6,252,336              88,885,403               17.940
Fidelity VIP High Income . . . . . . . . . . . . . . . . . .            19,095,822             220,603,682                8.180
Fidelity VIP Equity-Income . . . . . . . . . . . . . . . . .            21,918,407             412,880,514               25.520
Fidelity VIP Growth  . . . . . . . . . . . . . . . . . . . .            16,145,475             536,081,780               43.650
Fidelity VIP Overseas  . . . . . . . . . . . . . . . . . . .             7,395,711             140,713,837               19.990
Fidelity VIP II Asset Manager  . . . . . . . . . . . . . . .             7,734,296             124,898,899               16.000
Fidelity VIP III Growth Opportunities. . . . . . . . . . . .               235,162               4,516,762               17.680
Franklin Natural Resources Class 2 . . . . . . . . . . . . .               120,760               1,606,707               14.790
Franklin Small Cap Class 2 . . . . . . . . . . . . . . . . .             1,593,581              38,272,027               21.140
INVESCO VIF Health Sciences  . . . . . . . . . . . . . . . .               939,206              19,088,687               20.890
Janus Aspen Growth and Income Service Shares . . . . . . . .             2,087,530              39,238,746               17.350
Janus Aspen Growth Service Shares  . . . . . . . . . . . . .             1,490,888              45,254,825               26.360
Kemper Technology Growth  .  . . . . . . . . . . . . . . . .            20,734,493              38,367,324                1.387
KVS Dreman Financial Services  . . . . . . . . . . . . . . .             8,571,548               8,868,583                1.153
Pioneer Emerging Markets VCT Class II  . . . . . . . . . . .               397,348               5,431,285               12.080
Pioneer Real Estate Growth VCT Class II  . . . . . . . . . .               105,237               1,438,029               14.400
T. Rowe Price International Stock  . . . . . . . . . . . . .             7,645,204             105,424,479               15.070

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee of $30 is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (Allmerica Advantage and ExecAnnuity Plus) issued to and maintained by the trustee of a 401(k) plan. No contract fee is deducted for contracts issued on Form A3029-99 (Allmerica Immediate Advantage).

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage and ExecAnnuity Plus contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Core Equity (a)
  Issuance of Units ...........................      38,196,765     $  137,774,880      31,322,880     $ 118,251,467
  Redemption of Units .........................     (39,292,689)      (141,066,749)    (28,422,600)     (108,720,005)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (1,095,924)    $   (3,291,869)      2,900,280     $   9,531,462
                                                  =============     ==============   =============     =============

Select Investment Grade Income (a)
  Issuance of Units ...........................      20,905,240     $   35,008,889      38,928,138     $  62,414,120
  Redemption of Units .........................     (35,851,320)       (59,319,949)    (34,236,306)      (54,690,532)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (14,946,080)    $  (24,311,060)      4,691,832     $   7,723,588
                                                  =============     ==============   =============     =============

Money Market
  Issuance of Units ...........................     670,749,763     $  870,209,418     584,789,664     $ 725,476,037
  Redemption of Units .........................    (739,117,079)      (959,821,932)   (507,897,119)     (626,898,065)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (68,367,316)    $  (89,612,514)     76,892,545     $  98,577,972
                                                  =============     ==============   =============     =============

Equity Index
  Issuance of Units ...........................      41,751,747     $  162,143,040      55,764,065     $ 194,646,213
  Redemption of Units .........................     (37,631,010)      (146,255,749)    (31,745,632)     (111,127,327)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       4,120,737     $   15,887,291      24,018,433     $  83,518,886
                                                  =============     ==============   =============     =============

Government Bond
  Issuance of Units ...........................      19,582,720     $   23,746,020      39,868,338     $  57,035,078
  Redemption of Units .........................     (28,939,499)       (37,378,303)    (37,088,130)      (52,878,139)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (9,356,779)    $  (13,632,283)      2,780,208     $   4,156,939
                                                  =============     ==============   =============     =============

Select Aggressive Growth
  Issuance of Units ...........................      54,712,706     $  187,434,755      36,883,059     $ 100,664,989
  Redemption of Units .........................     (39,991,298)      (137,969,345)    (39,304,433)     (106,101,938)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      14,721,408     $   49,465,410      (2,421,374)    $  (5,436,949)
                                                  =============     ==============   =============     =============

Select Growth
  Issuance of Units ...........................      42,405,060     $  145,285,958      49,096,616     $ 139,643,547
  Redemption of Units .........................     (34,898,511)      (119,999,563)    (33,162,768)      (95,419,843)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       7,506,549     $   25,286,395      15,933,848     $  44,223,704
                                                  =============     ==============   =============     =============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Select Growth and Income
  Issuance of Units ...........................      45,550,702     $  122,854,524      41,070,387     $ 101,335,880
  Redemption of Units .........................     (38,878,149)      (105,138,055)    (27,750,086)      (68,109,597)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       6,672,553     $   17,716,469      13,320,301     $  33,226,283
                                                  =============     ==============   =============     =============

Select Value Opportunity
  Issuance of Units ...........................      22,041,624     $   52,819,901      37,813,556     $  70,885,921
  Redemption of Units .........................     (40,840,800)       (93,765,404)    (34,107,084)      (64,800,975)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (18,799,176)    $  (40,945,503)      3,706,472     $   6,084,946
                                                  =============     ==============   =============     =============

Select International Equity
  Issuance of Units ...........................      47,222,243     $  100,698,842      34,451,914     $  59,813,091
  Redemption of Units .........................     (33,981,177)       (73,851,561)    (34,516,516)      (59,815,639)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      13,241,066     $   26,847,281         (64,602)    $      (2,548)
                                                  =============     ==============   =============     =============

Select Capital Appreciation
  Issuance of Units ...........................      25,937,090     $   70,806,342      26,842,924     $  53,598,764
  Redemption of Units .........................     (25,437,839)       (70,367,753)    (25,758,043)      (51,302,898)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................         499,251     $      438,589       1,084,881     $   2,295,866
                                                  =============     ==============   =============     =============

Select Emerging Markets
  Issuance of Units ...........................       2,019,143     $    1,757,755               -     $           -
  Redemption of Units .........................        (269,986)          (170,417)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       1,749,157     $    1,587,338               -     $           -
                                                  =============     ==============   =============     =============

Select Strategic Growth
  Issuance of Units ...........................       2,780,577     $    2,467,738               -     $           -
  Redemption of Units .........................        (107,303)           (90,833)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       2,673,274     $    2,376,905               -     $           -
                                                  =============     ==============   =============     =============

AIM V.I. Aggressive Growth
  Issuance of Units ...........................      35,052,161     $   35,558,109               -     $           -
  Redemption of Units .........................      (1,049,389)        (1,050,833)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      34,002,772     $   34,507,276               -     $           -
                                                  =============     ==============   =============     =============

AIM V.I. Value
  Issuance of Units ...........................      36,304,926     $   34,611,364               -     $           -
  Redemption of Units .........................      (1,152,612)        (1,078,793)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      35,152,314     $   33,532,571               -     $           -
                                                  =============     ==============   =============     =============

Alliance Growth and Income Class B
  Issuance of Units ...........................      27,355,991     $   28,015,735               -     $           -
  Redemption of Units .........................      (1,091,587)        (1,087,614)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      26,264,404     $   26,928,121               -     $           -
                                                  =============     ==============   =============     =============

Alliance Premier Growth Class B
  Issuance of Units ...........................      42,811,140     $   39,646,683               -     $           -
  Redemption of Units .........................        (934,593)          (871,997)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      41,876,547     $   38,774,686               -     $           -
                                                  =============     ==============   =============     =============

DGPF Growth Opportunities Service Class
  Issuance of Units ...........................      20,991,543     $   20,580,591               -     $           -
  Redemption of Units .........................        (643,817)          (604,730)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      20,347,726     $   19,975,861               -     $           -
                                                  =============     ==============   =============     =============

DGPF International Equity
  Issuance of Units ...........................      13,646,691     $   34,409,663      15,808,205     $  28,915,615
  Redemption of Units .........................     (19,898,884)       (46,227,243)    (20,690,476)      (38,025,910)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (6,252,193)    $  (11,817,580)     (4,882,271)    $  (9,110,295)
                                                  =============     ==============   =============     =============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Fidelity VIP High Income
  Issuance of Units ............................     26,362,266     $   60,493,907      29,297,659     $  65,617,874
  Redemption of Units ..........................    (34,408,677)       (78,026,121)    (29,628,016)      (66,274,781)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     (8,046,411)    $  (17,532,214)       (330,357)    $    (656,907)
                                                  =============     ==============   =============     =============

Fidelity VIP Equity-Income
  Issuance of Units ............................     32,688,360     $  110,842,109      39,554,082     $ 130,745,589
  Redemption of Units ..........................    (60,423,820)      (203,045,663)    (39,169,623)     (129,970,112)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................    (27,735,460)    $  (92,203,554)        384,459     $     775,477
                                                  =============     ==============   =============     =============

Fidelity VIP Growth
  Issuance of Units ............................     43,692,087     $  221,710,552      47,966,342     $ 194,692,684
  Redemption of Units ..........................    (38,765,764)      (196,889,949)    (36,713,176)     (149,909,114)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      4,926,323     $   24,820,603      11,253,166     $  44,783,570
                                                  =============     ==============   =============     =============

Fidelity VIP Overseas
  Issuance of Units ............................     34,673,108     $   79,500,582      15,850,862     $  33,264,942
  Redemption of Units ..........................    (20,843,555)       (46,214,051)    (16,082,430)      (32,617,773)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     13,829,553     $   33,286,531        (231,568)    $     647,169
                                                  =============     ==============   =============     =============

Fidelity VIP II Asset Manager
  Issuance of Units ............................     20,307,103     $   45,526,550      30,018,403     $  53,424,410
  Redemption of Units ..........................    (29,720,642)       (62,754,447)    (20,861,754)      (37,081,742)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     (9,413,539)    $  (17,227,897)      9,156,649     $  16,342,668
                                                  =============     ==============   =============     =============

Fidelity VIP III Growth Opportunities
  Issuance of Units ............................      5,019,985     $    4,833,986               -     $           -
  Redemption of Units ..........................       (318,921)          (300,881)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      4,701,064     $    4,533,105               -     $           -
                                                  =============     ==============   =============     =============

Franklin Natural Resources Class 2
  Issuance of Units ............................      1,571,524     $    1,689,653               -     $           -
  Redemption of Units ..........................        (73,553)           (80,688)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      1,497,971     $    1,608,965               -     $           -
                                                  =============     ==============   =============     =============

Franklin Small Cap Class 2
  Issuance of Units ............................     40,802,284     $   39,632,999               -     $           -
  Redemption of Units ..........................     (1,347,385)        (1,259,923)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     39,454,899     $   38,373,076               -     $           -
                                                  =============     ==============   =============     =============

INVESCO VIF Health Sciences
  Issuance of Units ............................     18,606,911     $   20,167,861               -     $           -
  Redemption of Units ..........................       (984,209)        (1,036,838)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     17,622,702     $   19,131,023               -     $           -
                                                  =============     ==============   =============     =============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ............................     41,810,978     $   40,823,719               -     $           -
  Redemption of Units ..........................     (1,584,473)        (1,540,842)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     40,226,505     $   39,282,877               -     $           -
                                                  =============     ==============   =============     =============

Janus Aspen Growth Service Shares
  Issuance of Units ............................     47,436,640     $   46,825,352               -     $           -
  Redemption of Units ..........................     (1,485,343)        (1,444,718)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     45,951,297     $   45,380,634               -     $           -
                                                  =============     ==============   =============     =============

Kemper Technology Growth
  Issuance of Units ............................     41,314,268     $   40,109,498               -     $           -
  Redemption of Units ..........................     (1,691,053)        (1,640,512)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     39,623,215     $   38,468,986               -     $           -
                                                  =============     ==============   =============     =============

                             SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
KVS Dreman Financial Services
  Issuance of Units ..........................        8,495,247     $    9,291,838               -     $           -
  Redemption of Units ........................         (372,226)          (394,178)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        8,123,021     $    8,897,660               -     $           -
                                                  =============     ==============   =============     =============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ..........................        6,633,204     $    5,702,583               -     $           -
  Redemption of Units ........................         (308,562)          (258,918)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        6,324,642     $    5,443,665               -     $           -
                                                  =============     ==============   =============     =============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units ..........................        2,335,557     $    2,200,304               -     $           -
  Redemption of Units ........................         (830,836)          (767,395)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        1,504,721     $    1,432,909               -     $           -
                                                  =============     ==============   =============     =============

T. Rowe Price International Stock
  Issuance of Units ..........................       34,658,616     $   63,767,970      21,856,983     $  32,448,759
  Redemption of Units ........................      (25,158,031)       (47,241,708)    (22,191,417)      (33,051,707)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        9,500,585     $   16,526,262        (334,434)    $    (602,948)
                                                  =============     ==============   =============     =============

(a) Name changed.  See Note 1.

NOTE 6 - DIVERSIFICATION REQUIREMENTS


     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 2000 were as follows:

           INVESTMENT PORTFOLIO                                  PURCHASES               SALES
           --------------------                               ---------------      ---------------
Core Equity(a) ........................................       $    94,636,184      $    42,864,067
Select Investment Grade Income(a) .....................            14,105,032           30,195,737
Money Market ..........................................           124,464,085          204,791,651
Equity Index ..........................................           112,941,908           45,862,737
Government Bond .......................................            12,467,253           23,341,644
Select Aggressive Growth ..............................           153,256,260           24,989,433
Select Growth .........................................           105,444,513           28,615,439
Select Growth and Income ..............................           106,921,121           29,057,298
Select Value Opportunity ..............................             8,037,274           49,223,680
Select International Equity ...........................            44,353,377           10,857,328
Select Capital Appreciation ...........................            27,415,117           22,846,531
Select Emerging Markets ...............................             1,746,831              104,239
Select Strategic Growth ...............................             2,526,820               26,185
AIM V.I. Aggressive Growth ............................            34,415,805                    -
AIM V.I. Value ........................................            34,730,843                    -
Alliance Growth and Income Class B ....................            26,859,025                    -
Alliance Premier Growth Class B .......................            38,666,500                    -
DGPF Growth Opportunities Service Class ...............            19,954,087               19,304
DGPF International Equity .............................            11,408,947           19,859,519
Fidelity VIP High Income ..............................            24,300,913           29,961,519
Fidelity VIP Equity-Income ............................            63,156,081          114,291,094
Fidelity VIP Growth ...................................           148,646,335           47,872,519
Fidelity VIP Overseas .................................            52,684,661            5,943,613
Fidelity VIP II Asset Manager .........................            25,474,464           28,666,384
Fidelity VIP III Growth Opportunities .................             4,697,425              176,588
Franklin Natural Resources Class 2 ....................             1,634,692               30,171
Franklin Small Cap Class 2 ............................            38,272,027                    -
INVESCO VIF Health Sciences ...........................            19,088,746                   60
Janus Aspen Growth and Income Service Shares ..........            39,238,746                    -
Janus Aspen Growth Service Shares .....................            45,254,825                    -
Kemper Technology Growth ..............................            38,367,324                    -
KVS Dreman Financial Services .........................             8,893,835               26,260
Pioneer Emerging Markets VCT Class II .................             5,435,337                4,063
Pioneer Real Estate Growth VCT Class II ...............             2,070,554              619,005
T. Rowe Price International Stock .....................            30,582,043           11,521,818
                                                              ---------------      ---------------
    Totals ............................................       $ 1,522,148,990      $   771,767,886
                                                              ===============      ===============

(a) Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a)  FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company were previously filed in Registrant's Post-Effective Amendment No. 17 on April 21, 2000, and are incorporated by reference herein.

         Financial Statements Included in Part C
         None

    (b)  EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3  (a) Underwriting and Administrative Service Agreement
                        was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                    (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (c) General Agent's Agreement was previously filed on April
                        24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (d) Career Agent Agreement with Commission Schedule was
                        previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Registered Representative's Agreement was previously
                        filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

         EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

         EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

         EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

         EXHIBIT 7      Not Applicable.

         EXHIBIT 8  (a) Fidelity Service Agreement was previously filed on
                        April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                    (b) An Amendment to the Fidelity Service Agreement,
                        effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                    (c) Fidelity Service Contract, effective as of January 1,
                        1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                    (d) T. Rowe Price Service Agreement was previously filed on
                        April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (f) Directors' Power of Attorney is filed herewith.

         EXHIBIT 9      Opinion of Counsel is filed herewith.

         EXHIBIT 10     Consent of Independent Accountants is filed herewith.

         EXHIBIT 11     None.

         EXHIBIT 12     None.

         EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

         EXHIBIT 14     Not Applicable.

         EXHIBIT 15 (a) Amendment dated March 15, 2001 to the Allmerica
                        Investment Trust Participation Agreement is filed herewith. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                    (b) Amendment dated October 1, 2000 to the Variable
                        Insurance Products Fund Participation Agreement is filed herewith. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (c) Form of Amendment dated May 1, 2001 to the Variable
                        Insurance Products Fund II Participation Agreement is filed herewith. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (d) Form of Amendment dated May 1, 2001 to the Delaware
                        Group Premium Fund Participation Agreement is filed herewith. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Amendment to Schedule A dated December 14, 2000 of the
                        Participation Agreement with T. Rowe Price International Series, Inc. is filed herewith. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (f) Form of Amendment #6 to the AIM Participation Agreement
                        is filed herewith. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                    (g) Form of Amendment dated May 1, 2001 to the Amended and
                        Restated Participation Agreement, Merger and
                        Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance are filed herewith. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (h) Form of Amendment dated May 1, 2001 and the Franklin
                        Templeton Participation Agreement dated March 1, 2000 is filed herewith. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-

                        Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                    (i) Form of Amendment dated May 1, 2001 to the Participation
                        Agreement with INVESCO is filed herewith. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (j) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (k) Participation Agreement dated October 1, 2000 with
                        Scudder Investments Inc. and Scudder Distributors is filed herewith. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                    (l) Amendment dated October 24, 2000 to the Pioneer
                        Participation Agreement is filed herewith. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (m) Form of Eaton Vance Participation Agreement is filed
                        herewith.

                    (n) Form of Amendment and Participation Agreement with
                        Variable Insurance Products Fund III are filed herewith.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

 The principal business address of all the following Directors and Officers is:
 440 Lincoln Street
 Worcester, Massachusetts 01653

                       DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------      ----------------------------------------------
Bruce C. Anderson                   Director (since 1996) and Vice President (since 1984) of
   Director and Vice President      First Allmerica

Warren E. Barnes                    Vice President (since 1996) and Corporate Controller (since
   Vice President and Corporate     1998) of First Allmerica
   Controller

NAME AND POSITION WITH COMPANY      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------      ----------------------------------------------
Mark R. Colborn                     Director (since 2000) and Vice President (since 1992) of First
   Director and Vice President      Allmerica

Charles F. Cronin                   Secretary  and Counsel (since 2000) of First Allmerica;
   Secretary                        Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                    of Nutter, McClennen & Fish

J. Kendall Huber                    Director, Vice President and General Counsel (since 2000)
   Director, Vice President and     of First Allmerica; Vice President (1999) of Promos Hotel
   General Counsel                  Corporation; Vice President and Deputy General Counsel
                                    (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                    General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                   Director and Chief Investment Officer (since 1996) and Vice
   Director, Vice President and     President (since 1991) of First Allmerica; Director (since
   Chief Investment Officer         1996) and President (since 1995) of Allmerica Asset Management, Inc.


Mark C. McGivney                    Vice President (since 1997) and Treasurer (since 2000) of First
   Treasurer                        Allmerica; Associate, Investment Banking (1996-1997) of
                                    Merrill Lynch & Co.


John F. O'Brien                     Director, President and Chief Executive Officer (since 1989) of
   Director and Chairman of the     First Allmerica
   Board

Edward J. Parry, III                Director and Chief Financial Officer (since 1996), Vice
   Director, Vice President and     President (since 1993) and Treasurer (1993-2000) of First
   Chief Financial Officer          Allmerica

Richard M. Reilly                   Director (since 1996) and Vice President (since 1990) of First
   Director, President and Chief    Allmerica; Director (since 1990), President and Chief
   Executive Officer                Executive Officer (since 1995) of Allmerica Financial Life
                                    Insurance and Annuity Company; Director and President (since 1998)
                                    of Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.             Director and Vice President (since 1998) of First Allmerica;
   Director                         Chief Executive Officer (1996 to 1998) of Travelers
                                    Property & Casualty; Senior Vice President (1993 to 1996)
                                    of Aetna Life & Casualty Company

Eric A. Simonsen                    Director (since 1996) and Vice President (since 1990) of
   Director and Vice President      First Allmerica

Gregory D. Tranter                  Director and Vice President (since 2000) of First Allmerica;
   Director and Vice President      Vice President (1996-1998) of Travelers Property &  Casualty;
                                    Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                             ADDRESS                  TYPE OF BUSINESS
                 ----                             -------                  ----------------
AAM Equity Fund                          440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

AAM Growth & Income Fund, L.P.           440 Lincoln Street         Limited Partnership
                                         Worcester MA 01653

AAM High Yield Fund, L.L.C.              440 Lincoln Street         Limited liability company
                                         Worcester MA 01653

Advantage Insurance Network, Inc.        440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

AFC Capital Trust I                      440 Lincoln Street         Statutory Business Trust
                                         Worcester MA 01653

Allmerica Asset Management, Inc.         440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Asset Management Limited       440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Benefits, Inc.                 440 Lincoln Street         Non-insurance medical services
                                         Worcester MA 01653

Allmerica Equity Index Pool              440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

Allmerica Financial Alliance Insurance   100 North Parkway          Multi-line property and casualty
Company                                  Worcester MA 01605         insurance

Allmerica Financial Benefit Insurance    645 West Grand River       Multi-line property and casualty
Company                                  Howell MI 48843            insurance

Allmerica Financial Corporation          440 Lincoln Street         Holding Company
                                         Worcester MA 01653

Allmerica Financial Insurance            440 Lincoln Street         Insurance Broker
Brokers, Inc.                            Worcester MA 01653

Allmerica Financial Life Insurance       440 Lincoln Street         Life insurance, accident and
and Annuity Company (formerly known      Worcester MA 01653         health insurance, annuities, variable
as SMA Life Assurance Company)                                      annuities and variable life insurance

Allmerica Financial Services Insurance   440 Lincoln Street         Insurance Agency
Agency, Inc.                             Worcester MA 01653

Allmerica Funding Corp.                  440 Lincoln Street         Special purpose funding vehicle for
                                         Worcester MA 01653         commercial paper

Allmerica, Inc.                          440 Lincoln Street         Common employer for Allmerica
                                         Worcester MA 01653         Financial Corporation entities

Allmerica Financial Investment           440 Lincoln Street         Investment advisory services
Management Services, Inc. (formerly      Worcester MA 01653
Known as Allmerica Institutional
Services, Inc. and 440 Financial
Group of Worcester, Inc.)

Allmerica Investment Management          440 Lincoln Street         Investment advisory services
Company, Inc.                            Worcester MA 01653

Allmerica Investments, Inc.              440 Lincoln Street         Securities, retail broker-dealer
                                         Worcester MA 01653

Allmerica Investment Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Alabama                          Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
of Florida, Inc.                         Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Georgia                          Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Kentucky                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Mississippi                      Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.    440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

Allmerica Securities Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Trust Company, N.A.            440 Lincoln Street         Limited purpose national trust
                                         Worcester MA 01653         company

AMGRO, Inc.                              100 North Parkway          Premium financing
                                         Worcester MA 01605

Citizens Insurance Company of America    645 West Grand River       Multi-line property and casualty
                                         Howell MI 48843            insurance

Citizens Insurance Company of Illinois   333 Pierce Road            Multi-line property and casualty
                                         Itasca IL 60143            insurance


Citizens Insurance Company of the        3950 Priority Way          Multi-line property and casualty
Midwest                                  South Drive, Suite 200     insurance
                                         Indianapolis IN 46240

Citizens Insurance Company of Ohio       8101 N. High Street        Multi-line property and casualty
                                         P.O. Box 342250            insurance
                                         Columbus OH 43234

Citizens Management, Inc.                645 West Grand River       Services management company
                                         Howell MI 48843

Financial Profiles, Inc.                 5421 Avenida Encinas       Computer software company
                                         Suite A
                                         Carlsbad, CA  92008

First Allmerica Financial Life           440 Lincoln Street         Life, pension, annuity, accident
Insurance Company (formerly State        Worcester MA 01653         and health insurance company
Mutual Life Assurance Company of
America)

First Sterling Limited                   41 Cedar Avenue            Holding Company
                                         Hamilton HM 12,
                                         Bermuda

First Sterling Reinsurance Company       41 Cedar Avenue            Reinsurance Company
Limited                                  Hamilton HM 12,
                                         Bermuda

Greendale Special Placements Fund        440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

The Hanover American Insurance           100 North Parkway          Multi-line property and casualty
Company                                  Worcester MA 01605         insurance

The Hanover Insurance Company            100 North Parkway          Multi-line property and casualty
                                         Worcester MA 01605         insurance

Hanover Texas Insurance Management       NationsBank Tower          Attorney-in-fact for Hanover
Company, Inc.                            15301 Dallas Parkway       Lloyd's Insurance Company
                                         Dallas TX 75248

Hanover Lloyd's Insurance Company        NationsBank Tower          Multi-line property and casualty
                                         15301 Dallas Parkway       insurance
                                         Dallas TX 75248

Lloyds Credit Corporation                440 Lincoln Street         Premium financing service
                                         Worcester MA 01653         franchises

Massachusetts Bay Insurance Company      100 North Parkway          Multi-line property and casualty
                                         Worcester MA 01605         insurance

Sterling Risk Management Services, Inc.  440 Lincoln Street         Risk management services
                                         Worcester MA 01653

VeraVest, Inc. (formerly known as        440 Lincoln Street         Securities, retail
Allmerica Services Corporation)          Worcester MA 01653         broker-dealer

ITEM 27.   NUMBER OF CONTRACT OWNERS

    As of February 28, 2001, there were 79,967 Contract holders of qualified Contracts and 25,253 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

    Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -    Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

        NAME                                    POSITION OR OFFICE WITH UNDERWRITER
        ----                                    -----------------------------------
Margaret L. Abbott                              Vice President

Emil J. Aberizk, Jr.                            Vice President

Edward T. Berger                                Vice President and Chief Compliance Officer

Michael J. Brodeur                              Vice President Operations

Mark R. Colborn                                 Vice President

Charles F. Cronin                               Secretary/Clerk


Claudia J. Eckels                               Vice President

Philip L. Heffernan                             Vice President

J. Kendall Huber                                Director

Mark C. McGivney                                Treasurer

William F. Monroe, Jr.                          President, Director and Chief Executive Officer

K. David Nunley                                 Vice President

Stephen Parker                                  Vice President and Director

Richard M. Reilly                               Director and Chairman of the Board

Eric A. Simonsen                                Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.   MANAGEMENT SERVICES

    The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.   UNDERTAKINGS

    (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

    Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

    4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    By:  /s/ Charles F. Cronin
                                         ------------------------
                                           Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                       Title                                              Date
----------                       -------                                            -------------
/s/ Warren E. Barnes              Vice President and Corporate Controller           April 2, 2001
--------------------------------
Warren E. Barnes

Edward J. Parry III*               Director, Vice President and Chief Financial
--------------------------------   Officer

Richard M. Reilly*                 Director, President and Chief Executive Officer
--------------------------------

John F. O'Brien*                   Director and Chairman of the Board
--------------------------------

Bruce C. Anderson*                 Director and Vice President
--------------------------------

Mark R. Colborn*                   Director and Vice President
--------------------------------

John P. Kavanaugh*                 Director, Vice President and Chief Investment
---------------------------------  Officer

J. Kendall Huber*                  Director, Vice President and General Counsel
--------------------------------

Robert P. Restrepo, Jr.*           Director
--------------------------------

Eric A. Simonsen*                  Director and Vice President
--------------------------------

Gregory D. Tranter*                Director and Vice President
--------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-39702)

                                  EXHIBIT TABLE

Exhibit 8(f)   Directors' Power of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants

Exhibit 15(a)  Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation
               Agreement

Exhibit 15(b)  Amendment dated October 1, 2000 to the Variable Insurance Products Fund
               Participation Agreement

Exhibit 15(c)  Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II
               Participation Agreement

Exhibit 15(d)  Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund
               Participation Agreement

Exhibit 15(e)  Amendment to the Schedule A dated December 14, 2000 of the
               Participation agreement with T. Rowe Price International Series,
               Inc.

Exhibit 15(f)  Form of Amendment #6 to the AIM Participation Agreement

Exhibit 15(g)  Form of Amendment dated May 1, 2001 to the Amended and Restated Participation
               Agreement, Merger and Consolidated Agreement, and Amended and Restated
               Participation Agreement with Alliance

Exhibit 15(h)  Form of Amendment dated May 1, 2001 and the Franklin
               Templeton Participation Agreement dated March 1, 2000

Exhibit 15(i)  Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO

Exhibit 15(k)  Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments
               Inc. and Scudder Distributors

Exhibit 15(l)  Amendment dated October 24, 2000 to the Pioneer Participation Agreement

Exhibit 15(m)  Form of Eaton Vance Participation Agreement

Exhibit 15(n)  Form of Amendment and Participation Agreement with Variable Insurance Products III